UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-23325

SIX CIRCLES TRUST

On behalf of the following series:

Six Circles U.S. Unconstrained Equity Fund

Six Circles International Unconstrained Equity Fund

Six Circles Tax Aware Ultra Short Duration Fund

Six Circles Ultra Short Duration Fund

(Exact name of registrant as specified in charter)

270 Park Avenue, New York, NY 10017

(Address of principal executive offices) (Zip Code)

The Corporation Trust Company

1209 Orange Street

Wilmington, DE 19801

(Name and address of agent for service)

Registrant’s telephone number, including area code: (212) 270-6000

Date of fiscal year end: December 31

Date of reporting period: December 31, 2018

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Report to Stockholders.

Annual Report

SIX CIRCLESSM FUNDS

December 31, 2018

Six Circles Ultra Short Duration Fund

Six Circles Tax Aware Ultra Short Duration Fund

Six Circles U.S. Unconstrained Equity Fund

Six Circles International Unconstrained Equity Fund

Beginning on February 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Six Circles Funds’ shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from a Fund. Instead, the reports will be made available on the Funds’ website (www.sixcirclesfunds.com/literature), and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from a Fund by contacting your J.P. Morgan representative or by calling us collect at 1-212-464-2070.

You may elect to receive all future reports in paper free of charge. You can inform the Funds that you wish to continue receiving paper copies of your shareholder reports by contacting your J.P. Morgan representative or by calling us collect at 1-212-464-2070. Your election to receive reports in paper will apply to all Six Circles Funds.

Investments in a Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency. You could lose money if you sell when a Fund’s share price is lower than when you invested.

Past performance is no guarantee of future performance. The general market views expressed in this report are opinions based on market and other conditions through the end of the reporting period and are subject to change without notice. These views are not intended to predict the future performance of a Fund or the securities markets. References to specific securities and their issuers are for illustrative purposes only and are not intended to be, and should not be interpreted as, recommendations to purchase or sell such securities. Such views are not meant as investment advice and may not be relied on as an indication of trading intent on behalf of any Fund.

For more complete information about the Funds, including the Funds’ objectives, risks, charges and expenses, call your J.P. Morgan representative or call 1-212-464-2070 or go to www.sixcirclesfunds.com for a prospectus. Read the prospectus carefully. An investment in these Funds and any other Fund is not designed to be a complete investment program. The Funds are NOT designed to be used as stand-alone investments.

PRESIDENT’S LETTER

DECEMBER 31, 2018 (Unaudited)

Dear Shareholder,

We are pleased to present the Six Circles Funds inaugural annual report for the fiscal year ending December 31, 2018.

In pursuit of better outcomes when managing our clients’ wealth, we are continuously innovating our process to invest in our team and enhance our capabilities. In 2018, J.P. Morgan created Six Circles Funds for exclusive use in its discretionary portfolios.

As markets become more complex, specialization matters more. Each of the Six Circles Funds is designed to play a specific role and provide access to a broader range of strategies and more precise implementation of desired exposures. For example, Six Circles allows the investment team to more precisely implement its views by investing in sub-sectors, such as U.S. Internet & Direct Marketing Retail, where they have stronger conviction versus investing in broad sector indices such as Technology.

J.P. Morgan Private Investments Inc. (“JPMPI”), an affiliate of J.P. Morgan, acts as investment adviser to the Funds and engages third party investment managers as sub-advisers to oversee the different exposures in these Funds. JPMPI has partnered with third party managers with demonstrated asset class expertise such as BlackRock Investment Management, LLC (“BlackRock”), Goldman Sachs Asset Management, L.P. (“Goldman”), Pacific Investment Management Company LLC

(“PIMCO”), Mellon Investments Corporation (“Mellon”) (formerly known as BNY Mellon) to sub-advise the Funds in accordance with our investment philosophy.

All of the Six Circles Funds are purposefully constructed as completion funds — designed to be part of your broader investment portfolio — and are not meant to be standalone investments. The Funds are designed to reflect specific regional, sector, and factor exposures and we believe they should be reviewed and evaluated within the broader portfolio context. On the following pages, you will find our Market Overview and Fund Commentaries.

We look forward to managing your investment needs for many years to come. Should you have any questions, please call your J.P. Morgan advisor, visit the Fund’s website at www.sixcirclesfunds.com or call 212-464-2070.

Sincerely yours,

Mary Savino

President, Six Circles Funds

DECEMBER 31, 2018	SIX CIRCLES TRUST	1

Market Overview

As Of December 31, 2018 (Unaudited)

Global equity markets provided negative returns for 2018. While U.S. equities were negative they largely outperformed developed market and emerging market equities. Bond and cash markets broadly outperformed equity markets; the Bloomberg Barclays Capital U.S. 1-3 Month Treasury Bills Index returned 1.83%, the Bloomberg Barclays Capital Global Aggregate Hedged Index returned 1.76%, while the MSCI World Index returned -8.7%.

After reaching all-time highs in September, U.S. equity markets sold off 14.4% through year end as U.S. and China trade tensions continued and the U.S. government shut down in

December. The global economy is moving from “above trend” to “trend” growth as the effects from fiscal stimulus begin to fade and higher interest rates weigh on economic activity. Corporate profits remain solid across most developed markets, but the rate of earnings growth will likely slow through 2019.

As markets expected, the U.S. Federal Reserve (the “Fed”) raised its benchmark policy rate range by 25 basis points for the fourth time this year to 2.25% - 2.5% at its December meeting. While inflation and unemployment near the Fed’s target rates, continued hiking by the Fed into 2019 will likely be data dependent.

2	SIX CIRCLES TRUST	DECEMBER 31, 2018

Six Circles Ultra Short Duration Fund

FUND COMMENTARY

For the Period July 9, 2018 (Fund Inception Date) Through December 31, 2018 (Unaudited)

REPORTING PERIOD RETURN
Fund (Since Inception)*	0.62%
Bloomberg Barclays 1-3 Month U.S. T-Bill Index (Since Inception)	1.00%

Net Assets as of 12/31/2018 (In Thousands)	$1,082,850
Duration	0.72 years

INVESTMENT OBJECTIVES AND STRATEGY**

Six Circles Ultra Short Duration Fund (the “Fund”) seeks to generate current income consistent with capital preservation. Mainly invests in U.S. dollar and non-U.S. dollar denominated investment grade short-term fixed and floating rate debt securities. Allocates assets among securities with various maturities which, under normal market conditions, will not exceed an average effective portfolio duration of two years.

INVESTMENT APPROACH

The Fund was launched on July 9, 2018. J.P. Morgan Private Investments Inc., the Fund’s investment adviser (“JPMPI” or the “Adviser”) constructs the Fund’s portfolio by allocating the Fund’s assets among investment strategies managed by one or more sub-advisers retained by the Adviser (each a “Sub-Adviser”). The Adviser currently allocates Fund assets to the following Sub-Advisers:

•	Goldman Sachs Asset Management, L.P. (“Goldman”)
•	BlackRock Investment Management, LLC (“BlackRock”)
•	Pacific Investment Management Company LLC (“PIMCO”)

The Fund is specifically designed to serve as a completion portfolio and accomplish particular goals within discretionary portfolios managed by JPMPI or its affiliates (the “Portfolios”). The Adviser utilizes the Fund to express targeted investment views, while taking into consideration positions held at the aggregate level in the broader Portfolios. As such, the Fund’s allocations and performance should be evaluated in the context of the broader Portfolios and not on a standalone basis.

WHAT WERE THE MAIN DRIVERS OF THE FUND’S PERFORMANCE?

Since its launch on July 9, 2018 through December 31, 2018, the Fund posted a positive return on an absolute basis, but underperformed relative to the Bloomberg Barclays 1-3 Month U.S. T-Bill Index (the “Index”). References to the Index are for informational purposes and are not an indication of how the Fund is managed. The use of the Index does not imply the Fund is being managed to the Index, but rather is disclosed to allow for comparison of the Fund’s performance to that of a well-known and widely recognized index.

By sector composition, Short Term Bonds, Corporate Bonds, and Government Bonds comprised approximately 99% of the

Fund’s exposure on average during the reporting period, and were the Fund’s largest sector overweights relative to the Index. During the reporting period, all three of these sectors contributed to the Fund’s performance on an absolute basis. That said, exposures to Short Term Bonds and Corporate Bonds were the leading detractors from the Fund’s performance relative to the Index. Exposure to Government Bonds did not have significant impact to the Fund’s performance relative to the Index.

HOW WAS THE FUND POSITIONED?

As the Fund was launched on July 9, 2018, changes to the Fund were limited given the brief reporting period. At the end of the reporting period, the Fund’s assets were allocated to three Sub-Advisers across various sectors, credit ratings, maturity buckets, and regional exposures.

The Adviser remains pro-cyclically positioned within the context of the broader Portfolios, while adopting a more cautious investment approach to seek to ensure the appropriate level of risk given the maturing business cycle. The majority of the Fund’s assets were invested into the more liquid segments of the fixed income market, with approximately 94% of the Fund’s assets invested into instruments with maturities of 3 years and under as of December 31, 2018. Within regional exposures, the Adviser currently has higher conviction in U.S. fixed income markets versus international, as domestic yields remain higher than international yields.

PORTFOLIO ALLOCATION***
Conservative Income (Goldman Sachs)	40%
Core Ultra Short (BlackRock)	30
Global Markets (PIMCO)	30

*	The return shown is based on the net asset value calculated for shareholder transactions. Certain adjustments were made to the net assets of the Fund at December 31, 2018 for financial reporting purposes, and as a result, the net asset value for shareholder transactions and the total return based on that net asset value may differ from the adjusted net assets and the total return for financial reporting.
**	The Adviser seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.
***	Percentages are based on total investments as of December 31, 2018. The portfolio allocation is subject to change.

DECEMBER 31, 2018	SIX CIRCLES TRUST	3

Six Circles Ultra Short Duration Fund

FUND COMMENTARY

For the Period July 9, 2018 (Fund Inception Date) Through December 31, 2018 (Unaudited) (continued)

GROWTH OF $10,000 REPORT (07/9/18 TO 12/31/18)

The allocation of the various strategies employed by the Fund may shift and therefore, the performance shown may not be a true indication of how the Fund may perform going forward. Performance quoted is past performance and is no guarantee of future results. Investment returns and principal value will fluctuate, so shares, when sold, may be worth more or less than original cost. Current performance may be higher or lower than returns shown. As of the latest prospectus, the gross and net expense ratios for the Fund were 0.55% and 0.40% respectively. Contact your J.P. Morgan representative or call 1-212-464-2070 for the most recent month-end performance.

The Fund commenced operations on July 9, 2018.

The graph illustrates comparative performance for $10,000 invested in the Six Circles Ultra Short Duration Fund and the Bloomberg Barclays 1-3 Month U.S. Treasury Bill Index from July 9, 2018 to December 31, 2018. The performance of the Fund reflects the deduction of Fund expenses and assumes reinvestment of all dividends and capital gain distributions, if any. The performance of the Bloomberg Barclays 1-3 Month U.S. Treasury Bill Index does not reflect the deduction of expenses associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the Index, if applicable. The Bloomberg Barclays 1-3 Month U.S. Treasury Bill Index measures the performance of Treasury securities and is selected by a Market Value process. Investors cannot invest directly in an index.

Fund performance may reflect the waiver of the Fund’s fees and/or reimbursement of expenses for certain periods since the inception date. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder may pay on Fund distributions or redemptions or sales of Fund shares.

4	SIX CIRCLES TRUST	DECEMBER 31, 2018

Six Circles Tax Aware Ultra Short Duration Fund

FUND COMMENTARY

For the Period July 9, 2018 (Fund Inception Date) Through December 31, 2018 (Unaudited)

REPORTING PERIOD RETURN
Fund (Since Inception)*	0.48%
iMoneyNet Tax-Free National Institutional Money Market Fund Average Index (Since Inception)	0.62%

Net Assets as of 12/31/2018 (In Thousands)	$1,098,004
Duration	0.63 years

INVESTMENT OBJECTIVES AND STRATEGY**

Six Circles Tax Aware Ultra Short Duration Fund (the “Fund”) seeks to generate current income consistent with capital preservation. Invests at least 50% of its net assets in municipal securities, the income from which is exempt from federal income tax. The Fund also may invest in taxable instruments. Allocates assets among securities with various maturities which, under normal market conditions, will not exceed an average effective portfolio duration of two years.

INVESTMENT APPROACH

The Fund was launched on July 9, 2018. J.P. Morgan Private Investments Inc., the Fund’s investment adviser (“JPMPI” or the “Adviser”) constructs the Fund’s portfolio by allocating the Fund’s assets among investment strategies managed by one or more sub-advisers retained by the Adviser (each a “Sub-Adviser”). The Adviser currently allocates Fund assets to the following Sub-Advisers:

•	Goldman Sachs Asset Management, L.P. (“Goldman”)
•	Mellon Investments Corporation (“Mellon”)
•	Pacific Investment Management Company LLC (“PIMCO”)

The Fund is specifically designed to serve as a completion portfolio and accomplish particular goals within discretionary portfolios managed by JPMPI or its affiliates (the “Portfolios”). The Adviser utilizes the Fund to express targeted investment views, while taking into consideration positions held at the aggregate level in the broader Portfolios. As such, the Fund’s allocations and performance should be evaluated in the context of the broader Portfolios and not on a standalone basis.

WHAT WERE THE MAIN DRIVERS OF THE FUND’S PERFORMANCE?

Since its launch on July 9, 2018 through December 31, 2018, the Fund posted a positive return on an absolute basis, but underperformed relative to the iMoneyNet Tax-Free National Institutional Money Market Fund Average Index (the “Index”). References to the Index are for informational purposes and are not an indication of how the Fund is managed. The use of the Index does not imply the Fund is being managed to the Index, but rather is disclosed to allow for comparison of the Fund’s performance to that of a well-known and widely recognized index.

While bonds globally outperformed equities in 2018, it was still a challenging year for most segments of the U.S. fixed income market, with U.S. investment grade and high yield corporates posting negative returns, and the Bloomberg Barclays U.S. Aggregate Index near flat for the year. That said, Municipal Bonds ended the year in the positive territory, rallying towards the end of 2018. By sector composition, Municipal Bonds were the largest sector exposure in the Fund and comprised approximately 67% of the Fund on average during the reporting period. Exposure to the Municipal Bonds sector contributed to the Fund’s performance on an absolute basis. Corporate Bonds comprised approximately 22% of the Fund’s sector exposure on average during the reporting period, and also contributed to the Fund’s performance on an absolute basis.

HOW WAS THE FUND POSITIONED?

As the Fund was launched on July 9, 2018, changes to the Fund were limited given the brief reporting period. At the end of the reporting period, the Fund’s assets were allocated to three Sub-Advisers across various sectors, credit ratings, maturity buckets, and regional exposures.

The Adviser remains pro-cyclically positioned within the context of the broader Portfolios, while adopting a more cautious investment approach to seek to ensure the appropriate level of risk given the maturing business cycle. The majority of the Fund’s assets were invested into the more liquid segments of the fixed income market, with approximately 97% of the Fund’s assets invested into instruments with maturities of 3 years and under as of December 31, 2018. Within regional exposures, the Adviser currently has higher conviction in U.S. fixed income markets versus international, as domestic yields remain higher than international yields.

PORTFOLIO ALLOCATION***
Municipal Conservative Income (Goldman Sachs)	40%
Core Municipal Ultra Short (Mellon)	30
Global Markets (PIMCO)	30

*	The return shown is based on the net asset value calculated for shareholder transactions. Certain adjustments were made to the net assets of the Fund at December 31, 2018 for financial reporting purposes, and as a result, the net asset value for shareholder transactions and the total return based on that net asset value may differ from the adjusted net assets and the total return for financial reporting.
**	The Adviser seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.
***	Percentages indicated are based on total investments as of December 31, 2018. The portfolio allocation is subject to change.

DECEMBER 31, 2018	SIX CIRCLES TRUST	5

Six Circles Tax Aware Ultra Short Duration Fund

FUND COMMENTARY

For the Period July 9, 2018 (Fund Inception Date) Through December 31, 2018 (Unaudited) (continued)

GROWTH OF $10,000 REPORT (07/9/18 TO 12/31/18)

The allocation of the various strategies employed by the Fund may shift and therefore, the performance shown may not be a true indication of how the Fund may perform going forward. Performance quoted is past performance and is no guarantee of future results. Investment returns and principal value will fluctuate, so shares, when sold, may be worth more or less than original cost. Current performance may be higher or lower than returns shown. As of the latest prospectus, the gross and net expense ratios for the Fund were 0.56% and 0.40% respectively. Contact your J.P. Morgan representative or call 1-212-464-2070 for the most recent month-end performance.

The Fund commenced operations on July 9, 2018.

The graph illustrates comparative performance for $10,000 invested in the Six Circles Tax Aware Ultra Short Duration Fund and the iMoneyNet Tax-Free National Average Index from July 9, 2018 to December 31, 2018. The performance of the Fund reflects the deduction of Fund expenses and assumes reinvestment of all dividends and capital gain distributions, if any. The performance of the iMoneyNet Tax-Free National Average Index does not reflect the deduction of expenses associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the Index, if applicable. The iMoneyNet Tax-Free National Average is an average of all tax-free and municipal, U.S.-domiciled institutional and retail money market funds. Investors cannot invest directly in an index.

Fund performance may reflect the waiver of the Fund’s fees and/or reimbursement of expenses for certain periods since the inception date. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder may pay on Fund distributions or redemptions or sales of Fund shares.

6	SIX CIRCLES TRUST	DECEMBER 31, 2018

Six Circles U.S. Unconstrained Equity Fund

FUND COMMENTARY

For the Period July 9, 2018 (Fund Inception Date) Through December 31, 2018 (Unaudited)

REPORTING PERIOD RETURN
Fund (Since Inception)*	(9.13)%
MSCI USA Index (Since Inception)	(9.47)%

Net Assets as of 12/31/2018 (In Thousands)	$4,979,458

INVESTMENT OBJECTIVES AND STRATEGY**

Six Circles U.S. Unconstrained Equity Fund (the “Fund”) seeks to provide capital appreciation. Invests at least 80% of its net assets in equity securities issued by U.S. companies and other instruments with economic characteristics similar to equity securities issued by U.S. companies. The Fund is generally unconstrained by any particular capitalization, style or industry sector.

INVESTMENT APPROACH

The Fund was launched on July 9, 2018. J.P. Morgan Private Investments Inc., the Fund’s investment adviser (“JPMPI” or the “Adviser”), actively allocates the Fund’s investments among a range of indexed investment strategies that are managed by the current sub-adviser, BlackRock Investment Management, LLC (the “Sub-Adviser” or “BlackRock”). For each indexed investment strategy, the Sub-Adviser seeks to replicate the performance of an index or sub-index (“Index”) selected by the Adviser. The Fund is specifically designed to serve as a completion portfolio and accomplish particular goals within discretionary portfolios managed by JPMPI or its affiliates (the “Portfolios”). The Adviser utilizes the Fund to express targeted investment views, while taking into consideration positions held at the aggregate level in the broader Portfolios. As such, the Fund’s allocations and performance should be evaluated in the context of the broader Portfolios and not on a standalone basis.

WHAT WERE THE MAIN DRIVERS OF THE FUND’S PERFORMANCE?

In Q4 2018, the U.S. equity market experienced a broad sell-off from its September 2018 highs. Since its launch on July 9, 2018 through December 31, 2018, the Fund posted a negative return on an absolute basis, but outperformed relative to the MSCI USA Index (the “Index”). References to the Index are for informational purposes and are not an indication of how the Fund is managed. The use of the Index does not imply the Fund is being managed to the Index, but rather is disclosed to allow for comparison of the Fund’s performance to that of a well-known and widely recognized index.

Energy, Information Technology, and Healthcare sectors comprised approximately 70% of the Fund’s sector exposure on average during the reporting period, and were the Fund’s largest sector overweights relative to the Index. During the reporting period, all three of these sectors detracted from the Fund’s performance on an absolute basis. That said, exposures to Information Technology and Healthcare were the largest contributors to the Fund’s outperformance relative to the Index. The Fund’s exposure to the Energy sector detracted from the Fund’s performance relative to the Index.

Financials, Communications Services, and Industrials sectors were the Fund’s largest sector underweights relative to the Index, on average during the reporting period. All three of these sectors detracted from the Fund’s performance on an absolute basis. Relative to the Index, Industrials and Financials exposures contributed to the Fund’s performance. Exposure to Communications Services did not have significant impact to the Fund’s performance relative to the Index. The Fund received cash inflows in October 2018, which took some time to become fully invested. During that short period, equities markets performed well resulting in the Fund’s temporary cash position negatively affecting performance.

HOW WAS THE FUND POSITIONED?

As the Fund was launched on July 9, 2018, changes to the Fund were limited given the brief reporting period. At the end of the reporting period, the Fund was allocated to six strategies managed by one Sub-Adviser, and allocated across various sector and factor exposures as follows:

PORTFOLIO ALLOCATION***
U.S. Dividend Growth (BlackRock)	42%
U.S. Healthcare (BlackRock)	25
U.S. Information Technology (BlackRock)	13
U.S. Small Cap (BlackRock)	8
U.S. Energy (BlackRock)	8
U.S. Internet & Direct Marketing Retail (BlackRock)	4

*	The return shown is based on the net asset value calculated for shareholder transactions. Certain adjustments were made to the net assets of the Fund at December 31, 2018 for financial reporting purposes, and as a result, the net asset value for shareholder transactions and the total return based on that net asset value may differ from the adjusted net assets and the total return for financial reporting.
**	The Adviser seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.
***	Percentages indicated are based on total investments as of December 31, 2018. The Fund’s portfolio allocation is subject to change. For a portfolio allocation by industry, please refer to page 49 of the Fund’s Schedule of Investments.

DECEMBER 31, 2018	SIX CIRCLES TRUST	7

Six Circles U.S. Unconstrained Equity Fund

FUND COMMENTARY

For the Period July 9, 2018 (Fund Inception Date) Through December 31, 2018 (Unaudited) (continued)

Within the context of the broader Portfolios, the Adviser currently believes that the long-term secular growth trends within Technology and Healthcare sectors are attractive positions, with Healthcare serving as a defensive allocation within the Portfolios. Within the Energy sector, the Adviser has conviction in the sustainability of a multi-year capital expenditure rationalization cycle, which the Adviser expects will lead to improving free cash flow generation and returns on capital employed.

The exposure to Dividend Growth acts as a defensive anchor within the broader Portfolios, and is one of the few defensive factors trading at what the Adviser currently believes is a reasonable valuation, while the Small Cap exposure is based on a constructive view on U.S. earnings. Small Cap also helps diversify the sources of growth in the broader Portfolios. The exposure to U.S. Internet & Direct Marketing Retail expresses the Adviser’s current conviction, within the context of the broader Portfolios, in long-term secular growth prospects in Cloud Computing.

GROWTH OF $10,000 REPORT (07/9/18 TO 12/31/18)

The allocation of the various strategies employed by the Fund may shift and therefore, the performance shown may not be a true indication of how the

Fund may perform going forward. Performance quoted is past performance and is no guarantee of future results. Investment returns and principal value will fluctuate, so shares, when sold, may be worth more or less than original cost. Current performance may be higher or lower than returns shown. As of the latest prospectus, the gross and net expense ratios for the Fund were 0.40% and 0.18% respectively. Contact your J.P. Morgan representative or call 1-212-464-2070 for the most recent month-end performance.

The Fund commenced operations on July 9, 2018.

The graph illustrates comparative performance for $10,000 invested in the Six Circles U.S. Unconstrained Equity Fund and the MSCI USA Index from July 9, 2018 to December 31, 2018. The performance of the Fund reflects the deduction of Fund expenses and assumes reinvestment of all dividends and capital gain distributions, if any. The performance of the MSCI USA Index does not reflect the deduction of expenses associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the Index, if applicable. The MSCI USA Index is designed to measure the performance of the large and mid-cap segments of the U.S. market. With 627 constituents, the index covers approximately 85% of the free float-adjusted market capitalization in the United States. Investors cannot invest directly in an index.

Fund performance may reflect the waiver of the Fund’s fees and/or reimbursement of expenses for certain periods since the inception date. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder may pay on Fund distributions or redemptions or sales of Fund shares.

The MSCI information may only be used for your internal use, may not be reproduced or redisseminated in any form and may not be used as a basis for or a component of any financial instruments or products or indices. None of the MSCI information is intended to constitute investment advice or a recommendation to make (or refrain from making) any kind of investment decision and may not be relied on as such. Historical data and analysis should not be taken as an indication or guarantee of any future performance analysis, forecast or prediction. The MSCI information is provided on an “as is” basis and the user of this information assumes the entire risk of any use made of this information. MSCI, each of its affiliates and each other person involved in or related to compiling, computing or creating any MSCI information (collectively, the “MSCI Parties”) expressly disclaims all warranties (including, without limitation, any warranties of originality, accuracy, completeness, timeliness, non-infringement, merchantability and fitness for a particular purpose) with respect this information. Without limiting any of the foregoing, in no event shall any MSCI Party have any liability for any direct, indirect, special, incidental, punitive, consequential (including, without limitation, lost profits) or any other damages. (www.msci.com)

8	SIX CIRCLES TRUST	DECEMBER 31, 2018

Six Circles International Unconstrained Equity Fund

FUND COMMENTARY

For the Period July 9, 2018 (Fund Inception Date) Through December 31, 2018 (Unaudited)

REPORTING PERIOD RETURN
Fund (Since Inception)*	(16.83)%
MSCI World ex USA Index (Since Inception)**	(12.80)%

Net Assets as of 12/31/2018 (In Thousands)	$2,504,508

INVESTMENT OBJECTIVES AND STRATEGY**

Six Circles International Unconstrained Equity Fund (the “Fund”) seeks to provide capital appreciation. Invests at least 80% of its net assets in equity securities and other instruments with economic characteristics similar to equity securities. Primarily invests in the equity securities of non-U.S. companies and is generally unconstrained by any particular capitalization, style or sector or non-U.S. country.

INVESTMENT APPROACH

The Fund was launched on July 9, 2018. J.P. Morgan Private Investments Inc., the Fund’s investment adviser (“JPMPI” or the “Adviser”), actively allocates the Fund’s investments among a range of indexed investment strategies that are managed by the current sub-adviser, BlackRock Investment Management, LLC (the “Sub-Adviser” or “BlackRock”). For each indexed investment strategy, the Sub-Adviser seeks to replicate the performance of an index or sub-index (“Index”) selected by the Adviser. The Fund is specifically designed to serve as a completion portfolio and accomplish particular goals within discretionary portfolios managed by JPMPI or its affiliates (the “Portfolios”). The Adviser utilizes the Fund to express targeted investment views, while taking into consideration positions held at the aggregate level in the Portfolios. As such, the Fund’s allocations and performance should be evaluated in the context of the broader Portfolios and not on a standalone basis.

WHAT WERE THE MAIN DRIVERS OF THE FUND’S PERFORMANCE?

2018 was a challenging year for non-U.S. developed equity markets, with returns in the negative territory most months of the year. Since its launch on July 9, 2018 through December 31, 2018, the Fund posted a negative return on an absolute basis, and underperformed the MSCI World ex USA Index (the “Index”). References to the Index are for informational purposes and are not an indication of how the Fund is managed. The use of the Index does not imply the Fund is being managed to the Index, but rather is disclosed to allow for comparison of the Fund’s performance to that of a well-known and widely recognized index.

Consumer Discretionary, Energy, and Materials sectors were the largest sector overweights in the Fund relative to the Index, on average during the reporting period. All three of these sectors detracted from the Fund’s performance on an absolute basis. Exposures to these sectors also detracted from the Fund’s performance relative to the Index.

The Fund’s exposure to Financials, Consumer Staples, and Healthcare were the largest sector underweights in the Fund relative to the Index. All three of these sectors detracted from the Fund’s performance on an absolute basis. Relative to the Index, Healthcare and Consumer Staples exposures detracted from the Fund’s performance. Exposure to Financials did not have significant impact to the Fund’s performance relative to the Index.

The Fund’s exposure to the UK and France comprised approximately 41% of the Fund’s country exposure on average during the reporting period, and were the Fund’s largest country overweights relative to the Index. During the reporting period, both of these country exposures detracted from the Fund’s performance on an absolute basis, and also detracted from the Fund’s performance relative to the Index.

The Fund’s exposure to Japan was the largest country underweight in the Fund relative to the Index. While Japan exposure detracted from the Fund’s performance on an absolute basis, it was a contributor to the Fund’s performance relative to the Index. The Fund received cash inflows in October 2018, which took some time to become fully invested. During that short period, equities markets performed well resulting in the Fund’s temporary cash position negatively affecting performance.

HOW WAS THE FUND POSITIONED?

As the Fund was launched on July 9, 2018, changes to the Fund were limited given the brief reporting period. At the end of the reporting period, the Fund was allocated to four strategies managed by one Sub-Adviser, and allocated across sector and factor exposures as follows:

PORTFOLIO ALLOCATION***
Europe Mid Cap (BlackRock)	42%
Europe Momentum (BlackRock)	33
Europe Energy (BlackRock)	17
Europe Enhanced Value (BlackRock)	8

*	The return shown is based on the net asset value calculated for shareholder transactions. Certain adjustments were made to the net assets of the Fund at December 31, 2018 for financial reporting purposes, and as a result, the net asset value for shareholder transactions and the total return based on that net asset value may differ from the adjusted net assets and the total return for financial reporting.
**	The Adviser seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.
***	Percentages indicated are based on total investments as of December 31, 2018. The Fund’s portfolio allocation is subject to change. For a portfolio allocation by industry, please refer to page 55 of the Fund’s Schedule of Investments.

DECEMBER 31, 2018	SIX CIRCLES TRUST	9

Six Circles International Unconstrained Equity Fund

FUND COMMENTARY

For the Period July 9, 2018 (Fund Inception Date) Through December 31, 2018 (Unaudited) (continued)

Within the broader context of the Portfolios, the Adviser currently believes that Europe Momentum is an attractive allocation that could outperform in the later part of business cycle and offers higher risk-adjusted returns among European style factors. The Adviser currently believes Europe Enhanced Value and Europe Mid Cap allocations have attractive relative valuations and complement other exposures within the broader Portfolios. Within the Energy sector, the Adviser currently has conviction in the sustainability of a multi-year capital expenditure rationalization cycle, which the Adviser expects will lead to improving free cash flow generation and returns on capital employed.

GROWTH OF $10,000 REPORT (07/9/18 TO 12/31/18)

The allocation of the various strategies employed by the Fund may shift and therefore, the performance shown may not be a true indication of how the Fund may perform going forward. Performance quoted is past performance and is no guarantee of future results. Investment returns and principal value will fluctuate, so shares, when sold, may be worth more or less than original cost. Current performance may be higher or lower than returns shown. As of the latest prospectus, the gross and net expense ratios for the Fund were 0.41% and 0.20% respectively. Contact your J.P. Morgan representative or call 1-212-464-2070 for the most recent month-end performance.

The Fund commenced operations on July 9, 2018.

The graph illustrates comparative performance for $10,000 invested in the Six Circles International Unconstrained Equity Fund and the MSCI World ex-USA Index from July 9, 2018 to December 31, 2018. The performance of the Fund reflects the deduction of Fund expenses and assumes reinvestment of all dividends and capital gain distributions, if any. The performance of the MSCI World ex-USA Index does not reflect the deduction of expenses associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the Index, if applicable. The MSCI World ex USA Index captures large and mid-cap representation across 22 of 23 Developed Markets (DM) countries*—excluding the United States. With 1,016 constituents, the index covers approximately 85% of the free float-adjusted market capitalization in each country. Investors cannot invest directly in an index.

Fund performance may reflect the waiver of the Fund’s fees and/or reimbursement of expenses for certain periods since the inception date. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder may pay on Fund distributions or redemptions or sales of Fund shares.

International investing has a greater degree of risk and increased volatility due to political and economic instability of some overseas markets. Changes in currency exchange rates and different accounting and taxation policies outside the U.S. can affect returns.

The MSCI information may only be used for your internal use, may not be reproduced or redisseminated in any form and may not be used as a basis for or a component of any financial instruments or products or indices. None of the MSCI information is intended to constitute investment advice or a recommendation to make (or refrain from making) any kind of investment decision and may not be relied on as such. Historical data and analysis should not be taken as an indication or guarantee of any future performance analysis, forecast or prediction. The MSCI information is provided on an “as is” basis and the user of this information assumes the entire risk of any use made of this information. MSCI, each of its affiliates and each other person involved in or related to compiling, computing or creating any MSCI information (collectively, the “MSCI Parties”) expressly disclaims all warranties (including, without limitation, any warranties of originality, accuracy, completeness, timeliness, non-infringement, merchantability and fitness for a particular purpose) with respect this information. Without limiting any of the foregoing, in no event shall any MSCI Party have any liability for any direct, indirect, special, incidental, punitive, consequential (including, without limitation, lost profits) or any other damages. (www.msci.com)

10	SIX CIRCLES TRUST	DECEMBER 31, 2018

Six Circles Ultra Short Duration Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF DECEMBER 31, 2018

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)
Asset-Backed Securities — 9.6%
Ally Auto Receivables Trust, Series 2018-3, Class A2, 2.72%, 05/17/2021	2,000	1,997
American Express Credit Account Master Trust, Series 2017-4, Class A, 1.64%, 12/15/2021	3,500	3,484
Anchorage Capital CLO 7 Ltd., (Cayman Islands), Series 2015-7A, Class AR, (ICE LIBOR USD 3 Month + 0.96%), 3.40%, 10/15/2027 (e) (aa)	577	573
Anchorage Capital CLO 8 Ltd., (Cayman Islands), Series 2016-8A, Class AR, (ICE LIBOR USD 3 Month + 1.00%), 3.51%, 07/28/2028 (e) (aa)	1,850	1,828
Atlas Senior Loan Fund III Ltd., (Cayman Islands), Series 2013-1A, Class AR, (ICE LIBOR USD 3 Month + 0.83%), 3.47%, 11/17/2027 (e) (aa)	595	586
Atrium XII, (Cayman Islands), Series 12A, Class AR, (ICE LIBOR USD 3 Month + 0.83%), 3.30%, 04/22/2027 (e) (aa)	1,000	987
BA Credit Card Trust, Series 2017-A2, Class A2, 1.84%, 01/17/2023	2,010	1,974
Bank of The West Auto Trust, Series 2018-1, Class A2, 3.09%, 04/15/2021 (e)	3,000	3,002
BlueMountain CLO Ltd., (Cayman Islands), Series 2012-2A, Class AR2, (ICE LIBOR USD 3 Month + 1.05%), 3.69%, 11/20/2028 (e) (aa)	2,100	2,087
Capital One Multi-Asset Execution Trust,
Series 2016-A3, Class A3, 1.34%, 04/15/2022	1,830	1,816
Series 2016-A4, Class A4, 1.33%, 06/15/2022	1,500	1,485
Series 2016-A6, Class A6, 1.82%, 09/15/2022	2,542	2,517
CBAM Ltd., (Cayman Islands), Series 2017-3A, Class A, (ICE LIBOR USD 3 Month + 1.23%), 3.68%, 10/17/2029 (e) (aa)	1,140	1,132
Chesapeake Funding II LLC, Series 2016-2A, Class A1, 1.88%, 06/15/2028 (e)	2,598	2,587
Chrysler Capital Auto Receivables Trust, Series 2016-BA, Class A4, 1.87%, 02/15/2022 (e)	1,800	1,781
Citibank Credit Card Issuance Trust,
Series 2014-A6, Class A6, 2.15%, 07/15/2021	2,000	1,992
Series 2016-A1, Class A1, 1.75%, 11/19/2021	2,000	1,979
Series 2017-A2, Class A2, 1.74%, 01/19/2021	2,000	1,998
Series 2017-A8, Class A8, 1.86%, 08/08/2022	1,185	1,166
Discover Card Execution Note Trust,
Series 2014-A4, Class A4, 2.12%, 12/15/2021	720	717

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)

Series 2016-A4, Class A4, 1.39%, 03/15/2022	2,335	2,310
Dryden 33 Senior Loan Fund, (Cayman Islands), Series 2014-33A, Class AR, (ICE LIBOR USD 3 Month + 1.43%), 3.87%, 10/15/2028 (e) (aa)	250	249
Ford Credit Auto Owner Trust, Series 2016-C, Class A3, 1.22%, 03/15/2021	1,053	1,043
Ford Credit Floorplan Master Owner Trust A,
Series 2015-2, Class A1, 1.98%, 01/15/2022	2,206	2,182
Series 2016-3, Class A1, 1.55%, 07/15/2021	2,585	2,565
Series 2018-3, Class A2, (ICE LIBOR USD 1 Month + 0.40%), 2.86%, 10/15/2023 (aa)	3,000	2,993
GMF Floorplan Owner Revolving Trust, Series 2016-1, Class A2, (ICE LIBOR USD 1 Month + 0.85%), 3.31%, 05/17/2021 (e) (aa)	3,400	3,407
Gracechurch Card Funding plc, (United Kingdom), Series 2018-1A, Class A, (ICE LIBOR USD 1 Month + 0.40%), 2.86%, 07/15/2022 (e) (aa)	200	200
GS Mortgage Securities Trust, Series 2010-C1, Class A2, 4.59%, 08/10/2043 (e)	3,000	3,058
Home Equity Asset Trust, Series 2005-8, Class M1, (ICE LIBOR USD 1 Month + 0.43%), 2.94%, 02/25/2036 (aa)	2,420	2,419
Marlette Funding Trust, Series 2018-4A, Class A, 3.71%, 12/15/2028 (e)	1,170	1,173
Mercedes-Benz Auto Receivables Trust, Series 2018-1, Class A1, 2.35%, 08/15/2019	24	24
MMAF Equipment Finance LLC, Series 2016-AA, Class A3, 1.48%, 06/15/2020 (e)	2,510	2,495
Navient Private Education Refi Loan Trust,
Series 2018-A, Class A1, 2.53%, 02/18/2042 (e)	1,864	1,850
Series 2018-CA, Class A1, 3.01%, 06/16/2042 (e)	2,990	2,981
Navient Student Loan Trust, Series 2018-EA, Class A1, 3.43%, 12/15/2059 (e)	3,000	3,013
Neuberger Berman Loan Advisers CLO 26 Ltd., (Cayman Islands), Series 2017-26A, Class A, (ICE LIBOR USD 3 Month + 1.17%), 3.61%, 10/18/2030 (e) (aa)	1,900	1,880
Octagon Investment Partners 24 Ltd., (Cayman Islands), Series 2015-1A, Class A1R, (ICE LIBOR USD 3 Month + 0.90%), 3.55%, 05/21/2027 (e) (aa)	710	704
OneMain Direct Auto Receivables Trust, Series 2017-2A, Class A, 2.31%, 12/14/2021 (e)	2,080	2,067

SEE NOTES TO FINANCIAL STATEMENTS.

DECEMBER 31, 2018	SIX CIRCLES TRUST	11

Six Circles Ultra Short Duration Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF DECEMBER 31, 2018 (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)
Asset-Backed Securities — continued
OZLM VIII Ltd., (Cayman Islands), Series 2014-8A, Class A1RR, (ICE LIBOR USD 3 Month + 1.17%), 3.63%, 10/17/2029 (e) (aa)	1,180	1,174
OZLM XII Ltd., (Cayman Islands), Series 2015-12A, Class A1R, (ICE LIBOR USD 3 Month + 1.05%), 3.57%, 04/30/2027 (e) (aa)	250	248
Palmer Square Loan Funding Ltd., (Cayman Islands), Series 2018-5A, Class A1, (ICE LIBOR USD 3 Month + 0.85%), 3.32%, 01/20/2027 (e) (aa)	2,000	1,992
PFS Financing Corp., Series 2018-C, Class A, (ICE LIBOR USD 1 Month + 0.48%), 2.94%, 04/15/2022 (e) (aa)	1,430	1,426
Santander Drive Auto Receivables Trust, Series 2018-5, Class A3, 3.19%, 03/15/2022	430	429
Securitized Term Auto Receivables Trust, (Canada), Series 2018-2A, Class A2A, 3.06%, 02/25/2021 (e)	1,500	1,500
SLC Student Loan Trust, Series 2005-1, Class A3, (ICE LIBOR USD 3 Month + 0.10%), 2.72%, 02/15/2025 (aa)	2,858	2,856
SLM Student Loan Trust, Series 2003-10A, Class A3, (ICE LIBOR USD 3 Month + 0.47%), 3.26%, 12/15/2027 (e) (aa)	2,660	2,657
SMB Private Education Loan Trust,
Series 2015-A, Class A2A, 2.49%, 06/15/2027 (e)	3,057	3,014
Series 2015-B, Class A2A, 2.98%, 07/15/2027 (e)	1,995	1,992
Series 2018-A, Class A1, (ICE LIBOR USD 1 Month + 0.35%), 2.81%, 03/16/2026 (e) (aa)	1,951	1,950
Series 2018-B, Class A1, (ICE LIBOR USD 1 Month + 0.32%), 2.78%, 12/16/2024 (e) (aa)	1,447	1,446
Series 2018-C, Class A1, (ICE LIBOR USD 1 Month + 0.30%), 2.76%, 09/15/2025 (e) (aa)	2,497	2,492
Sofi Professional Loan Program LLC, Series 2018-A, Class A2A, 2.39%, 02/25/2042 (e)	2,082	2,064
Venture XVIII CLO Ltd., (Cayman Islands), Series 2014-18A, Class AR, (ICE LIBOR USD 3 Month + 1.22%), 3.66%, 10/15/2029 (e) (aa)	2,100	2,089
Volkswagen Auto Loan Enhanced Trust, Series 2018-2, Class A2A, 3.05%, 08/20/2021	3,000	3,004
Wheels SPV 2 LLC, Series 2017-1A, Class A2, 1.88%, 04/20/2026 (e)	1,321	1,311

Total Asset-Backed Securities (Cost $104,019)		103,945

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)
Certificates of Deposit — 0.3%
Financial — 0.3%
Banks — 0.3%
Bank of Montreal, (Canada), (ICE LIBOR USD 3 Month + 0.25%), 3.05%, 03/18/2019 (aa)	250	250
Canadian Imperial Bank of Commerce, (Canada), (ICE LIBOR USD 3 Month + 0.33%), 3.04%, 05/29/2019 (aa)	1,000	1,001
Nordea Bank Abp, (Sweden), (ICE LIBOR USD 3 Month + 0.30%), 3.05%, 06/05/2020 (aa)	2,000	2,002

Total Financial		3,253

Total Certificates of Deposit (Cost $3,251)		3,253

Collateralized Mortgage Obligations — 0.8%
FNMA REMICS, Series 2018-86, Class FN, (ICE LIBOR USD 1 Month + 0.35%), 2.66%, 12/25/2048 (aa)	2,937	2,930
GNMA,
Series 2015-H04, Class FA, (ICE LIBOR USD 1 Month + 0.65%), 2.96%, 12/20/2064 (aa)	2,214	2,227
Series 2018-H18, Class FC, (ICE LIBOR USD 1 Month + 0.35%), 2.66%, 08/20/2065 (aa)	3,001	2,990

Total Collateralized Mortgage Obligations (Cost $8,150)		8,147

Commercial Mortgage-Backed Securities — 1.9%
AREIT Trust, Series 2018-CRE2, Class A, (ICE LIBOR USD 1 Month + 0.98%), 3.29%, 11/14/2035 (e) (aa)	2,500	2,500
BX Commercial Mortgage Trust, Series 2018-IND, Class A, (ICE LIBOR USD 1 Month + 0.75%), 3.21%, 11/15/2035 (e) (aa)	3,395	3,374
COMM Mortgage Trust, Series 2015-LC19, Class A2, 2.79%, 02/10/2048	2,490	2,483
GPMT Ltd., (Cayman Islands), Series 2018-FL1, Class A, (ICE LIBOR USD 1 Month + 0.90%), 3.38%, 11/21/2035 (e) (aa)	1,500	1,500
GS Mortgage Securities Trust,
Series 2011-GC5, Class A3, 3.82%, 08/10/2044	2,058	2,064
Series 2013-GC14, Class A3, 3.53%, 08/10/2046	2,177	2,186
Series 2014-GC24, Class A2, 3.10%, 09/10/2047	1,000	1,000
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C19, Class A2, 3.10%, 12/15/2047	3,065	3,064
VMC Finance LLC, Series 2018-FL2, Class A, 3.39%, 10/15/2035 (e) (aa)	2,200	2,195

Total Commercial Mortgage-Backed Securities (Cost $20,390)		20,366

SEE NOTES TO FINANCIAL STATEMENTS.

12	SIX CIRCLES TRUST	DECEMBER 31, 2018

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — 46.2%
Basic Materials — 0.4%
Chemicals — 0.4%
DowDuPont, Inc., (ICE LIBOR USD 3 Month + 0.71%), 3.42%, 11/15/2020 (aa)	1,500	1,499
Incitec Pivot Finance LLC, Reg. S, 6.00%, 12/10/2019	200	204
Sherwin-Williams Co. (The), 2.25%, 05/15/2020	1,910	1,882

		3,585

Forest Products & Paper — 0.0% (g)
Georgia-Pacific LLC, 5.40%, 11/01/2020 (e)	200	207

Total Basic Materials		3,792

Communications — 3.2%
Advertising — 0.0% (g)
Interpublic Group of Cos., Inc. (The), 3.50%, 10/01/2020	15	15

Internet — 0.3%
eBay, Inc., (ICE LIBOR USD 3 Month + 0.48%), 3.02%, 08/01/2019 (aa)	3,400	3,397

Media — 1.1%
Charter Communications Operating LLC / Charter Communications Operating Capital, 3.58%, 07/23/2020	1,000	999
Comcast Corp., (ICE LIBOR USD 3 Month + 0.44%), 3.24%, 10/01/2021 (aa)	4,100	4,061
Discovery Communications LLC,
2.20%, 09/20/2019	200	198
(ICE LIBOR USD 3 Month + 0.71%), 3.50%, 09/20/2019 (aa)	700	699
NBCUniversal Enterprise, Inc.,
1.97%, 04/15/2019 (e)	3,081	3,072
(ICE LIBOR USD 3 Month + 0.40%), 3.20%, 04/01/2021 (e) (aa)	1,000	990
Time Warner Cable LLC, 8.25%, 04/01/2019	2,000	2,022

		12,041

Telecommunications — 1.8%
America Movil SAB de CV, (Mexico), 5.00%, 03/30/2020	2,500	2,543
AT&T, Inc.,
2.45%, 06/30/2020	1,060	1,046
(ICE LIBOR USD 3 Month + 0.75%), 3.49%, 06/01/2021 (aa)	1,810	1,799
Cisco Systems, Inc., (ICE LIBOR USD 3 Month + 0.50%), 3.24%, 03/01/2019 (aa)	652	652
Deutsche Telekom International Finance BV, (Netherlands), 2.23%, 01/17/2020 (e)	750	741
Ooredoo International Finance Ltd., (Bermuda), Reg. S, 7.88%, 06/10/2019	1,250	1,275
Sprint Spectrum Co. LLC / Sprint Spectrum Co. II LLC / Sprint Spectrum Co. III LLC, 3.36%, 09/20/2021 (e)	325	321
Telefonica Emisiones SA, (Spain), 5.88%, 07/15/2019	3,400	3,441

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)

Telecommunications — continued
Verizon Communications, Inc.,
(ICE LIBOR USD 3 Month + 0.37%), 2.99%, 08/15/2019 (aa)	200	200
(ICE LIBOR USD 3 Month + 0.55%), 3.20%, 05/22/2020 (aa)	1,200	1,197
3.45%, 03/15/2021	2,000	2,013
Vodafone Group plc, (United Kingdom), (ICE LIBOR USD 3 Month + 0.99%), 3.43%, 01/16/2024 (aa)	3,800	3,708

		18,936

Total Communications		34,389

Consumer Cyclical — 5.2%
Airlines — 0.0% (g)
Delta Air Lines, Inc., 2.88%, 03/13/2020	200	199
Southwest Airlines Co., 2.75%, 11/06/2019	150	149

		348

Auto Manufacturers — 4.7%
American Honda Finance Corp.,
2.45%, 09/24/2020	550	543
(ICE LIBOR USD 3 Month + 0.15%), 2.77%, 11/13/2019 (aa)	2,750	2,746
(ICE LIBOR USD 3 Month + 0.35%), 2.93%, 11/05/2021 (aa)	300	296
BMW US Capital LLC,
1.50%, 04/11/2019 (e)	3,000	2,988
(ICE LIBOR USD 3 Month + 0.41%), 2.84%, 04/12/2021 (e) (aa)	100	99
(ICE LIBOR USD 3 Month + 0.50%), 3.12%, 08/13/2021 (e) (aa)	3,400	3,368
3.25%, 08/14/2020 (e)	200	200
Daimler Finance North America LLC,
1.50%, 07/05/2019 (e)	700	693
(ICE LIBOR USD 3 Month + 0.39%), 2.97%, 05/04/2020 (e) (aa)	3,400	3,381
(ICE LIBOR USD 3 Month + 0.63%), 3.04%, 01/06/2020 (e) (aa)	5,735	5,732
Ford Motor Credit Co. LLC,
2.02%, 05/03/2019	1,000	996
2.34%, 11/02/2020	600	577
2.43%, 06/12/2020	200	195
2.60%, 11/04/2019	2,800	2,769
2.94%, 01/08/2019	200	200
(ICE LIBOR USD 3 Month + 0.43%), 2.99%, 11/02/2020 (aa)	1,000	972
(ICE LIBOR USD 3 Month + 1.00%), 3.41%, 01/09/2020 (aa)	1,500	1,485
General Motors Financial Co., Inc.,
2.40%, 05/09/2019	1,200	1,195
2.45%, 11/06/2020	500	486
(ICE LIBOR USD 3 Month + 0.54%), 3.13%, 11/06/2020 (aa)	500	491
(ICE LIBOR USD 3 Month + 0.85%), 3.26%, 04/09/2021 (aa)	1,000	977

SEE NOTES TO FINANCIAL STATEMENTS.

DECEMBER 31, 2018	SIX CIRCLES TRUST	13

Six Circles Ultra Short Duration Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF DECEMBER 31, 2018 (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Auto Manufacturers — continued
(ICE LIBOR USD 3 Month + 0.93%), 3.37%, 04/13/2020 (aa)	1,000	994
3.50%, 07/10/2019	2,900	2,899
(ICE LIBOR USD 3 Month + 1.10%), 3.69%, 11/06/2021 (aa)	730	711
Harley-Davidson Financial Services, Inc., 2.15%, 02/26/2020 (e)	1,500	1,477
Hyundai Capital America,
2.60%, 03/19/2020 (e)	800	789
(ICE LIBOR USD 3 Month + 0.80%), 3.61%, 04/03/2020 (e) (aa)	100	100
(ICE LIBOR USD 3 Month + 1.00%), 3.80%, 09/18/2020 (e) (aa)	100	100
Hyundai Capital America, Reg. S, (ICE LIBOR USD 3 Month + 0.82%), 3.60%, 03/12/2021 (aa)	2,200	2,183
Nissan Motor Acceptance Corp.,
(ICE LIBOR USD 3 Month + 0.65%), 3.09%, 07/13/2022 (e) (aa)	1,500	1,458
(ICE LIBOR USD 3 Month + 0.52%), 3.31%, 03/15/2021 (e) (aa)	200	197
(ICE LIBOR USD 3 Month + 0.89%), 3.33%, 01/13/2022 (e) (aa)	40	39
(ICE LIBOR USD 3 Month + 0.69%), 3.50%, 09/28/2022 (e) (aa)	1,800	1,744
Nissan Motor Acceptance Corp., Reg. S, (ICE LIBOR USD 3 Month + 0.39%), 3.20%, 09/28/2020 (aa)	800	791
Toyota Motor Credit Corp.,
(ICE LIBOR USD 3 Month + 0.10%), 2.51%, 01/10/2020 (aa)	1,200	1,198
(ICE LIBOR USD 3 Month + 0.28%), 2.72%, 04/13/2021 (aa)	500	496
(ICE LIBOR USD 3 Month + 0.14%), 2.75%, 11/14/2019 (aa)	3,000	2,995
(ICE LIBOR USD 3 Month + 0.44%), 2.88%, 10/18/2019 (aa)	1,450	1,451
(ICE LIBOR USD 3 Month + 0.82%), 3.46%, 02/19/2019 (aa)	645	645
Volkswagen Group of America Finance LLC, 2.13%, 05/23/2019 (e)	200	199

		50,855

Auto Parts & Equipment — 0.1%
ZF North America Capital, Inc., 4.00%, 04/29/2020 (e)	650	647

Retail — 0.4%
McDonald’s Corp., Series CO, (ICE LIBOR USD 3 Month + 0.43%), 2.94%, 10/28/2021 (aa)	1,000	993
Walgreens Boots Alliance, Inc., 2.70%, 11/18/2019	3,950	3,928

		4,921

Total Consumer Cyclical		56,771

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)

Consumer Non-cyclical — 8.6%
Agriculture — 0.8%
BAT Capital Corp.,
2.30%, 08/14/2020	3,720	3,633
(ICE LIBOR USD 3 Month + 0.88%), 3.50%, 08/15/2022 (aa)	3,200	3,168
Imperial Brands Finance plc, (United Kingdom), 2.95%, 07/21/2020 (e)	1,000	985
Reynolds American, Inc.,
4.00%, 06/12/2022	300	297
8.13%, 06/23/2019	200	204

		8,287

Beverages — 0.1%
Anheuser-Busch InBev Finance, Inc., 2.65%, 02/01/2021	528	519

Biotechnology — 1.3%
Amgen, Inc.,
1.90%, 05/10/2019	1,500	1,493
(ICE LIBOR USD 3 Month + 0.45%), 3.06%, 05/11/2020 (aa)	950	949
Gilead Sciences, Inc.,
1.85%, 09/20/2019	4,000	3,964
2.55%, 09/01/2020	1,000	992
(ICE LIBOR USD 3 Month + 0.22%), 3.01%, 03/20/2019 (aa)	6,200	6,199

		13,597

Commercial Services — 1.5%
Central Nippon Expressway Co. Ltd., (Japan), Reg. S,
2.36%, 05/28/2021	10,000	9,766
2.38%, 09/17/2020	500	491
(ICE LIBOR USD 3 Month + 0.56%), 3.12%, 11/02/2021 (aa)	3,600	3,572
Equifax, Inc., (ICE LIBOR USD 3 Month + 0.87%), 3.49%, 08/15/2021 (aa)	2,800	2,768

		16,597

Cosmetics/Personal Care — 0.3%
Unilever Capital Corp., 4.80%, 02/15/2019	3,500	3,507

Food — 0.5%
General Mills, Inc., (ICE LIBOR USD 3 Month + 0.54%), 2.98%, 04/16/2021 (aa)	1,840	1,812
Mondelez International Holdings Netherlands BV, (Netherlands), (ICE LIBOR USD 3 Month + 0.61%), 3.12%, 10/28/2019 (e) (aa)	1,500	1,499
Tyson Foods, Inc.,
(ICE LIBOR USD 3 Month + 0.45%), 3.10%, 08/21/2020 (aa)	150	148
(ICE LIBOR USD 3 Month + 0.55%), 3.29%, 06/02/2020 (aa)	500	497
Wm Wrigley Jr Co.,
2.90%, 10/21/2019 (e)	1,000	999
3.38%, 10/21/2020 (e)	500	501

		5,456

SEE NOTES TO FINANCIAL STATEMENTS.

14	SIX CIRCLES TRUST	DECEMBER 31, 2018

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Healthcare — Services — 0.5%
Cigna Corp.,
(ICE LIBOR USD 3 Month + 0.35%), 3.14%, 03/17/2020 (e) (aa)	2,000	1,987
3.20%, 09/17/2020 (e)	555	553
Dignity Health, 2.64%, 11/01/2019	3,000	2,982

		5,522

Pharmaceuticals — 3.6%
AbbVie, Inc., 2.50%, 05/14/2020	3,090	3,061
Allergan Funding SCS, (Luxembourg), 3.00%, 03/12/2020	5,480	5,460
Bayer US Finance II LLC,
(ICE LIBOR USD 3 Month + 0.63%), 3.45%, 06/25/2021 (e) (aa)	1,150	1,135
(ICE LIBOR USD 3 Month + 1.01%), 3.80%, 12/15/2023 (e) (aa)	3,400	3,254
CVS Health Corp.,
2.80%, 07/20/2020	1,000	991
3.13%, 03/09/2020	3,400	3,393
(ICE LIBOR USD 3 Month + 0.63%), 3.40%, 03/09/2020 (aa)	1,000	998
(ICE LIBOR USD 3 Month + 0.72%), 3.49%, 03/09/2021 (aa)	3,580	3,552
GlaxoSmithKline Capital plc, (United Kingdom), (ICE LIBOR USD 3 Month + 0.35%), 2.96%, 05/14/2021 (aa)	750	745
Mylan NV, (Netherlands), 2.50%, 06/07/2019	3,400	3,384
Novartis Securities Investment Ltd., (Bermuda), 5.13%, 02/10/2019	3,750	3,758
Shire Acquisitions Investments Ireland DAC, (Ireland),
1.90%, 09/23/2019	9,850	9,711
2.40%, 09/23/2021	40	39

		39,481

Total Consumer Non-cyclical		92,966

Diversified — 0.0% (g)
Holding Companies — 0.0% (g)
CK Hutchison International 17 II Ltd., (Cayman Islands), 2.25%, 09/29/2020 (e)	200	197

Energy — 2.7%
Coal — 0.0% (g)
China Shenhua Overseas Capital Co. Ltd., (British Virgin Islands), Reg. S, 3.13%, 01/20/2020	510	507

Oil & Gas — 1.8%
CNOOC Finance 2015 Australia Pty Ltd., (Australia), 2.63%, 05/05/2020	1,250	1,238
Encana Corp., (Canada), 6.50%, 05/15/2019	2,500	2,526
EQT Corp., 8.13%, 06/01/2019	200	203
ONGC Videsh Ltd., (India), Reg. S, 3.25%, 07/15/2019	200	200
Petroleos Mexicanos, (Mexico), 8.00%, 05/03/2019	3,000	3,033

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)

Oil & Gas — continued
Petronas Capital Ltd., (Malaysia), 5.25%, 08/12/2019 (e)	3,000	3,035
Petronas Global Sukuk Ltd., (Malaysia), Reg. S, 2.71%, 03/18/2020	200	199
Shell International Finance BV, (Netherlands), (ICE LIBOR USD 3 Month + 0.35%), 3.13%, 09/12/2019 (aa)	4,316	4,319
Sinopec Group Overseas Development 2016 Ltd., (British Virgin Islands), 2.13%, 05/03/2019 (e)	3,400	3,388
Total Capital International SA, (France), (ICE LIBOR USD 3 Month + 0.35%), 3.15%, 06/19/2019 (aa)	1,550	1,551

		19,692

Pipelines — 0.9%
Enbridge, Inc., (Canada),
(ICE LIBOR USD 3 Month + 0.40%), 2.81%, 01/10/2020 (aa)	3,700	3,688
(ICE LIBOR USD 3 Month + 0.70%), 3.49%, 06/15/2020 (aa)	2,000	1,993
Florida Gas Transmission Co. LLC,
5.45%, 07/15/2020 (e)	400	412
7.90%, 05/15/2019 (e)	200	203
TransCanada PipeLines Ltd., (Canada), 3.80%, 10/01/2020	1,000	1,006
Williams Cos., Inc. (The),
4.13%, 11/15/2020	500	504
5.25%, 03/15/2020	1,500	1,530

		9,336

Total Energy		29,535

Financial — 18.2%
Banks — 14.8%
ABN AMRO Bank NV, (Netherlands),
2.10%, 01/18/2019 (e)	2,700	2,700
(ICE LIBOR USD 3 Month + 0.64%), 3.08%, 01/18/2019 (e) (aa)	2,500	2,500
Aozora Bank Ltd., (Japan), Reg. S, 2.75%, 03/09/2020	200	198
Australia & New Zealand Banking Group Ltd., (Australia),
2.25%, 06/13/2019	250	249
(ICE LIBOR USD 3 Month + 0.32%), 2.92%, 11/09/2020 (e) (aa)	4,000	3,984
Banco Santander Chile, (Chile), (ICE LIBOR USD 3 Month + 1.20%), 3.91%, 11/28/2021 (aa)	3,000	3,025
Bank of America Corp.,
2.63%, 10/19/2020	1,645	1,628
(ICE LIBOR USD 3 Month + 0.66%), 3.13%, 07/21/2021 (aa)	100	100
(ICE LIBOR USD 3 Month + 0.65%), 3.45%, 10/01/2021 (aa)	1,250	1,241

SEE NOTES TO FINANCIAL STATEMENTS.

DECEMBER 31, 2018	SIX CIRCLES TRUST	15

Six Circles Ultra Short Duration Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF DECEMBER 31, 2018 (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Banks — continued
(ICE LIBOR USD 3 Month + 0.87%), 3.67%, 04/01/2019 (aa)	1,617	1,619
(ICE LIBOR USD 3 Month + 1.42%), 3.87%, 04/19/2021 (aa)	3,000	3,041
Bank of Montreal, (Canada),
1.50%, 07/18/2019	750	744
(ICE LIBOR USD 3 Month + 0.34%), 2.78%, 07/13/2020 (aa)	2,350	2,340
(ICE LIBOR USD 3 Month + 0.60%), 3.38%, 12/12/2019 (aa)	785	787
(ICE LIBOR USD 3 Month + 0.79%), 3.48%, 08/27/2021 (aa)	100	100
Bank of New York Mellon Corp. (The), 5.45%, 05/15/2019	250	252
Barclays plc, (United Kingdom), 2.75%, 11/08/2019	5,600	5,559
BB&T Corp.,
2.25%, 02/01/2019	2,552	2,550
(ICE LIBOR USD 3 Month + 0.57%), 3.36%, 06/15/2020 (aa)	4,000	4,005
Capital One NA, 1.85%, 09/13/2019	2,000	1,978
Citigroup, Inc.,
2.05%, 06/07/2019	200	199
2.65%, 10/26/2020	100	99
(ICE LIBOR USD 3 Month + 1.07%), 3.84%, 12/08/2021 (aa)	2,000	1,998
Citizens Bank NA, (ICE LIBOR USD 3 Month + 0.54%), 3.28%, 03/02/2020 (aa)	5,000	4,993
Commonwealth Bank of Australia, (Australia), 2.30%, 09/06/2019	1,500	1,493
Credit Suisse AG, (Switzerland), 2.30%, 05/28/2019	2,750	2,742
Credit Suisse Group Funding Guernsey Ltd., (Guernsey), 2.75%, 03/26/2020	3,300	3,264
Dexia Credit Local SA, (France),
2.25%, 02/18/2020 (e)	250	249
2.50%, 01/25/2021 (e)	3,400	3,381
Dexia Credit Local SA, (France), Reg. S, 1.88%, 03/28/2019	10,000	9,979
Fifth Third Bank,
1.63%, 09/27/2019	1,000	989
(ICE LIBOR USD 3 Month + 0.25%), 2.77%, 10/30/2020 (aa)	1,000	993
(ICE LIBOR USD 3 Month + 0.59%), 3.41%, 09/27/2019 (aa)	1,550	1,552
Goldman Sachs Group, Inc. (The),
2.60%, 04/23/2020	100	99
2.75%, 09/15/2020	50	49
(ICE LIBOR USD 3 Month + 0.73%), 3.55%, 12/27/2020 (aa)	4,900	4,879
(ICE LIBOR USD 3 Month + 1.16%), 3.64%, 04/23/2020 (aa)	3,800	3,813
(ICE LIBOR USD 3 Month + 1.17%), 3.79%, 11/15/2021 (aa)	750	748

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)

Banks — continued
(ICE LIBOR USD 3 Month + 1.36%), 3.85%, 04/23/2021 (aa)	100	101
HSBC Holdings plc, (United Kingdom),
(ICE LIBOR USD 3 Month + 0.60%), 3.24%, 05/18/2021 (aa)	1,100	1,084
(ICE LIBOR USD 3 Month + 1.66%), 4.35%, 05/25/2021 (aa)	1,450	1,465
HSBC USA, Inc., 2.35%, 03/05/2020	3,000	2,970
Huntington National Bank (The),
2.38%, 03/10/2020	1,500	1,486
2.88%, 08/20/2020	400	397
ING Bank NV, (Netherlands), 2.30%, 03/22/2019 (e)	2,340	2,337
Lloyds Bank plc, (United Kingdom), 5.80%, 01/13/2020 (e)	500	512
Lloyds Banking Group plc, (United Kingdom), (ICE LIBOR USD 3 Month + 0.80%), 3.59%, 06/21/2021 (aa)	1,000	990
Macquarie Bank Ltd., (Australia), 2.35%, 01/15/2019 (e)	1,000	1,000
Mitsubishi UFJ Financial Group, Inc., (Japan), (ICE LIBOR USD 3 Month + 0.79%), 3.28%, 07/25/2022 (aa)	3,400	3,361
Mizuho Bank Ltd., (Japan), 2.65%, 09/25/2019 (e)	2,000	1,993
Mizuho Financial Group, Inc., (Japan), (ICE LIBOR USD 3 Month + 0.88%), 3.65%, 09/11/2022 (aa)	3,400	3,377
Morgan Stanley,
2.45%, 02/01/2019	1,000	1,000
2.50%, 04/21/2021	50	49
2.80%, 06/16/2020	1,300	1,292
(ICE LIBOR USD 3 Month + 0.55%), 3.17%, 02/10/2021 (aa)	3,300	3,262
(ICE LIBOR USD 3 Month + 0.93%), 3.40%, 07/22/2022 (aa)	1,000	986
(ICE LIBOR USD 3 Month + 0.80%), 3.41%, 02/14/2020 (aa)	1,000	1,000
(ICE LIBOR USD 3 Month + 1.14%), 3.65%, 01/27/2020 (aa)	1,500	1,505
7.30%, 05/13/2019	100	102
National Australia Bank Ltd., (Australia), (ICE LIBOR USD 3 Month + 1.00%), 3.43%, 07/12/2021 (e) (aa)	1,150	1,159
Nordea Bank Abp, (Finland),
(ICE LIBOR USD 3 Month + 0.47%), 3.18%, 05/29/2020 (e) (aa)	1,500	1,498
(ICE LIBOR USD 3 Month + 0.94%), 3.65%, 08/30/2023 (e) (aa)	200	198
QNB Finance Ltd., (Cayman Islands), Reg. S, (ICE LIBOR USD 3 Month + 1.35%), 4.06%, 05/31/2021 (aa)	200	201
Royal Bank of Scotland Group plc, (United Kingdom), 6.40%, 10/21/2019	2,997	3,060

SEE NOTES TO FINANCIAL STATEMENTS.

16	SIX CIRCLES TRUST	DECEMBER 31, 2018

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Banks — continued
Santander UK plc, (United Kingdom),
2.38%, 03/16/2020	200	198
2.50%, 03/14/2019	1,500	1,498
Skandinaviska Enskilda Banken AB, (Sweden),
2.38%, 03/25/2019 (e)	3,500	3,494
2.63%, 11/17/2020 (e)	200	197
(ICE LIBOR USD 3 Month + 0.43%), 3.07%, 05/17/2021 (e) (aa)	1,500	1,490
Standard Chartered plc, (United Kingdom),
2.10%, 08/19/2019 (e)	200	198
(ICE LIBOR USD 3 Month + 1.13%), 3.77%, 08/19/2019 (e) (aa)	3,200	3,214
State Bank of India, (India), Reg. S, (ICE LIBOR USD 3 Month + 0.95%), 3.36%, 04/06/2020 (aa)	2,400	2,401
Sumitomo Mitsui Banking Corp., (Japan),
2.45%, 01/10/2019	1,000	1,000
2.45%, 01/16/2020	2,500	2,480
Sumitomo Mitsui Financial Group, Inc., (Japan),
(ICE LIBOR USD 3 Month + 0.78%), 3.21%, 07/12/2022 (aa)	3,400	3,380
(ICE LIBOR USD 3 Month + 1.68%), 4.45%, 03/09/2021 (aa)	100	102
Sumitomo Mitsui Trust Bank Ltd., (Japan),
1.95%, 09/19/2019 (e)	500	496
2.05%, 03/06/2019 (e)	3,400	3,394
SunTrust Bank, (ICE LIBOR USD 3 Month + 0.50%), 3.01%, 10/26/2021 (aa)	1,180	1,174
Svenska Handelsbanken AB, (Sweden), (ICE LIBOR USD 3 Month + 0.36%), 3.13%, 09/08/2020 (aa)	2,500	2,498
UBS AG, (Switzerland),
2.38%, 08/14/2019	2,600	2,589
2.45%, 12/01/2020 (e)	400	393
(ICE LIBOR USD 3 Month + 0.58%), 3.35%, 06/08/2020 (e) (aa)	2,100	2,099
UBS Group Funding Switzerland AG, (Switzerland), (ICE LIBOR USD 3 Month + 1.78%), 4.22%, 04/14/2021 (e) (aa)	3,400	3,455
US Bank NA,
1.40%, 04/26/2019	250	249
(ICE LIBOR USD 3 Month + 0.25%), 2.74%, 07/24/2020 (aa)	1,000	998
(ICE LIBOR USD 3 Month + 0.48%), 2.99%, 10/28/2019 (aa)	1,320	1,321
Wells Fargo & Co.,
(ICE LIBOR USD 3 Month + 0.68%), 3.20%, 01/30/2020 (aa)	1,500	1,503
(ICE LIBOR USD 3 Month + 1.01%), 3.78%, 12/07/2020 (aa)	100	101
Wells Fargo Bank NA,
(United States SOFR + 0.48%), 2.94%, 03/25/2020 (aa)	1,250	1,244
1.75%, 05/24/2019	1,000	995

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)

Banks — continued
Westpac Banking Corp., (Australia), 2.25%, 01/17/2019	1,480	1,480

		160,145

Diversified Financial Services — 2.4%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust, (Ireland),
3.75%, 05/15/2019	4,900	4,901
4.25%, 07/01/2020	600	601
4.63%, 10/30/2020	700	705
Air Lease Corp., 3.38%, 01/15/2019	3,400	3,400
Aircastle Ltd., (Bermuda), 5.50%, 02/15/2022	1,350	1,381
American Express Co.,
(ICE LIBOR USD 3 Month + 0.33%), 2.85%, 10/30/2020 (aa)	2,000	1,991
(ICE LIBOR USD 3 Month + 0.53%), 3.17%, 05/17/2021 (aa)	1,000	995
BOC Aviation Ltd., (Singapore), (ICE LIBOR USD 3 Month + 1.05%), 3.61%, 05/02/2021 (e) (aa)	200	201
BOC Aviation Ltd., (Singapore), Reg. S, 2.38%, 09/15/2021	2,200	2,121
Capital One Financial Corp., 2.50%, 05/12/2020	1,000	987
International Lease Finance Corp., 6.25%, 05/15/2019	1,500	1,513
Mitsubishi UFJ Lease & Finance Co. Ltd., (Japan), Reg. S, 2.75%, 10/21/2020	2,500	2,452
Nomura Holdings, Inc., (Japan),
2.75%, 03/19/2019	600	599
6.70%, 03/04/2020	200	208
OMX Timber Finance Investments I LLC, 5.42%, 10/31/2019 (e)	200	203
Synchrony Financial, 3.00%, 08/15/2019	3,600	3,576

		25,834

Insurance — 0.5%
AIA Group Ltd., (Hong Kong), (ICE LIBOR USD 3 Month + 0.52%), 3.31%, 09/20/2021 (e) (aa)	3,400	3,383
American International Group, Inc., 3.38%, 08/15/2020	7	7
Metropolitan Life Global Funding I, (ICE LIBOR USD 3 Month + 0.23%), 2.64%, 01/08/2021 (e) (aa)	2,000	1,976

		5,366

Real Estate — 0.5%
Qatari Diar Finance Co., (Qatar), Reg. S, 5.00%, 07/21/2020	5,000	5,093
Sinochem Overseas Capital Co. Ltd., (British Virgin Islands), Reg. S, 4.50%, 11/12/2020	200	203

		5,296

SEE NOTES TO FINANCIAL STATEMENTS.

DECEMBER 31, 2018	SIX CIRCLES TRUST	17

Six Circles Ultra Short Duration Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF DECEMBER 31, 2018 (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Savings & Loans — 0.0% (g)
Nationwide Building Society, (United Kingdom), Reg. S, 2.35%, 01/21/2020	200	198

Total Financial		196,839

Industrial — 3.1%
Aerospace/Defense — 0.6%
Harris Corp., (ICE LIBOR USD 3 Month + 0.48%), 3.00%, 04/30/2020 (aa)	200	199
Lockheed Martin Corp., 4.25%, 11/15/2019	3,000	3,034
Northrop Grumman Corp., 2.08%, 10/15/2020	1,000	981
United Technologies Corp.,
(ICE LIBOR USD 3 Month + 0.35%), 2.89%, 11/01/2019 (aa)	1,000	998
(ICE LIBOR USD 3 Month + 0.65%), 3.28%, 08/16/2021 (aa)	600	598
3.35%, 08/16/2021	480	479

		6,289

Building Materials — 0.0% (g)
Holcim US Finance Sarl & Cie SCS, (Luxembourg), Reg. S, 6.00%, 12/30/2019	250	256

Electronics — 0.5%
Honeywell International, Inc., (ICE LIBOR USD 3 Month + 0.04%), 2.56%, 10/30/2019 (aa)	4,150	4,140
Tyco Electronics Group SA, (Luxembourg), (ICE LIBOR USD 3 Month + 0.45%), 3.20%, 06/05/2020 (aa)	1,000	998

		5,138

Machinery — Construction & Mining — 0.4%
Caterpillar Financial Services Corp.,
1.85%, 09/04/2020	470	461
(ICE LIBOR USD 3 Month + 0.51%), 2.92%, 01/10/2020 (aa)	500	501
(ICE LIBOR USD 3 Month + 0.28%), 3.10%, 03/22/2019 (aa)	3,300	3,299
Doosan Infracore Co. Ltd., (South Korea), Reg. S, 2.38%, 11/21/2019	200	199

		4,460

Machinery — Diversified — 0.4%
CNH Industrial Capital LLC, 3.38%, 07/15/2019	200	199
John Deere Capital Corp., (ICE LIBOR USD 3 Month + 0.18%), 2.59%, 01/07/2020 (aa)	4,269	4,268

		4,467

Miscellaneous Manufacturers — 0.5%
General Electric Co., 6.00%, 08/07/2019	975	986
Siemens Financieringsmaatschappij NV, (Netherlands),
2.15%, 05/27/2020 (e)	3,250	3,205

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)

Miscellaneous Manufacturers — continued
(ICE LIBOR USD 3 Month + 0.32%), 3.10%, 09/13/2019 (e) (aa)	1,030	1,030

		5,221

Transportation — 0.5%
Burlington Northern Santa Fe LLC, 4.70%, 10/01/2019	3,000	3,037
Ryder System, Inc.,
2.50%, 05/11/2020	1,843	1,821
2.65%, 03/02/2020	200	198

		5,056

Trucking & Leasing — 0.2%
Aviation Capital Group LLC, 2.88%, 01/20/2022 (e)	1,000	967
GATX Corp., (ICE LIBOR USD 3 Month + 0.72%), 3.30%, 11/05/2021 (aa)	500	495
Penske Truck Leasing Co. LP / PTL Finance Corp., 3.20%, 07/15/2020 (e)	700	697

		2,159

Total Industrial		33,046

Technology — 2.7%
Computers — 1.1%
Apple, Inc., (ICE LIBOR USD 3 Month + 0.30%), 2.89%, 05/06/2019 (aa)	3,115	3,117
Dell International LLC / EMC Corp., 3.48%, 06/01/2019 (e)	3,400	3,390
DXC Technology Co., (ICE LIBOR USD 3 Month + 0.95%), 3.69%, 03/01/2021 (aa)	2,000	1,998
Hewlett Packard Enterprise Co.,
(ICE LIBOR USD 3 Month + 0.72%), 3.06%, 10/05/2021 (aa)	1,050	1,041
3.60%, 10/15/2020	1,250	1,253
IBM Credit LLC, (ICE LIBOR USD 3 Month + 0.47%), 3.18%, 11/30/2020 (aa)	420	419
NetApp, Inc., 2.00%, 09/27/2019	900	890

		12,108

Semiconductors — 1.0%
Broadcom Corp. / Broadcom Cayman Finance Ltd.,
2.20%, 01/15/2021	650	628
2.38%, 01/15/2020	4,745	4,686
Intel Corp., (ICE LIBOR USD 3 Month + 0.08%), 2.70%, 05/11/2020 (aa)	1,500	1,495
KLA-Tencor Corp., 3.38%, 11/01/2019	1,000	999
QUALCOMM, Inc., 2.25%, 05/20/2020	3,000	2,958

		10,766

Software — 0.6%
Fidelity National Information Services, Inc., 3.63%, 10/15/2020	2,050	2,059
Oracle Corp., 5.00%, 07/08/2019	4,500	4,548

SEE NOTES TO FINANCIAL STATEMENTS.

18	SIX CIRCLES TRUST	DECEMBER 31, 2018

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Software — continued
VMware, Inc., 2.30%, 08/21/2020	200	196

		6,803

Total Technology		29,677

Utilities — 2.1%
Electric — 2.1%
Chugoku Electric Power Co., Inc. (The), (Japan), Reg. S, 2.70%, 03/16/2020	3,300	3,274
Electricite de France SA, (France), 6.50%, 01/26/2019 (e)	5,200	5,211
Exelon Generation Co. LLC, 5.20%, 10/01/2019	2,000	2,026
Iberdrola Finance Ireland DAC, (Ireland), 5.00%, 09/11/2019 (e)	200	202
MidAmerican Energy Co., 2.40%, 03/15/2019	3,000	2,997
NextEra Energy Capital Holdings, Inc.,
(ICE LIBOR USD 3 Month + 0.32%), 3.05%, 09/03/2019 (aa)	1,500	1,498
(ICE LIBOR USD 3 Month + 0.40%), 3.11%, 08/21/2020 (aa)	3,400	3,396
Sempra Energy,
(ICE LIBOR USD 3 Month + 0.25%), 2.69%, 07/15/2019 (aa)	2,809	2,800
(ICE LIBOR USD 3 Month + 0.50%), 2.94%, 01/15/2021 (aa)	200	197
Southern Co. (The), (ICE LIBOR USD 3 Month + 0.49%), 3.10%, 02/14/2020 (e) (aa)	1,600	1,597

Total Utilities		23,198

Total Corporate Bonds (Cost $502,244)		500,410

Foreign Government Securities — 1.7%
Development Bank of Japan, Inc., (Japan), Reg. S, (ICE LIBOR USD 3 Month + 0.24%), 2.75%, 01/28/2020 (aa)	2,800	2,802
Export-Import Bank of India, (India), Reg. S,
2.75%, 08/12/2020	200	197
(ICE LIBOR USD 3 Month + 1.00%), 3.65%, 08/21/2022 (aa)	3,400	3,398
Export-Import Bank of Korea, (South Korea), (ICE LIBOR USD 3 Month + 0.58%), 3.31%, 06/01/2021 (aa)	6,250	6,247
Japan Bank for International Cooperation, (Japan),
(ICE LIBOR USD 3 Month + 0.39%), 2.86%, 07/21/2020 (aa)	3,400	3,413
(ICE LIBOR USD 3 Month + 0.48%), 3.22%, 06/01/2020 (aa)	2,000	2,010
Japan Finance Organization for Municipalities, (Japan), Reg. S, 2.13%, 03/06/2019	500	499

Total Foreign Government Securities (Cost $18,592)		18,566

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)
Mortgage-Backed Securities — 2.8%
FNMA Pool, Single Family, 15 years,
3.50%, 04/01/2033	949	961
3.50%, 11/01/2033	16,337	16,537
3.50%, 01/01/2034	12,900	13,058

Total Mortgage-Backed Securities (Cost $30,268)		30,556

U.S. Government Agency Securities — 2.5%
U.S. Treasury Inflation Indexed Notes,
0.13%, 04/15/2022	6,239	6,035
0.38%, 07/15/2023	13,420	13,122
0.63%, 04/15/2023	8,552	8,410

Total U.S. Government Agency Securities (Cost $27,541)		27,567

U.S. Treasury Obligations — 4.5%
U.S. Treasury Floating Rate Notes,
(U.S. Treasury 3 Month Bill Market Yield + 0.05%), 2.47%, 10/31/2020 (aa)	5,000	4,992
(U.S. Treasury 3 Month Bill Market Yield + 0.05%), 2.48%, 10/31/2019 (aa)	21,000	21,007
U.S. Treasury Notes,
0.88%, 05/15/2019	7,000	6,959
1.25%, 01/31/2019	1,000	999
1.25%, 10/31/2019	3,000	2,966
1.38%, 02/28/2019	6,000	5,990
1.50%, 01/31/2019	3,600	3,598
3.38%, 11/15/2019	1,900	1,911

Total U.S. Treasury Obligations (Cost $48,427)		48,422

Short-Term Investments — 31.6%
Certificates of Deposit — 3.6%
Banco Santander SA, (Spain), (ICE LIBOR USD 3 Month + 0.35%), 3.04%, 06/13/2019 (aa)	1,000	1,000
Bank of Montreal, (Canada), (United States SOFR + 0.44%), 2.90%, 05/09/2019 (aa)	4,000	4,000
Canadian Imperial Bank of Commerce, (Canada),
(ICE LIBOR USD 1 Month + 0.30%), 2.82%, 07/29/2019 (aa)	2,500	2,500
(ICE LIBOR USD 3 Month + 0.20%), 2.98%, 03/12/2019 (aa)	250	250
Cooperatieve Rabobank UA, (Netherlands),
(ICE LIBOR USD 1 Month + 0.19%), 2.65%, 04/18/2019 (aa)	1,000	1,000
(ICE LIBOR USD 1 Month + 0.28%), 2.80%, 05/29/2019 (aa)	3,500	3,500
Credit Suisse AG, (Switzerland), (United States SOFR + 0.43%), 2.89%, 05/02/2019 (aa)	3,500	3,500
Lloyds Bank Corporate Markets plc, 3.04%, 07/29/2019	3,500	3,500
Natixis SA, (France), (ICE LIBOR USD 3 Month + 0.18%), 2.85%, 06/06/2019 (aa)	4,000	4,001

SEE NOTES TO FINANCIAL STATEMENTS.

DECEMBER 31, 2018	SIX CIRCLES TRUST	19

Six Circles Ultra Short Duration Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF DECEMBER 31, 2018 (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)
Short-Term Investments — continued
Certificates of Deposit — continued
Societe Generale, (France), (ICE LIBOR USD 3 Month + 0.16%), 2.63%, 04/24/2019 (aa)	1,500	1,500
Standard Chartered Bank, (United Kingdom), (ICE LIBOR USD 3 Month + 0.21%), 2.88%, 06/10/2019 (aa)	3,000	3,000
State Street Bank & Trust Co., (ICE LIBOR USD 1 Month + 0.27%), 2.73%, 05/15/2019 (aa)	3,600	3,600
Sumitomo Mitsui Banking Corp., (Japan), (ICE LIBOR USD 3 Month + 0.15%), 2.59%, 04/18/2019 (aa)	1,000	1,000
Sumitomo Mitsui Trust Bank Ltd., (Japan), (ICE LIBOR USD 3 Month + 0.20%), 2.61%, 07/09/2019 (aa)	250	250
Svenska Handelsbanken, (Sweden), (ICE LIBOR USD 1 Month + 0.40%), 2.86%, 04/16/2019 (aa)	250	250
Swedbank AB, (Sweden), (ICE LIBOR USD 1 Month + 0.29%), 2.80%, 07/25/2019 (aa)	3,000	3,000
Toronto-Dominion Bank, (Canada), (ICE LIBOR USD 3 Month + 0.22%), 3.01%, 03/20/2019 (aa)	250	250
Wells Fargo Bank NA, (ICE LIBOR USD 1 Month + 0.30%), 2.80%, 07/23/2019 (aa)	2,500	2,500
Westpac Banking Corp., (Australia), (ICE LIBOR USD 3 Month + 0.20%), 2.98%, 03/12/2019 (aa)	250	250

Total Certificates of Deposit		38,851

Commercial Papers — 7.5%
AT&T, Inc.,
2.90%, 06/05/2019 (e) (n)	1,000	986
3.12%, 03/15/2019 (e) (n)	3,000	2,981
Atlantic Asset Securitization LLC, 2.67%, 05/02/2019 (e) (n)	1,500	1,500
Bedford Row Funding Corp., 3.09%, 10/18/2019 (e) (n)	2,000	1,950
BNZ International Funding Ltd., (United Kingdom), 2.62%, 04/16/2019 (e) (n)	1,500	1,500
Cancara Asset Securitisation LLC, (Jersey), 2.86%, 04/30/2019 (e) (n)	1,750	1,733
CNH Industrial Capital LLC, 3.56%, 05/09/2019 (e) (n)	300	296
Coca-Cola Co. (The),
2.40%, 02/08/2019 (e) (n)	3,000	2,991
2.45%, 03/13/2019 (e) (n)	250	249
CRC Funding LLC, 2.53%, 01/22/2019 (e) (n)	2,500	2,496
Erste Abwicklungsanstalt, (Germany),
2.54%, 01/23/2019 (e) (n)	3,500	3,494
2.64%, 02/11/2019 (e) (n)	8,000	7,977
2.72%, 02/27/2019 (e) (n)	4,000	3,984
Exxon Mobil Corp., 2.30%, 01/14/2019 (e) (n)	5,000	4,995

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)

Commercial Papers — continued
General Electric Co., 3.19%, 03/01/2019 (e) (n)		2,000	1,989
HSBC Bank plc, (United Kingdom),
(ICE LIBOR USD 3 Month + 0.20%), 2.94%, 09/25/2019 (e) (aa)		1,500	1,500
(ICE LIBOR USD 3 Month + 0.18%), 2.80%, 02/13/2019 (e) (aa)		250	250
(ICE LIBOR USD 3 Month + 0.17%), 2.99%, 06/24/2019 (e) (aa)		2,700	2,700
Intel Corp., 2.31%, 01/18/2019 (e) (n)		1,500	1,498
John Deere Capital Corp., 2.41%, 01/16/2019 (e) (n)		3,000	2,997
Kells Funding LLC, 2.57%, 02/11/2019 (e) (n)		2,000	1,994
LMA SA, (France), Reg. S, 2.77%, 04/18/2019 (e) (n)		1,000	991
Macquarie Bank Ltd., (Australia), 2.67%, 02/08/2019 (e) (n)		4,000	3,988
Matchpoint Finance plc, (Ireland), Series A, 2.77%, 04/18/2019 (e) (n)		1,000	991
Mondelez International, Inc.,
2.73%, 01/30/2019 (e) (n)		1,500	1,496
2.73%, 01/07/2019 (e) (n)		2,000	1,999
NiSource, Inc., 2.80%, 01/07/2019 (e) (n)		1,500	1,499
Old Line Funding LLC, 2.73%, 04/22/2019 (e) (n)		1,000	1,000
Schlumberger Holdings Corp., 3.05%, 02/19/2019 (e) (n)		2,000	1,992
Societe Generale SA, (France), (ICE LIBOR USD 3 Month + 0.41%), 3.21%, 12/18/2019 (e) (aa)		3,950	3,949
Spire, Inc., 3.01%, 01/22/2019 (e) (n)		3,000	2,995
Suncor Energy, Inc., (Canada), 3.02%, 03/04/2019 (e) (n)		4,000	3,979
Toronto-Dominion Bank (The) , 3.09%, 10/18/2019 (e) (n)		2,000	1,951
Vodafone Group plc, (United Kingdom), 2.88%, 01/07/2019 (e) (n)		2,000	1,999
Waste Management, Inc., 2.71%, 01/07/2019 (e) (n)		2,700	2,699

Total Commercial Papers			81,588

Corporate Note — 0.1%
Bank of America NA, 2.22%, 05/01/2019 (n)		1,300	1,300

Foreign Government Security — 1.4%
France Treasury Bills BTF, (France), Reg. S, (0.81%), 01/30/2019 (n)	EUR	13,500	15,476

Repurchase Agreements — 15.9%
BNP Paribas SA, 2.95%, dated 12/31/2018, due 01/02/2019, repurchase price 57,509, collateralized by U.S. Treasury Securities, 0.00% - 8.75%, due 02/15/2019 - 08/15/2047, with a value of $58,532.		57,500	57,500

SEE NOTES TO FINANCIAL STATEMENTS.

20	SIX CIRCLES TRUST	DECEMBER 31, 2018

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)
Short-Term Investments — continued
Repurchase Agreements — continued
Citibank NA, 3.00%, dated 12/31/2018, due 01/02/2019, repurchase price 57,510, collateralized by U.S. Treasury Securities, 1.25% - 2.00%, due 06/30/2019 - 06/30/2024, with a value of $58,713.		57,500	57,500
Merrill Lynch, Pierce, Fenner & Smith, Inc., 2.95%, dated 12/31/2018, due 01/02/2019, repurchase price $57,509, collateralized by U.S. Treasury Securities, 0.88% - 1.50%, due 04/15/2019 - 10/31/2019, with a value of $58,662.		57,500	57,500

Total Repurchase Agreements			172,500

Time Deposits — 0.4%
BNP Paribas SA , 1.77%, 01/02/2019		3,088	3,088
Brown Brothers Harriman,
0.84%, 01/02/2019	CAD	319	233
1.77%, 01/02/2019		465	465

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)

Time Deposits — continued
Citibank NA, 0.37%, 01/02/2019	GBP	164	209

Total Time Deposits			3,995

U.S. Treasury Obligations — 2.7%
U.S. Treasury Bills,
2.27%, 01/17/2019 (n)		9,000	8,991
2.46%, 05/02/2019 (n)		10,000	9,920
2.48%, 05/23/2019 (n)		10,000	9,905

Total U.S. Treasury Obligations			28,816

Total Short-Term Investments (Cost $342,481)			342,526

Total Investments — 101.9% (Cost — $1,105,363)			1,103,758

Liabilities in Excess of Other Assets — (1.9)%			(20,908)

NET ASSETS — 100.0%			$1,082,850

Percentages indicated are based on net assets.

Futures contracts outstanding as of December 31, 2018:
Exchanged Traded
DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION)($)
Long Contracts
3 Month Eurodollar	3	03/2019	USD	729	1
3 Month Eurodollar	195	09/2019	USD	47,436	17
3 Month Eurodollar	264	12/2019	USD	64,221	30
3 Month Sterling	1,020	03/2019	GBP	160,997	(13)
3 Month Sterling	206	09/2019	GBP	32,482	(7)
Canadian Bankers’ Acceptance	15	03/2020	CAD	2,668	18
Canadian Bankers’ Acceptance	247	06/2020	CAD	43,942	285
U.S. Treasury 2 Year Note	123	03/2019	USD	25,935	179

					510

Short Contracts
3 Month Eurodollar	(264)	12/2020	USD	(64,330)	(40)
3 Month Sterling	(496)	03/2020	GBP	(78,124)	(4)
3 Month Sterling	(206)	09/2020	GBP	(32,423)	(2)
3 Month Sterling	(524)	03/2022	GBP	(82,327)	(11)
U.S. Treasury 5 Year Note	(251)	03/2019	USD	(28,334)	(453)
U.S. Treasury Ultra Bond	(29)	03/2019	USD	(4,414)	(245)

					(755)

Total unrealized appreciation (depreciation)					(245)

SEE NOTES TO FINANCIAL STATEMENTS.

DECEMBER 31, 2018	SIX CIRCLES TRUST	21

Six Circles Ultra Short Duration Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF DECEMBER 31, 2018 (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

Forward foreign currency exchange contracts outstanding as of December 31, 2018:
CURRENCY PURCHASED		CURRENCY SOLD		COUNTERPARTY	SETTLEMENT DATE	UNREALIZED APPRECIATION (DEPRECIATION)($)
USD	15,526	EUR	13,500	Nomura International plc	01/30/2019	22
USD	133	CAD	177	Morgan Stanley & Co.	02/15/2019	3
USD	519	GBP	404	Morgan Stanley & Co.	02/15/2019	3

Total unrealized appreciation (depreciation)						28

Centrally Cleared Interest rate swaps contracts outstanding as of December 31, 2018 (amounts in thousands):
FLOATING RATE INDEX (a)	FIXED RATE	PAY/RECEIVE FLOATING RATE	MATURITY DATE	NOTIONAL AMOUNT		UPFRONT PAYMENTS (RECEIPTS)($)	UNREALIZED APPRECIATION (DEPRECIATION)($)	VALUE($)
3 Months ICE LIBOR USD Quarterly	2.75% anually	Receive	12/19/2023	USD	32,800	125	(380)	(255)
FEDEF Intraday	2.75% anually	Pay	11/15/2020	USD	208,300	(72)	1,730	1,658
FEDEF Intraday	2.80% anually	Receive	11/15/2023	USD	85,000	(88)	(2,035)	(2,123)

Total						(35)	(685)	(720)

(a)	Value of floating rate index as of December 31, 2018 was as follows:

FLOATING RATE INDEX
ICE LIBOR USD 3 Month	2.40%
FEDEF	2.81%

NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS

CAD	— Canadian Dollar
CLO	— Collateralized Loan Obligations
EUR	— Euro
FEDEF	— US Federal Fund Effective Rate (Continuous Series)
FNMA	— Federal National Mortgage Association
GBP	— British Pound
GNMA	— Government National Mortgage Association
ICE	— Intercontinental Exchange
LIBOR	— London Interbank Offered Rate
REMICS	— Real Estate Mortgage Investment Conduit
Reg. S

—  Security was purchased pursuant to Regulation S under the Securities Act of 1933, as amended (the “Securities Act”), which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act, or pursuant to an exemption from registration.

SOFR	— Secured Overnight Financing Rate
USD	— United States Dollar
(e)

—  Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. Unless otherwise indicated, this security has been determined to be liquid under procedures established by the Board of Trustees and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(g)	— Amount rounds to less than 0.05%.
(n)	— The rate shown is the effective yield as of December 31, 2018.
(aa)	— Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of December 31, 2018.

SEE NOTES TO FINANCIAL STATEMENTS.

22	SIX CIRCLES TRUST	DECEMBER 31, 2018

Six Circles Tax Aware Ultra Short Duration Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF DECEMBER 31, 2018

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)
Asset-Backed Securities — 3.6%
Bank of The West Auto Trust, Series 2018-1, Class A2, 3.09%, 04/15/2021 (e)	3,000	3,002
Chesapeake Funding II LLC, Series 2016-2A, Class A1, 1.88%, 06/15/2028 (e)	2,425	2,414
Chrysler Capital Auto Receivables Trust, Series 2016-BA, Class A4, 1.87%, 02/15/2022 (e)	1,800	1,781
Ford Credit Floorplan Master Owner Trust A, Series 2018-3, Class A2, (ICE LIBOR USD 1 Month + 0.40%), 2.86%, 10/15/2023 (aa)	2,900	2,893
GMF Floorplan Owner Revolving Trust, Series 2016-1, Class A2, (ICE LIBOR USD 1 Month + 0.85%), 3.31%, 05/17/2021 (e) (aa)	3,700	3,708
Gracechurch Card Funding plc, (United Kingdom), Series 2018-1A, Class A, (ICE LIBOR USD 1 Month + 0.40%), 2.86%, 07/15/2022 (e) (aa)	200	200
Home Equity Asset Trust, Series 2005-8, Class M1, (ICE LIBOR USD 1 Month + 0.43%), 2.94%, 02/25/2036 (aa)	2,458	2,458
Marlette Funding Trust, Series 2018-4A, Class A, 3.71%, 12/15/2028 (e)	1,170	1,173
Mercedes-Benz Auto Receivables Trust, Series 2018-1, Class A1, 2.35%, 08/15/2019	24	24
MMAF Equipment Finance LLC, Series 2016-AA, Class A3, 1.48%, 06/15/2020 (e)	2,270	2,257
Navient Private Education Refi Loan Trust,
Series 2018-A, Class A1, 2.53%, 02/18/2042 (e)	2,250	2,234
Series 2018-CA, Class A1, 3.01%, 06/16/2042 (e)	3,289	3,278
Navient Student Loan Trust, Series 2018-EA, Class A1, 3.43%, 12/15/2059 (e)	3,000	3,013
Securitized Term Auto Receivables Trust, (Canada), Series 2018-2A, Class A2A, 3.06%, 02/25/2021 (e)	1,500	1,500
SLC Student Loan Trust, Series 2005-1, Class A3, (ICE LIBOR USD 3 Month + 0.10%), 2.72%, 02/15/2025 (aa)	3,096	3,094
SMB Private Education Loan Trust,
Series 2015-A, Class A2A, 2.49%, 06/15/2027 (e)	3,199	3,154
Series 2015-B, Class A2A, 2.98%, 07/15/2027 (e)	1,995	1,992
Sofi Professional Loan Program LLC, Series 2018-A, Class A2A, 2.39%, 02/25/2042 (e)	1,735	1,720

Total Asset-Backed Securities (Cost $39,855)		39,895

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)
Collateralized Mortgage Obligations — 0.8%
FNMA REMICS, Series 2018-86, Class FN, (ICE LIBOR USD 1 Month + 0.35%), 2.66%, 12/25/2048 (aa)	2,937	2,930
GNMA,
Series 2015-H04, Class FA, (ICE LIBOR USD 1 Month + 0.65%), 2.96%, 12/20/2064 (aa)	2,214	2,227
Series 2018-H18, Class FC, (ICE LIBOR USD 1 Month + 0.35%), 2.66%, 08/20/2065 (aa)	3,001	2,990

Total Collateralized Mortgage Obligations (Cost $8,150)		8,147

Commercial Mortgage-Backed Securities — 0.9%
AREIT Trust, Series 2018-CRE2, Class A, (ICE LIBOR USD 1 Month + 0.98%), 3.29%, 11/14/2035 (e) (aa)	2,500	2,500
BX Commercial Mortgage Trust, Series 2018-IND, Class A, (ICE LIBOR USD 1 Month + 0.75%), 3.21%, 11/15/2035 (e) (aa)	3,694	3,671
GPMT Ltd., (Cayman Islands), Series 2018-FL1, Class A, (ICE LIBOR USD 1 Month + 0.90%), 3.38%, 11/21/2035 (e) (aa)	1,500	1,500
VMC Finance LLC, Series 2018-FL2, Class A, (ICE LIBOR USD 1 Month + 0.92%), 3.39%, 10/15/2035 (e) (aa)	2,500	2,494

Total Commercial Mortgage-Backed Securities (Cost $10,191)		10,165

Corporate Bonds — 19.5%

Basic Materials — 0.0% (g)

Chemicals — 0.0% (g)
Incitec Pivot Finance LLC, Reg. S, 6.00%, 12/10/2019	200	204

Forest Products & Paper — 0.0% (g)
Georgia-Pacific LLC, 5.40%, 11/01/2020 (e)	200	208

Total Basic Materials		412

Communications — 1.7%
Internet — 0.3%
eBay, Inc., (ICE LIBOR USD 3 Month + 0.48%), 3.02%, 08/01/2019 (aa)	3,700	3,697

Media — 0.4%
Charter Communications Operating LLC / Charter Communications Operating Capital, 3.58%, 07/23/2020	1,200	1,199
Discovery Communications LLC, 2.20%, 09/20/2019	200	198
NBCUniversal Enterprise, Inc., (ICE LIBOR USD 3 Month + 0.40%), 3.20%, 04/01/2021 (e) (aa)	1,000	990
Time Warner Cable LLC, 8.25%, 04/01/2019	1,810	1,830

		4,217

SEE NOTES TO FINANCIAL STATEMENTS.

DECEMBER 31, 2018	SIX CIRCLES TRUST	23

Six Circles Tax Aware Ultra Short Duration Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF DECEMBER 31, 2018 (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued

Telecommunications — 1.0%
America Movil SAB de CV, (Mexico), 5.00%, 03/30/2020	1,992	2,027
Ooredoo International Finance Ltd., (Bermuda), Reg. S, 7.88%, 06/10/2019	1,600	1,632
Telefonica Emisiones SA, (Spain), 5.88%, 07/15/2019	3,700	3,745
Vodafone Group plc, (United Kingdom), (ICE LIBOR USD 3 Month + 0.99%), 3.43%, 01/16/2024 (aa)	3,700	3,609

		11,013

Total Communications		18,927

Consumer Cyclical — 2.2%

Airlines — 0.0% (g)
Delta Air Lines, Inc., 2.88%, 03/13/2020	200	199
Southwest Airlines Co., 2.75%, 11/06/2019	150	149

		348

Auto Manufacturers — 2.1%
BMW US Capital LLC, (ICE LIBOR USD 3 Month + 0.50%), 3.12%, 08/13/2021 (e) (aa)	3,700	3,665
Daimler Finance North America LLC, (ICE LIBOR USD 3 Month + 0.39%), 2.97%, 05/04/2020 (e) (aa)	3,700	3,679
Ford Motor Credit Co. LLC,
2.34%, 11/02/2020	800	770
2.43%, 06/12/2020	200	195
(ICE LIBOR USD 3 Month + 0.43%), 2.99%, 11/02/2020 (aa)	1,200	1,166
(ICE LIBOR USD 3 Month + 1.00%), 3.41%, 01/09/2020 (aa)	1,000	990
General Motors Financial Co., Inc.,
(ICE LIBOR USD 3 Month + 0.93%), 3.37%, 04/13/2020 (aa)	1,000	994
3.50%, 07/10/2019	3,200	3,199
Harley-Davidson Financial Services, Inc., 2.15%, 02/26/2020 (e)	1,500	1,477
Hyundai Capital America,
2.60%, 03/19/2020 (e)	500	493
(ICE LIBOR USD 3 Month + 0.80%), 3.61%, 04/03/2020 (e) (aa)	100	100
Reg. S, (ICE LIBOR USD 3 Month + 0.82%), 3.60%, 03/12/2021 (aa)	2,645	2,624
Nissan Motor Acceptance Corp.,
(ICE LIBOR USD 3 Month + 0.65%), 3.09%, 07/13/2022 (e) (aa)	1,700	1,653
(ICE LIBOR USD 3 Month + 0.52%), 3.31%, 03/15/2021 (e) (aa)	200	197
(ICE LIBOR USD 3 Month + 0.69%), 3.50%, 09/28/2022 (e) (aa)	2,020	1,957
Volkswagen Group of America Finance LLC, 2.13%, 05/23/2019 (e)	200	199

		23,358

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)

Auto Parts & Equipment — 0.1%
ZF North America Capital, Inc., 4.00%, 04/29/2020 (e)	600	597

Total Consumer Cyclical		24,303

Consumer Non-cyclical — 3.4%

Agriculture — 0.3%
BAT Capital Corp., (ICE LIBOR USD 3 Month + 0.88%), 3.50%, 08/15/2022 (aa)	3,500	3,465
Reynolds American, Inc., 8.13%, 06/23/2019	200	204

		3,669

Commercial Services — 1.5%
Central Nippon Expressway Co. Ltd., (Japan),
Reg. S, 2.36%, 05/28/2021	10,000	9,766
Reg. S, (ICE LIBOR USD 3 Month + 0.56%), 3.12%, 11/02/2021 (aa)	3,900	3,869
Equifax, Inc., (ICE LIBOR USD 3 Month + 0.87%), 3.49%, 08/15/2021 (aa)	3,090	3,055

		16,690

Healthcare — Services — 0.3%
Dignity Health, 2.64%, 11/01/2019	3,100	3,082

Pharmaceuticals — 1.3%
Bayer US Finance II LLC, (ICE LIBOR USD 3 Month + 1.01%), 3.80%, 12/15/2023 (e) (aa)	3,700	3,542
CVS Health Corp., 3.13%, 03/09/2020	3,700	3,693
Mylan NV, (Netherlands), 2.50%, 06/07/2019	3,900	3,881
Shire Acquisitions Investments Ireland DAC, (Ireland), 1.90%, 09/23/2019	3,215	3,170

		14,286

Total Consumer Non-cyclical		37,727

Diversified — 0.0% (g)

Holding Companies — 0.0% (g)
CK Hutchison International 17 II Ltd., (Cayman Islands), 2.25%, 09/29/2020 (e)	200	197

Energy — 1.7%

Coal — 0.0% (g)
China Shenhua Overseas Capital Co. Ltd., (British Virgin Islands), Reg. S, 3.13%, 01/20/2020	500	497

Oil & Gas — 1.3%
CNOOC Finance 2015 Australia Pty Ltd., (Australia), 2.63%, 05/05/2020	1,200	1,188
Encana Corp., (Canada), 6.50%, 05/15/2019	2,300	2,324
EQT Corp., 8.13%, 06/01/2019	200	203

SEE NOTES TO FINANCIAL STATEMENTS.

24	SIX CIRCLES TRUST	DECEMBER 31, 2018

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued

Oil & Gas — continued
ONGC Videsh Ltd., (India), Reg. S, 3.25%, 07/15/2019	200	200
Petroleos Mexicanos, (Mexico), 8.00%, 05/03/2019	3,100	3,134
Petronas Capital Ltd., (Malaysia), 5.25%, 08/12/2019 (e)	3,000	3,035
Petronas Global Sukuk Ltd., (Malaysia), Reg. S, 2.71%, 03/18/2020	200	199
Sinopec Group Overseas Development 2016 Ltd., (British Virgin Islands), 2.13%, 05/03/2019 (e)	3,700	3,687

		13,970

Pipelines — 0.4%
Enbridge, Inc., (Canada), (ICE LIBOR USD 3 Month + 0.40%), 2.81%, 01/10/2020 (aa)	3,500	3,488
Florida Gas Transmission Co. LLC,
5.45%, 07/15/2020 (e)	500	515
7.90%, 05/15/2019 (e)	200	203

		4,206

Total Energy		18,673

Financial — 7.8%

Banks — 5.3%
Aozora Bank Ltd., (Japan), Reg. S, 2.75%, 03/09/2020	200	198
Banco Santander Chile, (Chile), (ICE LIBOR USD 3 Month + 1.20%), 3.91%, 11/28/2021 (aa)	3,200	3,226
Barclays plc, (United Kingdom), 2.75%, 11/08/2019	3,900	3,872
Dexia Credit Local SA, (France),
2.25%, 02/18/2020 (e)	400	397
2.50%, 01/25/2021 (e)	3,700	3,679
Reg. S, 1.88%, 03/28/2019	10,700	10,678
Goldman Sachs Group, Inc. (The), (ICE LIBOR USD 3 Month + 0.73%), 3.55%, 12/27/2020 (aa)	3,700	3,685
HSBC Holdings plc, (United Kingdom), (ICE LIBOR USD 3 Month + 0.60%), 3.24%, 05/18/2021 (aa)	900	887
Lloyds Bank plc, (United Kingdom), 5.80%, 01/13/2020 (e)	500	512
Mitsubishi UFJ Financial Group, Inc., (Japan), (ICE LIBOR USD 3 Month + 0.79%), 3.28%, 07/25/2022 (aa)	3,700	3,658
Mizuho Financial Group, Inc., (Japan), (ICE LIBOR USD 3 Month + 0.88%), 3.65%, 09/11/2022 (aa)	3,700	3,675
Morgan Stanley,
(ICE LIBOR USD 3 Month + 0.93%), 3.40%, 07/22/2022 (aa)	1,000	986
(ICE LIBOR USD 3 Month + 0.80%), 3.41%, 02/14/2020 (aa)	1,000	1,000

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)

Banks — continued
Nordea Bank Abp, (Finland), (ICE LIBOR USD 3 Month + 0.94%), 3.65%, 08/30/2023 (e) (aa)	200	198
QNB Finance Ltd., (Cayman Islands), Reg. S, (ICE LIBOR USD 3 Month + 1.35%), 4.06%, 05/31/2021 (aa)	200	201
Royal Bank of Scotland Group plc, (United Kingdom), 6.40%, 10/21/2019	3,200	3,267
Santander UK plc, (United Kingdom), 2.38%, 03/16/2020	200	198
Standard Chartered plc, (United Kingdom),
(ICE LIBOR USD 3 Month + 1.13%), 3.77%, 08/19/2019 (e) (aa)	2,800	2,812
2.10%, 08/19/2019 (e)	900	892
State Bank of India, (India), Reg. S, (ICE LIBOR USD 3 Month + 0.95%), 3.36%, 04/06/2020 (aa)	2,400	2,401
Sumitomo Mitsui Financial Group, Inc., (Japan), (ICE LIBOR USD 3 Month + 0.78%), 3.21%, 07/12/2022 (aa)	3,700	3,679
Sumitomo Mitsui Trust Bank Ltd., (Japan), 2.05%, 03/06/2019 (e)	3,700	3,694
UBS Group Funding Switzerland AG, (Switzerland), (ICE LIBOR USD 3 Month + 1.78%), 4.22%, 04/14/2021 (e) (aa)	3,700	3,759

		57,554

Diversified Financial Services — 1.7%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust, (Ireland),
3.75%, 05/15/2019	3,200	3,200
4.25%, 07/01/2020	400	401
Air Lease Corp., 3.38%, 01/15/2019	3,700	3,700
Aircastle Ltd., (Bermuda), 5.50%, 02/15/2022	1,450	1,484
BOC Aviation Ltd., (Singapore),
(ICE LIBOR USD 3 Month + 1.05%), 3.61%, 05/02/2021 (e) (aa)	200	201
Reg. S, 2.38%, 09/15/2021	2,500	2,410
Mitsubishi UFJ Lease & Finance Co. Ltd., (Japan), Reg. S, 2.75%, 10/21/2020	2,500	2,452
Nomura Holdings, Inc., (Japan),
2.75%, 03/19/2019	600	599
6.70%, 03/04/2020	200	208
OMX Timber Finance Investments I LLC, 5.42%, 10/31/2019 (e)	200	203
Synchrony Financial, 3.00%, 08/15/2019	3,900	3,873

		18,731

Insurance — 0.3%
AIA Group Ltd., (Hong Kong), (ICE LIBOR USD 3 Month + 0.52%), 3.31%, 09/20/2021 (e) (aa)	3,700	3,682

SEE NOTES TO FINANCIAL STATEMENTS.

DECEMBER 31, 2018	SIX CIRCLES TRUST	25

Six Circles Tax Aware Ultra Short Duration Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF DECEMBER 31, 2018 (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued

Real Estate — 0.5%
Qatari Diar Finance Co., (Qatar), Reg. S, 5.00%, 07/21/2020	5,000	5,093
Sinochem Overseas Capital Co. Ltd., (British Virgin Islands), Reg. S, 4.50%, 11/12/2020	200	203

		5,296

Savings & Loans — 0.0% (g)
Nationwide Building Society, (United Kingdom), Reg. S, 2.35%, 01/21/2020	200	198

Total Financial		85,461

Industrial — 0.4%

Aerospace/Defense — 0.1%
Harris Corp., (ICE LIBOR USD 3 Month + 0.48%), 3.00%, 04/30/2020 (aa)	200	199
United Technologies Corp., (ICE LIBOR USD 3 Month + 0.65%), 3.28%, 08/16/2021 (aa)	600	598

		797

Building Materials — 0.0% (g)
Holcim US Finance Sarl & Cie SCS, (Luxembourg), Reg. S, 6.00%, 12/30/2019	250	256

Machinery — Construction & Mining — 0.0% (g)
Doosan Infracore Co. Ltd., (South Korea), Reg. S, 2.38%, 11/21/2019	200	199

Machinery — Diversified — 0.0% (g)
CNH Industrial Capital LLC, 3.38%, 07/15/2019	200	199

Miscellaneous Manufactur — 0.1%
General Electric Co., 6.00%, 08/07/2019	975	986

Trucking & Leasing — 0.2%
Aviation Capital Group LLC, 2.88%, 01/20/2022 (e)	1,000	967
GATX Corp., (ICE LIBOR USD 3 Month + 0.72%), 3.30%, 11/05/2021 (aa)	500	494

		1,461

Total Industrial		3,898

Technology — 1.2%

Computers — 0.7%
Dell International LLC / EMC Corp., 3.48%, 06/01/2019 (e)	3,700	3,690
DXC Technology Co., (ICE LIBOR USD 3 Month + 0.95%), 3.69%, 03/01/2021 (aa)	2,300	2,297
NetApp, Inc., 2.00%, 09/27/2019	960	949

		6,936

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)

Semiconductors — 0.5%
Broadcom Corp. / Broadcom Cayman Finance Ltd., 2.38%, 01/15/2020	4,500	4,443
KLA-Tencor Corp., 3.38%, 11/01/2019	1,000	999

		5,442

Software — 0.0% (g)
VMware, Inc., 2.30%, 08/21/2020	200	196

Total Technology		12,574

Utilities — 1.1%

Electric — 1.1%
Chugoku Electric Power Co., Inc. (The), (Japan), Reg. S, 2.70%, 03/16/2020	3,150	3,126
Exelon Generation Co. LLC, 5.20%, 10/01/2019	2,000	2,026
Iberdrola Finance Ireland DAC, (Ireland), 5.00%, 09/11/2019 (e)	200	202
NextEra Energy Capital Holdings, Inc., (ICE LIBOR USD 3 Month + 0.40%), 3.11%, 08/21/2020 (aa)	3,700	3,694
Sempra Energy, (ICE LIBOR USD 3 Month + 0.25%), 2.69%, 07/15/2019 (aa)	700	698
Southern Co. (The), (ICE LIBOR USD 3 Month + 0.49%), 3.10%, 02/14/2020 (e) (aa)	1,900	1,897

Total Utilities		11,643

Total Corporate Bonds (Cost $214,795)		213,815

Foreign Government Securities — 1.6%
Development Bank of Japan, Inc., (Japan), Reg. S, (ICE LIBOR USD 3 Month + 0.24%), 2.75%, 01/28/2020 (aa)	1,200	1,201
Export-Import Bank of India, (India),
Reg. S, 2.75%, 08/12/2020	200	197
Reg. S, (ICE LIBOR USD 3 Month + 1.00%), 3.65%, 08/21/2022 (aa)	3,700	3,698
Export-Import Bank of Korea, (South Korea), (ICE LIBOR USD 3 Month + 0.58%), 3.31%, 06/01/2021 (aa)	6,300	6,298
Japan Bank for International Cooperation, (Japan),
(ICE LIBOR USD 3 Month + 0.39%), 2.86%, 07/21/2020 (aa)	3,700	3,713
(ICE LIBOR USD 3 Month + 0.48%), 3.22%, 06/01/2020 (aa)	2,300	2,312
Japan Finance Organization for Municipalities, (Japan), Reg. S, 2.13%, 03/06/2019	500	499

Total Foreign Government Securities (Cost $17,943)		17,918

SEE NOTES TO FINANCIAL STATEMENTS.

26	SIX CIRCLES TRUST	DECEMBER 31, 2018

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)
Mortgage-Backed Securities — 2.8%
FNMA Pool, Single Family, 15 years,
3.50%, 04/01/2033	949	961
3.50%, 11/01/2033	15,750	15,943
3.50%, 01/01/2034	13,700	13,867

Total Mortgage-Backed Securities (Cost $30,485)		30,771

Municipal Bonds — 63.5% (t)

Alabama — 0.1%
Alabama 21st Century Authority, Tobacco, Series A, Rev., 5.00%, 06/01/2019	500	506
County of Jefferson, Series A, GO, 5.00%, 04/01/2020	500	518

		1,024

Alaska — 1.2%
Alaska Housing Finance Corp., Series D, Rev., VRDO, 1.68%, 01/07/2019 (z)	4,100	4,100
Alaska Housing Finance Corp., Governmental Purpose, Series B, Rev., VRDO, 1.72%, 01/07/2019 (z)	4,120	4,120
Alaska Housing Finance Corp., Home Mortgage, Series B, Rev., VRDO, 1.65%, 01/07/2019 (z)	2,400	2,400
City of Valdez, Exxon Pipeline Co. Project, Rev., VRDO, 1.68%, 01/02/2019 (z)	2,000	2,000
City of Valdez, Marine Terminal, Exxon Mobil Project, Rev., VRDO, 1.68%, 01/02/2019 (z)	220	220

		12,840

Arizona — 2.1%
Arizona Health Facilities Authority, Banner Health Obligated Group,
Series B, Rev., VRDO, LOC: Bank of Tokyo-Mitsubishi UFJ Ltd., 1.75%, 01/02/2019 (z)	3,000	3,000
Series G, Rev., VRDO, LOC: Wells Fargo Bank NA, 1.73%, 01/07/2019 (z)	4,420	4,420
Arizona Health Facilities Authority, Dignity Health Obligated Group, Series B, Rev., VRDO, LOC: Barclays Bank plc, 1.70%, 01/07/2019 (z)	5,000	5,000
Arizona Transportation Board, Maricopa County Regional Area, Rev., 5.00%, 07/01/2019	2,385	2,423
City of Phoenix, Civic Improvement Corp.,
Rev., AMT, 5.00%, 07/01/2020	620	648
Rev., 5.00%, 07/01/2020	1,000	1,047
Rev., AMT, 5.00%, 07/01/2021	1,750	1,875
Industrial Development Authority of the City of Phoenix (The), Mayo Clinic Arizona, Series A, Rev., VRDO, 1.65%, 01/02/2019 (z)	4,150	4,150

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)

Arizona — continued
Maricopa County Industrial Development Authority, Scottsdale Healthcare Hospitals Obligated Group, Series A, Rev., 5.00%, 09/01/2021 (w)	725	780

		23,343

California — 1.5%
ABAG Finance Authority for Nonprofit Corps, Lakeside Village Apartments, Series A, Rev., VRDO, LOC: FHLMC, LIQ: FHLMC, 1.39%, 01/07/2019 (z)	400	400
Bay Area Toll Authority, Series B2, Rev., VRDO, LOC: Sumitomo Mitsui Banking Corp., 1.29%, 01/07/2019 (z)	1,200	1,200
Bay Area Toll Authority, Toll Bridge, San Francisco Bay Area, Series D2, Rev., VRDO, LOC: Bank of America NA, 1.26%, 01/07/2019 (z)	500	500
California Health Facilities Financing Authority, Kaiser Permanente, Series C, Rev., VRDO, 1.62%, 01/07/2019 (z)	800	800
City of Riverside, Electric Revenue, Series A, Rev., VRDO, LOC: Barclays Bank plc, 1.38%, 01/07/2019 (z)	400	400
Golden State Tobacco Securitization Corp., Series A1, Rev., 5.00%, 06/01/2021	400	426
Los Angeles Department of Water & Power, Power System Revenue,
Series B3, Rev., VRDO, 1.30%, 01/02/2019 (z)	3,800	3,800
Series B7, Rev., VRDO, 1.25%, 01/07/2019 (z)	3,800	3,800
Series B5, Rev., VRDO, 1.28%, 01/07/2019 (z)	600	600
Metropolitan Water District of Southern California, Series A2, Rev., VRDO, 1.27%, 01/07/2019 (z)	450	450
Santa Clara County Financing Authority, Multiple Facilities Projects, Series M, Rev., VRDO, LOC: Bank of America NA, 1.51%, 01/07/2019 (z)	1,650	1,650
Santa Clara Valley Transportation Authority, Sales Tax, Series B, Rev., VRDO, 1.40%, 01/07/2019 (z)	1,750	1,750
State of California, Series B3, GO, VRDO, LOC: Sumitomo Mitsui Banking Corp., 1.38%, 01/07/2019 (z)	500	500

		16,276

Colorado — 2.0%
City & County of Denver, Airport System Revenue, Series A, Rev., AMT, 5.00%, 11/15/2021	2,000	2,161

SEE NOTES TO FINANCIAL STATEMENTS.

DECEMBER 31, 2018	SIX CIRCLES TRUST	27

Six Circles Tax Aware Ultra Short Duration Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF DECEMBER 31, 2018 (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued

Colorado — continued
Colorado Educational & Cultural Facilities Authority, Nature Conservancy (The), Rev., VRDO, 1.72%, 01/07/2019 (z)	2,050	2,050
Colorado Health Facilities Authority, Sisters of Charity of Leavenworth Health System, Inc.,
Series B, Rev., VRDO, LIQ: Wells Fargo Bank NA, 1.75%, 01/07/2019 (z)	300	300
Series C, Rev., VRDO, 1.71%, 01/07/2019 (z)	7,755	7,755
Colorado Housing & Finance Authority, Adjusted Single Family Mortgage, Series I, Rev., VRDO, LOC: Sumitomo Mitsui Banking Corp., 1.75%, 01/07/2019 (z)	770	770
University of Colorado Hospital Authority, Health Obligated Group,
Series B1, Rev., VRDO, 1.70%, 01/07/2019 (z)	4,600	4,600
Series B2, Rev., VRDO, 1.70%, 01/07/2019 (z)	4,400	4,400

		22,036

Connecticut — 1.4%
Connecticut Housing Finance Authority,
Series B3, Rev., VRDO, 1.70%, 01/07/2019 (z)	280	280
Series B4, Rev., VRDO, 1.67%, 01/07/2019 (z)	3,500	3,500
Series F3, Rev., VRDO, 1.70%, 01/07/2019 (z)	10,000	10,000
Connecticut State Health & Educational Facilities Authority, Covenant Retirement Communities Obligated Group, Series B, Rev., 5.00%, 12/01/2020	1,000	1,051

		14,831

District of Columbia — 0.6%
District of Columbia, Georgetown University, Series B1, Rev., VRDO, LOC: Bank of America NA, 1.70%, 01/07/2019 (z)	400	400
Metropolitan Washington Airports Authority,
Series A, Rev., AMT, 4.00%, 10/01/2020	1,500	1,546
Series C2, Rev., VRDO, LOC: Sumitomo Mitsui Banking Corp., 1.67%, 01/07/2019 (z)	2,075	2,075
Series D2, Rev., VRDO, LOC: TD Bank NA, 1.72%, 01/02/2019 (z)	2,835	2,835

		6,856

Florida — 4.2%
City of Gainesville, Utilities System Revenue,
Series A, Rev., 5.00%, 10/01/2021	1,400	1,516
Series B, Rev., VRDO, 1.76%, 01/07/2019 (z)	5,730	5,730

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)

Florida — continued
City of Orlando, Capital Improvement,
Series B, Rev., 4.00%, 10/01/2020	500	519
Series B, Rev., 5.00%, 10/01/2021	775	840
County of Hillsborough, Community Investment Tax Revenue, Rev., 5.00%, 11/01/2019	5,000	5,128
Florida Atlantic University Finance Corp., Rev., 5.00%, 07/01/2021 (w)	880	943
Highlands County Health Facilities Authority, Adventist Health System/Sunbelt Obligated Group, Series A, Rev., VRDO, 1.71%, 01/07/2019 (z)	4,000	4,000
JEA, Water & Sewer System Revenue, Series A2, Rev., VRDO, LOC: Sumitomo Mitsui Banking Corp., 1.70%, 01/07/2019 (z)	300	300
Orlando Utilities Commission,
Series 1, Rev., VRDO, 1.71%, 01/07/2019 (z)	6,000	6,000
Series 2, Rev., VRDO, 1.72%, 01/07/2019 (z)	7,400	7,400
Sarasota County Public Hospital District, Memorial Hospital, Obligated Group, Series B, Rev., VRDO, LOC: Wells Fargo Bank NA, 1.68%, 01/07/2019 (z)	3,000	3,000
State of Florida, Board Education Lottery Revenue, Series A, Rev., 5.00%, 07/01/2019	5,000	5,080
State of Florida, Board Education Public Education Refunding Capital Outlay, Series A, GO, 5.00%, 06/01/2019	5,000	5,067

		45,523

Georgia — 1.5%
Municipal Electric Authority of Georgia,
Series B, Rev., VRDO, LOC: Barclays Bank plc, 1.70%, 01/07/2019 (z)	7,560	7,560
Series B, Rev., VRDO, LOC: Bank of Tokyo-Mitsubishi UFJ Ltd., 1.83%, 01/07/2019 (z)	200	200
Private Colleges & Universities Authority, Emory University,
Series B1, Rev., VRDO, 1.65%, 01/07/2019 (z)	2,295	2,295
Series C1, Rev., VRDO, 1.73%, 01/07/2019 (z)	5,400	5,400
Series C4, Rev., VRDO, 1.70%, 01/07/2019 (z)	600	600

		16,055

Idaho — 0.2%
Idaho Health Facilities Authority, Trinity Health Corp. Obligated Group, Series D, Rev., 5.00%, 12/01/2020	2,500	2,646

SEE NOTES TO FINANCIAL STATEMENTS.

28	SIX CIRCLES TRUST	DECEMBER 31, 2018

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued

Illinois — 2.5%
Chicago Midway International Airport, Series A, Rev., AMT, 5.00%, 01/01/2021	2,580	2,719
Fountaindale Public Library District, GO, 5.00%, 02/01/2021	1,050	1,108
Illinois Finance Authority, Illinois St Clean Water Initiative, Rev., 5.00%, 07/01/2019	3,340	3,393
Illinois Finance Authority, Northwestern Memorial Healthcare Obligated Group, Series A2, Rev., VRDO, 1.63%, 01/02/2019 (z)	2,200	2,200
Illinois Finance Authority, Northwestern University, Series C, Rev., VRDO, 1.76%, 01/07/2019 (z)	3,500	3,500
Illinois Finance Authority, University of Chicago (The), Series C, Rev., VRDO, 1.67%, 01/07/2019 (z)	1,955	1,955
Illinois State Toll Highway Authority,
Series A-1B, Rev., VRDO, LOC: Bank of America NA, 1.74%, 01/07/2019 (z)	7,000	7,000
Series A-2B, Rev., LOC: PNC Bank NA, 1.64%, 07/01/2030 (z)	3,000	3,000
Series A-2C, Rev., VRDO, LOC: Landesbank Hessen-Thueringen, 1.78%, 01/07/2019 (z)	3,100	3,100

		27,975

Indiana — 2.2%
Indiana Finance Authority, Ascension Health Credit Group, Rev., VRDO, 1.70%, 01/07/2019 (z)	3,770	3,770
Indiana Finance Authority, Indiana University Health, Inc., Obligated Group,
Series B, Rev., VRDO, LOC: TD Bank NA, 1.65%, 01/07/2019 (z)	10,460	10,460
Series C, Rev., VRDO, LOC: Northern Trust Co., 1.65%, 01/07/2019 (z)	8,500	8,500
Indiana Health Facility Financing Authority, Ascension Health Credit Group, Series A2, Rev., VRDO, 1.70%, 01/07/2019 (z)	1,200	1,200
Purdue University, Student Facilities System, Series C, Rev., VRDO, 1.68%, 01/07/2019 (z)	200	200

		24,130

Iowa — 0.0% (g)
Iowa Finance Authority, Trinity Health Corp. Obligated Group, Series D, Rev., VRDO, 1.73%, 01/07/2019 (z)	100	100

Louisiana — 0.2%
Consolidated Government of the City of Baton Rouge & Parish of East Baton Rouge, Exxon Mobil Corp. Project, Rev., VRDO, 1.68%, 01/02/2019 (z)	2,600	2,600

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)

Maryland — 1.3%
County of Montgomery, Consolidated Public Improvement, Series A, GO, 5.00%, 11/01/2020	8,000	8,455
County of Prince George’s, Consolidated Public Improvement, Series A, GO, 5.00%, 07/15/2019	2,455	2,498
Maryland State Transportation Authority, Baltimore Washington International Airport, Rev., AMT, 5.00%, 03/01/2019	400	402
State of Maryland,
Series A, GO, 5.00%, 03/01/2019	875	880
Series E, GO, 5.00%, 08/01/2019	1,450	1,477

		13,712

Massachusetts — 6.0%
Commonwealth of Massachusetts,
Series B, GO, 5.00%, 08/01/2019	4,440	4,523
Series C, GO, VRDO, 1.67%, 01/07/2019 (z)	7,000	7,000
Commonwealth of Massachusetts, Central Artery, Series A, GO, VRDO, 1.71%, 01/07/2019 (z)	1,625	1,625
Massachusetts Bay Transportation Authority, Series A2, Rev., VRDO, 1.71%, 01/07/2019 (z)	6,695	6,695
Massachusetts Bay Transportation Authority, General Transportation System, Series A2, Rev., VRDO, 1.75%, 01/07/2019 (z)	100	100
Massachusetts Bay Transportation Authority,Series A1, Rev., VRDO, 1.75%, 01/07/2019 (z)	2,000	2,000
Massachusetts Development Finance Agency, Partners Healthcare System, Inc.,
Series K1, Rev., VRDO, 1.64%, 01/07/2019 (z)	5,700	5,700
Series K2, Rev., VRDO, 1.65%, 01/07/2019 (z)	18,360	18,360
Massachusetts Educational Financing Authority,
Series A, Rev., AMT, 5.00%, 01/01/2021	3,150	3,312
Series J, Rev., AMT, 5.00%, 07/01/2020	400	416
Massachusetts Health & Educational Facilities Authority, Museum of Fine Arts, Series A1, Rev., VRDO, 1.60%, 01/02/2019 (z)	650	650
Massachusetts Health & Educational Facilities Authority, Partners Healthcare System, Inc., Series F3, Rev., VRDO, LOC: TD Bank NA, 1.67%, 01/07/2019 (z)	2,000	2,000
Massachusetts Health & Educational Facilities Authority, Tufts University, Series N1, Rev., VRDO, 1.62%, 01/02/2019 (z)	8,700	8,700

SEE NOTES TO FINANCIAL STATEMENTS.

DECEMBER 31, 2018	SIX CIRCLES TRUST	29

Six Circles Tax Aware Ultra Short Duration Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF DECEMBER 31, 2018 (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued

Massachusetts — continued
Massachusetts Water Resources Authority,
Series A2, Rev., VRDO, 1.68%, 01/07/2019 (z)	1,540	1,540
Series A3, Rev., VRDO, 1.69%, 01/07/2019 (z)	2,995	2,995
University of Massachusetts Building Authority, Series 1, Rev., VRDO, 1.67%, 01/07/2019 (z)	400	400

		66,016

Michigan — 2.7%
Michigan Finance Authority, Clean Water Revolving Fund, Series B, Rev., 4.00%, 10/01/2020	7,515	7,803
Michigan Finance Authority, Great Lakes Water Authority Water Supply System Revenue, Local Government Loan Program, Series D1, Rev., AGM, 5.00%, 07/01/2020	2,700	2,816
Michigan Finance Authority, Hospital Project, Ascension Health Credit Group, Rev., VRDO, 1.75%, 01/07/2019 (z)	2,275	2,275
University of Michigan,
Series A, Rev., VRDO, 1.60%, 01/02/2019 (z)	7,480	7,480
Series A, Rev., VRDO, 1.71%, 01/07/2019 (z)	8,380	8,380
Series B, Rev., VRDO, 1.64%, 01/02/2019 (z)	300	300
Series D2, Rev., VRDO, 1.61%, 01/07/2019 (z)	970	970

		30,024

Minnesota — 0.2%
City of Rochester, Health Care Facilities, Mayo Clinic, Rev., VRDO, 1.73%, 01/07/2019 (z)	500	500
County of Hennepin, Series B, GO, VRDO, 1.70%, 01/07/2019 (z)	1,340	1,340

		1,840

Mississippi — 1.4%
Mississippi Business Finance Corp., Chevron USA, Inc.,
Series A, Rev., VRDO, 1.69%, 01/07/2019 (z)	510	510
Series C, Rev., VRDO, 1.78%, 01/07/2019 (z)	1,400	1,400
Series D, Rev., VRDO, 1.78%, 01/07/2019 (z)	300	300
Series E, Rev., VRDO, 1.69%, 01/02/2019 (z)	4,300	4,300
Series F, Rev., VRDO, 1.70%, 01/07/2019 (z)	275	275

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)

Mississippi — continued
Mississippi Business Finance Corp., Chevron USA, Inc. Project,
Series A, Rev., VRDO, 1.61%, 01/02/2019 (z)	2,400	2,400
Series B, Rev., VRDO, 1.66%, 01/02/2019 (z)	5,000	5,000
Series E, Rev., VRDO, 1.66%, 01/02/2019 (z)	1,000	1,000

		15,185

Missouri — 0.7%
City of St Louis, Airport Revenue, Rev., AGM, AMT, 4.00%, 07/01/2020	1,500	1,539
Health & Educational Facilities Authority of the State of Missouri, Washington University (The), Series C, Rev., VRDO, 1.58%, 01/02/2019 (z)	1,100	1,100
Missouri Development Finance Board, Nelson Gallery Foundation (The), Series A, Rev., VRDO, 1.71%, 01/02/2019 (z)	5,000	5,000

		7,639

Nevada — 0.6%
Clark County School District, Series B, GO, 5.00%, 06/15/2019	480	487
County of Clark Department of Aviation, Series D, Rev., VRDO, LOC: Wells Fargo Bank NA, 1.68%, 01/07/2019 (z)	6,000	6,000

		6,487

New Hampshire — 1.3%
New Hampshire Health and Education Facilities Authority Act, Trustees of Dartmouth College, Series B, Rev., VRDO, 1.66%, 01/02/2019 (z)	6,000	6,000
New Hampshire Health and Education Facilities Authority Act, University System of New Hampshire,
Series A1, Rev., VRDO, 1.70%, 01/02/2019 (z)	3,000	3,000
Series B, Rev., VRDO, 1.70%, 01/02/2019 (z)	5,675	5,675

		14,675

New Jersey — 0.5%
New Jersey Sports & Exposition Authority,
Series A, Rev., 5.00%, 09/01/2020	1,000	1,041
Series A, Rev., 5.00%, 09/01/2021	4,000	4,245
New Jersey Transit Corp., Series A, Rev., GAN, 5.00%, 09/15/2019	500	511

		5,797

SEE NOTES TO FINANCIAL STATEMENTS.

30	SIX CIRCLES TRUST	DECEMBER 31, 2018

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued

New York — 11.3%
City of New York,
Series 1, GO, 5.00%, 08/01/2019	5,000	5,094
Series G4, GO, VRDO, LIQ: Barclays Bank plc, 1.70%, 01/07/2019 (z)	425	425
City of New York, Fiscal Year 2017, Series A4, GO, VRDO, LOC: Citibank NA, 1.72%, 01/07/2019 (z)	2,000	2,000
City of New York, Fiscal Year 2018,
Series B4, GO, VRDO, 1.72%, 01/02/2019 (z)	100	100
Series B5, GO, VRDO, 1.72%, 01/02/2019 (z)	8,500	8,500
Metropolitan Transportation Authority,
Series A1, Rev., VRDO, LOC: TD Bank NA, 1.73%, 01/02/2019 (z)	5,220	5,220
Series A2, Rev., BAN, 4.00%, 08/15/2019	5,000	5,067
Series D2, Rev., VRDO, LOC: Landesbank Hessen-Thueringen, 1.68%, 01/02/2019 (z)	5,600	5,600
Series G2, Rev., VRDO, LOC: TD Bank NA, 1.67%, 01/07/2019 (z)	750	750
Nassau County Interim Finance Authority, Sales Tax Secured, Series A, Rev., VRDO, 1.77%, 01/07/2019 (z)	10,140	10,140
New York City Housing Development Corp., Series C4, Rev., VRDO, 1.68%, 01/07/2019 (z)	7,000	7,000
New York City Housing Development Corp., Multi-Family Mortgage, New LLC, 245 East 124th Street, Rev., VRDO, LOC: FHLMC, LIQ: FHLMC, 1.74%, 01/07/2019 (z)	8,200	8,200
New York City Housing Development Corp., Multi-Family Rental Housing, 90 Washington Street, Series A, Rev., VRDO, LOC: FNMA, LIQ: FNMA, 1.74%, 01/07/2019 (z)	600	600
New York City Housing Development Corp., Multi-Family Mortgage, Bruckner by the Bridge LLC, Series A, Rev., VRDO, LIQ: FHLMC, 1.74%, 01/07/2019 (z)	4,700	4,700
New York City Municipal Water Finance Authority, Water & Sewer System, Series F-1A, Rev., VRDO, 1.67%, 01/07/2019 (z)	6,000	6,000
New York City Municipal Water Finance Authority, Water & Sewer System, Second General Resolution, Series B, Rev., VRDO, 1.69%, 01/02/2019 (z)	4,000	4,000
New York City Municipal Water Finance Authority, Water & Sewer System, Second General Resolution, Fiscal Year 2008, Series BB2, Rev., VRDO, 1.71%, 01/02/2019 (z)	3,500	3,500

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)

New York — continued
New York City Transitional Finance Authority, Future Tax Secured Revenue,
Series B5, Rev., VRDO, 1.72%, 01/02/2019 (z)	2,000	2,000
Series F5, Rev., VRDO, LOC: Sumitomo Mitsui Banking Corp., 1.75%, 01/07/2019 (z)	7,285	7,285
New York City Transitional Finance Authority, New York City Recovery, Series 1E, Rev., VRDO, LOC: Sumitomo Mitsui Banking Corp., 1.79%, 01/07/2019 (z)	375	375
New York City Trust for Cultural Resources, Metropolitan Museum of Art (The), Series A1, Rev., VRDO, 1.62%, 01/07/2019 (z)	525	525
New York State Dormitory Authority, City University of New York (The), Consolidated Fifth, Series C, Rev., VRDO, LOC: Bank of America NA, 1.72%, 01/07/2019 (z)	1,300	1,300
New York State Dormitory Authority, School District, Financing Program, Series D, Rev., BAM, 5.00%, 10/01/2020	1,500	1,580
New York State Housing Finance Agency, Series L, Rev., VRDO, LOC: Bank of America NA, 1.67%, 01/07/2019 (z)	160	160
New York State Housing Finance Agency, Clinton Park Housing, Series A, Rev., VRDO, LIQ: FHLMC, 1.78%, 01/07/2019 (z)	200	200
New York State Housing Finance Agency, Housing Related, Taconic, Rev., VRDO, LOC: FNMA, LIQ: FNMA, 1.70%, 01/07/2019 (z)	1,220	1,220
Onondaga County Resource Recovery Agency, Series A, Rev., AGM, AMT, 5.00%, 05/01/2021	1,915	2,036
Onondaga County Trust for Cultural Resources, Syracuse University Project, Series A, Rev., VRDO, LOC: Wells Fargo Bank NA, 1.62%, 01/07/2019 (z)	1,000	1,000
Port Authority of New York & New Jersey, Consolidated One Hundred Eighty, Rev., AMT, 5.00%, 09/01/2021	3,060	3,293
Triborough Bridge & Tunnel Authority,
Series B2, Rev., VRDO, LOC: Citibank NA, 1.70%, 01/02/2019 (z)	5,100	5,100
Series B3, Rev., VRDO, LOC: State Street Bank & Trust Co., 1.69%, 01/02/2019 (z)	5,620	5,620
Series C, Rev., VRDO, LOC: State Street Bank & Trust Co., 1.68%, 01/02/2019 (z)	10,500	10,500
Series F, Rev., VRDO, LOC: Citibank NA, 1.70%, 01/02/2019 (z)	4,675	4,675

		123,765

SEE NOTES TO FINANCIAL STATEMENTS.

DECEMBER 31, 2018	SIX CIRCLES TRUST	31

Six Circles Tax Aware Ultra Short Duration Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF DECEMBER 31, 2018 (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued

North Carolina — 2.1%
City of Charlotte, Water & Sewer System Revenue, Series B, Rev., VRDO, 1.66%, 01/07/2019 (z)	12,800	12,800
City of Raleigh, Combined Enterprise System Revenue, Series B, Rev., VRDO, 1.78%, 01/07/2019 (z)	4,000	4,000
North Carolina Medical Care Commission, WakeMed Obligated Group, Series B, Rev., VRDO, LOC: Wells Fargo Bank NA, 1.66%, 01/07/2019 (z)	400	400
University of North Carolina, University Hospital at Chapel Hill,
Series A, Rev., VRDO, 1.73%, 01/07/2019 (z)	100	100
Series A, Rev., VRDO, 1.60%, 01/02/2019 (z)	2,200	2,200
Series B, Rev., VRDO, 1.60%, 01/02/2019 (z)	4,000	4,000

		23,500

Ohio — 5.3%
City of Cleveland, Airport System Revenue, Series D, Rev., VRDO, LOC: U.S. Bank NA, 1.70%, 01/07/2019 (z)	6,980	6,980
County of Lucas, Promedica Healthcare Obligated Group, Series A, Rev., 5.00%, 11/15/2019	1,000	1,023
Ohio Higher Educational Facility Commission, Hospital, Cleveland Clinic Health System Obligated Group,
Series B3, Rev., VRDO, 1.70%, 01/02/2019 (z)	3,000	3,000
Series B4, Rev., VRDO, 1.70%, 01/02/2019 (z)	6,650	6,650
Ohio State University (The),
Series B2, Rev., VRDO, 1.66%, 01/07/2019 (z)	6,725	6,725
Series B, Rev., VRDO, 1.66%, 01/07/2019 (z)	5,800	5,800
Series E, Rev., VRDO, 1.72%, 01/07/2019 (z)	3,500	3,500
Ohio Water Development Authority, Water Pollution Control Loan Fund, Series A, Rev., VRDO, LIQ: BMO Harris Bank NA, 1.68%, 01/07/2019 (z)	10,400	10,400
State of Ohio, Infrastructure Improvement,
Series A, GO, VRDO, 1.65%, 01/07/2019 (z)	13,225	13,225
Series B, GO, 5.00%, 09/01/2019	530	541

		57,844

Pennsylvania — 1.6%
City of Philadelphia, Water & Wastewater Revenue, Series B, Rev., VRDO, LOC: TD Bank NA, 1.65%, 01/07/2019 (z)	2,400	2,400

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)

Pennsylvania — continued
Commonwealth of Pennsylvania, First Series, GO, 5.00%, 08/15/2021	7,210	7,759
Delaware River Port Authority, Series B, Rev., 5.00%, 01/01/2021	3,100	3,283
Monroeville Finance Authority, UPMC Obligated Group, Rev., 5.00%, 02/15/2021	1,155	1,226
Pennsylvania Economic Development Financing Authority, UPMC Obligated Group, Series A, Rev., 4.00%, 11/15/2020	1,000	1,037
Philadelphia Authority for Industrial Development, City Service Agreement, Rebuild Project,
Rev., 5.00%, 05/01/2020	500	520
Rev., 5.00%, 05/01/2021	750	799

		17,024

Tennessee — 0.7%
Tennessee Energy Acquisition Corp.,
Series A, Rev., 5.25%, 09/01/2019	5,875	5,980
Series A, Rev., 5.25%, 09/01/2021	2,040	2,180

		8,160

Texas — 3.5%
City of Arlington, Water & Wastewater System Revenue, Series A, Rev., 2.00%, 06/01/2021	400	401
City of Garland, Texas, GO, 5.00%, 02/15/2021	1,700	1,811
City of Lubbock, GO, 5.00%, 02/15/2019	2,100	2,108
Cypress-Fairbanks Texas Independent School District, GO, PSF-GTD, 5.00%, 02/15/2021	2,465	2,621
Lower Neches Valley Authority Industrial Development Corp., Exxon Capital Ventures, Inc., Rev., VRDO, 1.68%, 01/02/2019 (z)	5,500	5,500
North Texas Tollway Authority System, First Tier, Series A, Rev., 5.00%, 01/01/2021	1,000	1,058
Northwest Independent School District, Series B, GO, PSF-GTD, 5.00%, 02/15/2021	2,000	2,128
Permanent University Fund—University of Texas System, Series A, Rev., VRDO, 1.66%, 01/07/2019 (z)	6,800	6,800
Socorro Independent School District, GO, PSF-GTD, 4.00%, 08/15/2020	3,220	3,331
State of Texas, Public Finance Authority, GO, 5.00%, 10/01/2019	5,300	5,426
State of Texas, Veterans,
GO, VRDO, LIQ: FHLB, 1.72%, 01/07/2019 (z)	2,500	2,500
Series C, GO, VRDO, 1.69%, 01/07/2019 (z)	275	275

SEE NOTES TO FINANCIAL STATEMENTS.

32	SIX CIRCLES TRUST	DECEMBER 31, 2018

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued

Texas — continued
Texas Municipal Gas Acquisition & Supply Corp. I, Series A, Rev., 5.25%, 12/15/2019	3,920	4,040

		37,999

Virginia — 2.3%
City of Richmond, Public Improvement, Series A, GO, 5.00%, 03/01/2019	510	513
County of Chesterfield, Series B, GO, 5.00%, 01/01/2021	1,430	1,520
Fairfax County Economic Development Authority, Smithsonian Institution, Series A, Rev., VRDO, 1.66%, 01/07/2019 (z)	2,300	2,300
Fairfax County Industrial Development Authority, Inova Health System Obligated Group Project, Series C, Rev., VRDO, 1.68%, 01/07/2019 (z)	10,300	10,300
Loudoun County Economic Development Authority, Howard Hughes Medical Institute,
Series B, Rev., VRDO, 1.76%, 01/07/2019 (z)	2,630	2,630
Series D, Rev., VRDO, 1.80%, 01/07/2019 (z)	200	200
Series F, Rev., VRDO, 1.72%, 01/07/2019 (z)	4,100	4,100
Norfolk Economic Development Authority, Sentara Healthcare Obligated Group, Rev., VRDO, 1.68%, 01/07/2019 (z)	500	500
Virginia Port Authority, Port Facility Refunding,
Series B, Rev., AMT, 5.00%, 07/01/2020	1,730	1,801
Series B, Rev., AMT, 5.00%, 07/01/2021	1,405	1,498

		25,362

Washington — 1.5%
Chelan County Public Utility District No 1, Series B, Rev., VRDO, 1.70%, 01/07/2019 (z)	6,000	6,000
King County Public Hospital District No 1, Valley Medical Center, GO, 4.00%, 12/01/2020	475	492
King County School District No. 412 Shoreline, GO, 5.00%, 12/01/2020	1,000	1,060
State of Washington, Motor Vehicle Fuel Tax, Series B, GO, 5.00%, 08/01/2020	4,730	4,964
State of Washington, Various Purpose, Series A, GO, 5.00%, 08/01/2019	3,870	3,942
Washington Health Care Facilities Authority, Providence Health & Service, Rev., VRDO, 1.74%, 01/07/2019 (z)	200	200

		16,658

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)

Wisconsin — 0.4%
County of Dane, Series A, GO, 3.00%, 06/01/2019	1,445	1,452
State of Wisconsin, Series B, GO, 5.00%, 05/01/2021	2,435	2,615

		4,067

Wyoming — 0.4%
County of Lincoln, Exxon Capital Ventures, Inc., Rev., VRDO, 1.68%, 01/02/2019 (z)	5,000	5,000

Total Municipal Bonds (Cost $696,543)		696,989

U.S. Government Agency Securities — 2.6%
U.S. Treasury Inflation Indexed Bonds,
0.13%, 04/15/2022	6,551	6,337
0.38%, 07/15/2023	11,682	11,422
0.63%, 04/15/2023	10,486	10,312

Total U.S. Government Agency Securities (Cost $28,036)		28,071

Short-Term Investments — 7.4%

Commercial Papers — 2.9%
CNH Industrial Capital LLC, 3.56%, 05/09/2019 (e) (n)	300	296
District of Columbia,
1.85%, 01/10/2019 (n)	5,000	5,000
1.98%, 03/04/2019 (n)	5,000	5,001
El Paso Texas, Water & Sewer Revenue, Series A, 1.79%, 02/05/2019 (n)	2,000	2,000
Honolulu Hawaii City and County, Series B1, 1.80%, 01/31/2019 (n)	5,000	5,000
Huntsville Health Care Authority, 1.83%, 03/05/2019 (n)	6,000	6,000
Massachusetts Health & Educational Facilities Authority, 1.76%, 01/17/2019 (n)	2,000	2,000
Michigan State University Board of Trustees, Series F, 1.85%, 02/04/2019 (n)	600	600
NiSource, Inc., 2.80%, 01/07/2019 (e) (n)	1,500	1,499
University of Washington, Series A, 1.79%, 02/21/2019 (n)	1,500	1,500
University of Virginia, Rector & Visitors, Series A, 1.76%, 02/05/2019 (n)	3,000	3,000

Total Commercial Papers		31,896

Municipal Bonds — 3.3%
City of Phoenix, Civic Improvement Corp., Rev., AMT, 5.00%, 07/01/2019	525	533
County of Nassau, Series A, GO, TAN, 4.00%, 03/15/2019	4,000	4,018
County of Suffolk,
GO, TAN, 5.00%, 07/24/2019	7,000	7,104
Series I, GO, TAN, 5.00%, 09/26/2019	6,300	6,428

SEE NOTES TO FINANCIAL STATEMENTS.

DECEMBER 31, 2018	SIX CIRCLES TRUST	33

Six Circles Tax Aware Ultra Short Duration Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF DECEMBER 31, 2018 (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Short-Term Investments — continued

Municipal Bonds — continued
King County Public Hospital District No. 1, Valley Medical Center, GO, 4.00%, 12/01/2019	450	458
New Jersey Sports & Exposition Authority, Series A, Rev., 4.00%, 09/01/2019	1,100	1,112
New Jersey Transportation Trust Fund Authority, Federal Highway Reimbursement, Rev., 4.00%, 06/15/2019	375	378
New Jersey Transportation Trust Fund Authority, Transportation System, Series A, Rev., 5.00%, 06/15/2019	400	405
State of Colorado, Rev., TRAN, 4.00%, 06/26/2019	1,000	1,010
State of Idaho, GO, TAN, 4.00%, 06/28/2019	4,425	4,473
State of Texas, Rev., TRAN, 4.00%, 08/29/2019	10,150	10,295
Town of Davie, Nova Southeastern University, Inc., Rev., 4.00%, 04/01/2019	300	302

Total Municipal Bonds		36,516

Repurchase Agreements — 1.0%
BNP Paribas SA, 2.95%, dated 12/31/2018, due 01/02/2018, repurchase price $4,001, collateralized by U.S. Treasury Securities, 0.00% - 2.75%, due 02/15/2020 - 08/15/2047, with a value of $4,074.	4,000	4,000

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)

Repurchase Agreements — continued
Citibank NA, 3.00%, dated 12/31/2018, due 01/02/2018, repurchase price $4,001, collateralized by U.S. Treasury Securities, 2.75%, due 09/30/2020 - 8/31/2025, with a value of $4,091.		4,000	4,000
Merrill Lynch, Pierce, Fenner & Smith, Inc., 2.95%, dated 12/31/2018, due 01/02/2019, repurchase price $3,000, collateralized by U.S. Treasury Security, 2.00%, due 09/30/2020, with a value of $3,063.		3,000	3,000

Total Repurchase Agreements			11,000

Time Deposits — 0.2%
Australia & New Zealand Banking Group Ltd., 1.77%, 01/02/2019		696	696
BNP Paribas SA, 1.77%, 01/02/2019		958	958
Brown Brothers Harriman, 0.84%, 01/02/2019	CAD	317	232
Citibank NA, 0.37%, 01/02/2019	GBP	165	210

Total Time Deposits			2,096

Total Short-Term Investments (Cost $81,488)			81,508

Total Investments — 102.7% (Cost — $1,127,486)			1,127,279

Liabilities in Excess of Other Assets — (2.7)%			(29,275)

NET ASSETS — 100.0%			$1,098,004

Percentages indicated are based on net assets.

Futures contracts outstanding as of December 31, 2018:
Exchange Traded
DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION)($)

Long Contracts

3 Month Eurodollar	34	03/2019	USD	8,261	9

3 Month Eurodollar	198	09/2019	USD	48,166	17

3 Month Eurodollar	262	12/2019	USD	63,735	30

3 Month Sterling	1,021	03/2019	GBP	161,145	(4)

3 Month Sterling	209	09/2019	GBP	32,955	(7)

Canadian Bankers’ Acceptance	12	03/2020	CAD	2,134	14

Canadian Bankers’ Acceptance	250	06/2020	CAD	44,475	290

U.S. Treasury 2 Year Note	144	03/2019	USD	30,363	210

					559

SEE NOTES TO FINANCIAL STATEMENTS.

34	SIX CIRCLES TRUST	DECEMBER 31, 2018

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION)($)

Short Contracts

3 Month Eurodollar	(262)	12/2020	USD	(63,842)	(39)

3 Month Sterling	(498)	03/2020	GBP	(78,425)	(18)

3 Month Sterling	(209)	09/2020	GBP	(32,895)	(2)

3 Month Sterling	(523)	03/2022	GBP	(82,170)	(11)

U.S. Treasury 5 Year Note	(295)	03/2019	USD	(33,299)	(534)

U.S. Treasury Ultra Bond	(29)	03/2019	USD	(4,414)	(245)

					(849)

Total unrealized appreciation (depreciation)					(290)

Forward foreign currency exchange contracts outstanding as of December 31, 2018:
CURRENCY PURCHASED		CURRENCY SOLD		COUNTERPARTY	SETTLEMENT DATE	UNREALIZED APPRECIATION (DEPRECIATION)($)
USD	131	CAD	175	Morgan Stanley & Co.	02/15/2019	3
USD	525	GBP	409	Morgan Stanley & Co.	02/15/2019	3

Total unrealized appreciation (depreciation)						6

Centrally Cleared Interest rate swap contracts outstanding as of December 31, 2018 (amounts in thousands):
FLOATING RATE INDEX (a)	FIXED RATE	PAY/RECEIVE FLOATING RATE	MATURITY DATE	NOTIONAL AMOUNT		UPFRONT PAYMENTS (RECEIPTS)($)	UNREALIZED APPRECIATION (DEPRECIATION)($)	VALUE($)
3 Month ICE LIBOR USD Quarterly	2.75% anually	Receive	12/19/2023	USD	32,200	122	(374)	(252)
FEDEF Intraday	2.75% anually	Pay	11/15/2020	USD	206,100	(83)	1,724	1,641
FEDEF Intraday	2.80% anually	Receive	11/15/2023	USD	83,700	(64)	(2,025)	(2,089)

Total						(25)	(675)	(700)

(a)	Value of floating rate index as of December 31, 2018 was as follows:

FLOATING RATE INDEX
ICE LIBOR USD 3 Month	2.40%
FEDEF	2.81%

SEE NOTES TO FINANCIAL STATEMENTS.

DECEMBER 31, 2018	SIX CIRCLES TRUST	35

Six Circles Tax Aware Ultra Short Duration Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF DECEMBER 31, 2018 (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS

ABAG	— The Association of Bay Area Governments
AGM	— Insured by Assured Guaranty Municipal Corp.
AMT	— Alternative Minimum Tax
BAM	— Insured by Build America Mutual Company
BAN	— Bond Anticipation Note
CAD	— Canadian Dollar
FEDEF	— US Federal Fund Effective Rate (Continuous Series)
FHLB	— Federal Home Loan Bank
FHLMC	— Federal Home Loan Mortgage Corp.
FNMA	— Federal National Mortgage Association
GAN	— Grant Anticipation Note
GBP	— British Pound
GNMA	— Government National Mortgage Association
GO	— General Obligation
GTD	— Guaranteed
ICE	— Intercontinental Exchange
LIBOR	— London Interbank Offered Rate
LIQ	— Liquidity Agreement
LOC	— Letter of Credit
PSF	— Permanent School Fund
REMICS	— Real Estate Mortgage Investment Conduit
Reg. S

—  Security was purchased pursuant to Regulation S under the Securities Act of 1933, as amended (the “Securities Act”), which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act, or pursuant to an exemption from registration.

USD	— United States Dollar
Rev.	— Revenue
TAN	— Tax Anticipation Note
TRAN	— Tax & Revenue Anticipation Note
VRDO	— Variable Rate Demand Obligation. The interest rate shown is the rate in effect as of December 31, 2018.
(e)

—  Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. Unless otherwise indicated, this security has been determined to be liquid under procedures established by the Board of Trustees and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(g)	— Amount rounds to less than 0.05%.
(n)	— The rate shown is the effective yield as of December 31, 2018.
(t)	— The date shown represents the earliest of the next put date or final maturity date.
(w)	— All or a portion of the security is a when-issued security, delayed delivery security, or forward commitment.
(z)

—  Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of December 31, 2018.

(aa)	— Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of December 31, 2018.

SEE NOTES TO FINANCIAL STATEMENTS.

36	SIX CIRCLES TRUST	DECEMBER 31, 2018

Six Circles U.S. Unconstrained Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF DECEMBER 31, 2018

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	SHARES	VALUE($)
Common Stocks — 99.7%

Basic Materials — 1.2%

Chemicals — 1.0%
AdvanSix, Inc. (a)	19	458
Air Products & Chemicals, Inc.	44	7,107
Albemarle Corp.	11	816
American Vanguard Corp.	16	251
Ashland Global Holdings, Inc.	5	328
Balchem Corp.	20	1,604
Cabot Corp.	11	463
Celanese Corp., Class A	22	2,019
Eastman Chemical Co.	30	2,181
Hawkins, Inc.	6	247
HB Fuller Co.	36	1,542
Ingevity Corp. (a)	26	2,199
Innophos Holdings, Inc.	13	312
Innospec, Inc.	16	1,010
International Flavors & Fragrances, Inc.	15	1,999
Koppers Holdings, Inc. (a)	13	217
Kraton Corp. (a)	20	434
Linde plc, (United Kingdom)	85	13,220
NewMarket Corp.	1	391
PolyOne Corp.	11	314
PPG Industries, Inc.	31	3,167
Quaker Chemical Corp.	9	1,525
Rayonier Advanced Materials, Inc.	32	340
Rogers Corp. (a)	11	1,130
RPM International, Inc.	21	1,216
Sensient Technologies Corp.	6	318
Sherwin-Williams Co. (The)	5	1,959
Stepan Co.	14	1,025
Valvoline, Inc.	25	480
Westlake Chemical Corp.	3	175

		48,447

Forest Products & Paper — 0.0% (g)
Clearwater Paper Corp. (a)	10	250
Domtar Corp.	18	626
Neenah, Inc.	11	634
PH Glatfelter Co.	27	263
Schweitzer-Mauduit International, Inc.	20	493

		2,266

Iron/Steel — 0.1%
AK Steel Holding Corp. (a)	193	433
Nucor Corp.	76	3,924
Reliance Steel & Aluminum Co.	13	899
Steel Dynamics, Inc.	36	1,088

		6,344

Mining — 0.1%
Century Aluminum Co. (a)	29	214
Kaiser Aluminum Corp.	12	1,078
Materion Corp.	12	559
Royal Gold, Inc.	5	439

		2,290

Total Basic Materials		59,347

SECURITY DESCRIPTION	SHARES	VALUE($)

Communications — 8.5%
Advertising — 0.1%
Interpublic Group of Cos., Inc. (The)	93	1,919
Omnicom Group, Inc.	48	3,545

		5,464

Internet — 4.5%
Amazon.com, Inc. (a)	119	178,347
Booking Holdings, Inc. (a)	13	23,070
CDW Corp.	13	1,053
Cogent Communications Holdings, Inc.	27	1,202
eBay, Inc. (a)	262	7,345
ePlus, Inc. (a)	9	622
Expedia Group, Inc.	43	4,801
F5 Networks, Inc. (a)	9	1,439
HealthStream, Inc.	16	389
Liquidity Services, Inc. (a)	17	104
New Media Investment Group, Inc.	35	400
NIC, Inc.	42	519
Perficient, Inc. (a)	21	473
QuinStreet, Inc. (a)	24	384
Shutterfly, Inc. (a)	21	837
Shutterstock, Inc.	11	409
Stamps.com, Inc. (a)	11	1,650
Symantec Corp.	93	1,766
TechTarget, Inc. (a)	14	167
VeriSign, Inc. (a)	16	2,304

		227,281

Media — 0.9%
Comcast Corp., Class A	672	22,866
EW Scripps Co. (The), Class A	35	556
FactSet Research Systems, Inc.	3	548
Gannett Co., Inc.	73	621
John Wiley & Sons, Inc., Class A	6	284
Meredith Corp.	10	510
Nexstar Media Group, Inc., Class A	4	333
Scholastic Corp.	18	736
Sinclair Broadcast Group, Inc., Class A	11	299
Walt Disney Co. (The)	163	17,882

		44,635

Telecommunications — 3.0%
8x8, Inc. (a)	59	1,069
ADTRAN, Inc.	31	335
Arista Networks, Inc. (a)	8	1,609
ATN International, Inc.	7	490
CalAmp Corp. (a)	22	289
Cincinnati Bell, Inc. (a)	31	239
Cisco Systems, Inc.	1,567	67,905
Consolidated Communications Holdings, Inc.	44	437
Extreme Networks, Inc. (a)	72	440
Finisar Corp. (a)	74	1,591
Frontier Communications Corp. (a)	66	158
Harmonic, Inc. (a)	53	252
Iridium Communications, Inc. (a)	60	1,110

SEE NOTES TO FINANCIAL STATEMENTS.

DECEMBER 31, 2018	SIX CIRCLES TRUST	37

Six Circles U.S. Unconstrained Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF DECEMBER 31, 2018 (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	SHARES	VALUE($)
Common Stocks — continued

Telecommunications — continued
Juniper Networks, Inc.	51	1,364
Motorola Solutions, Inc.	42	4,824
NETGEAR, Inc. (a)	20	1,037
Spok Holdings, Inc.	13	178
Telephone & Data Systems, Inc.	10	328
Verizon Communications, Inc.	1,089	61,241
Viavi Solutions, Inc. (a)	144	1,444
Vonage Holdings Corp. (a)	139	1,211

		147,551

Total Communications		424,931

Consumer Cyclical — 5.6%
Airlines — 0.3%
Alaska Air Group, Inc.	17	1,039
Allegiant Travel Co., Class A	8	815
Delta Air Lines, Inc.	123	6,134
Hawaiian Holdings, Inc.	32	840
SkyWest, Inc.	33	1,463
Southwest Airlines Co.	44	2,041

		12,332

Apparel — 0.4%
Carter’s, Inc.	6	494
Columbia Sportswear Co.	2	133
Crocs, Inc. (a)	42	1,080
Hanesbrands, Inc.	99	1,240
NIKE, Inc., Class B	109	8,059
Oxford Industries, Inc.	12	853
Steven Madden Ltd.	50	1,520
Unifi, Inc. (a)	9	211
VF Corp.	55	3,896
Wolverine World Wide, Inc.	61	1,946

		19,432

Auto Manufacturers — 0.1%
PACCAR, Inc.	46	2,656
Wabash National Corp.	35	463

		3,119

Auto Parts & Equipment — 0.2%
Altra Industrial Motion Corp.	9	225
American Axle & Manufacturing Holdings, Inc. (a)	70	773
Autoliv, Inc., (Sweden)	19	1,324
BorgWarner, Inc.	27	932
Cooper Tire & Rubber Co.	31	1,014
Cooper-Standard Holdings, Inc. (a)	10	644
Garrett Motion, Inc., (Switzerland) (a)	46	570
Gentherm, Inc. (a)	22	882
Goodyear Tire & Rubber Co. (The)	44	893
Lear Corp.	10	1,189
Methode Electronics, Inc.	24	548
Motorcar Parts of America, Inc. (a)	11	187
Standard Motor Products, Inc.	13	606
Superior Industries International, Inc.	14	66

SECURITY DESCRIPTION	SHARES	VALUE($)

Auto Parts & Equipment — continued
Titan International, Inc.	30	138

		9,991

Distribution/Wholesale — 0.2%
Anixter International, Inc. (a)	18	990
Core-Mark Holding Co., Inc.	30	697
Dorman Products, Inc. (a)	18	1,635
Essendant, Inc.	20	255
Fastenal Co.	58	3,051
Fossil Group, Inc. (a)	28	447
G-III Apparel Group Ltd. (a)	26	734
KAR Auction Services, Inc.	25	1,201
Pool Corp.	3	448
ScanSource, Inc. (a)	16	563
Veritiv Corp. (a)	8	197
WW Grainger, Inc.	6	1,667

		11,885

Entertainment — 0.0% (g)
Marriott Vacations Worldwide Corp.	5	380
Monarch Casino & Resort, Inc. (a)	8	291

		671

Food Service — 0.0% (g)
Aramark	22	636

Home Builders — 0.2%
Cavco Industries, Inc. (a)	5	689
DR Horton, Inc.	39	1,348
Installed Building Products, Inc. (a)	13	454
LCI Industries	16	1,069
LGI Homes, Inc. (a)	11	518
M/I Homes, Inc. (a)	17	368
MDC Holdings, Inc.	29	822
Meritage Homes Corp. (a)	24	873
Thor Industries, Inc.	8	416
William Lyon Homes, Class A (a)	19	202
Winnebago Industries, Inc.	18	441

		7,200

Home Furnishings — 0.1%
Daktronics, Inc.	26	192
Dolby Laboratories, Inc., Class A	3	212
Ethan Allen Interiors, Inc.	17	298
iRobot Corp. (a)	17	1,444
Leggett & Platt, Inc.	36	1,285
Sleep Number Corp. (a)	21	678
Universal Electronics, Inc. (a)	9	215
Whirlpool Corp.	17	1,841

		6,165

Housewares — 0.0% (g)
Scotts Miracle-Gro Co. (The)	8	517
Toro Co. (The)	9	510

		1,027

SEE NOTES TO FINANCIAL STATEMENTS.

38	SIX CIRCLES TRUST	DECEMBER 31, 2018

SECURITY DESCRIPTION	SHARES	VALUE($)
Common Stocks — continued
Leisure Time — 0.2%
Brunswick Corp.	9	420
Callaway Golf Co.	56	851
Fox Factory Holding Corp. (a)	24	1,387
Harley-Davidson, Inc.	46	1,558
Nautilus, Inc. (a)	19	205
Polaris Industries, Inc.	11	843
Royal Caribbean Cruises Ltd.	32	3,095
Vista Outdoor, Inc. (a)	36	406

		8,765

Lodging — 0.2%
Belmond Ltd., (United Kingdom), Class A (a)	56	1,406
Marcus Corp. (The)	13	515
Marriott International, Inc., Class A	29	3,175
Wyndham Destinations, Inc.	28	1,010
Wyndham Hotels & Resorts, Inc.	13	596

		6,702

Office Furnishings — 0.0% (g)
Herman Miller, Inc.	8	231
HNI Corp.	8	271
Interface, Inc., Class A	38	538

		1,040

Retail — 3.7%
Abercrombie & Fitch Co., Class A	41	822
Asbury Automotive Group, Inc. (a)	13	843
Ascena Retail Group, Inc. (a)	107	270
Barnes & Noble Education, Inc. (a)	21	85
Barnes & Noble, Inc.	35	247
Best Buy Co., Inc.	50	2,623
Big Lots, Inc.	9	267
BJ’s Restaurants, Inc.	14	684
Brinker International, Inc.	6	280
Buckle, Inc. (The)	18	347
Caleres, Inc.	27	758
Casey’s General Stores, Inc.	2	224
Cato Corp. (The), Class A	14	205
Cheesecake Factory, Inc. (The)	6	270
Chico’s FAS, Inc.	79	443
Children’s Place, Inc. (The)	12	1,060
Chuy’s Holdings, Inc. (a)	11	201
Costco Wholesale Corp.	31	6,282
Cracker Barrel Old Country Store, Inc.	5	720
Darden Restaurants, Inc.	24	2,436
Dave & Buster’s Entertainment, Inc.	24	1,091
Dick’s Sporting Goods, Inc.	11	355
Dine Brands Global, Inc.	11	753
Domino’s Pizza, Inc.	2	575
DSW, Inc., Class A	43	1,053
Dunkin’ Brands Group, Inc.	11	681
El Pollo Loco Holdings, Inc. (a)	15	225
Express, Inc. (a)	46	234
EZCORP, Inc., Class A (a)	39	300

SECURITY DESCRIPTION	SHARES	VALUE($)

Retail — continued
Fiesta Restaurant Group, Inc. (a)	15	231
FirstCash, Inc.	29	2,091
Foot Locker, Inc.	20	1,070
Francesca’s Holdings Corp. (a)	23	22
GameStop Corp., Class A	64	813
Genesco, Inc. (a)	13	556
Genuine Parts Co.	29	2,817
Group 1 Automotive, Inc.	11	606
Guess?, Inc.	35	737
Haverty Furniture Cos., Inc.	12	234
Hibbett Sports, Inc. (a)	12	171
Home Depot, Inc. (The)	194	33,261
JC Penney Co., Inc. (a)	191	198
Kirkland’s, Inc. (a)	9	89
Kohl’s Corp.	44	2,896
La-Z-Boy, Inc.	30	833
Lithia Motors, Inc., Class A	16	1,209
Lowe’s Cos., Inc.	119	10,948
Lumber Liquidators Holdings, Inc. (a)	17	163
MarineMax, Inc. (a)	14	256
McDonald’s Corp.	126	22,435
Movado Group, Inc.	10	322
MSC Industrial Direct Co., Inc., Class A	9	675
Nu Skin Enterprises, Inc., Class A	8	481
Office Depot, Inc.	343	886
Papa John’s International, Inc.	1	32
Penske Automotive Group, Inc.	7	301
PetMed Express, Inc.	13	304
Red Robin Gourmet Burgers, Inc. (a)	9	230
Regis Corp. (a)	22	371
RH (a)	12	1,434
Ross Stores, Inc.	29	2,387
Ruth’s Hospitality Group, Inc.	19	437
Shake Shack, Inc., Class A (a)	16	740
Shoe Carnival, Inc.	7	219
Signet Jewelers Ltd.	14	441
Sonic Automotive, Inc., Class A	16	222
Starbucks Corp.	193	12,452
Tailored Brands, Inc.	31	420
Target Corp.	140	9,224
Texas Roadhouse, Inc., Class A	6	364
Tiffany & Co.	19	1,526
Tile Shop Holdings, Inc.	25	135
TJX Cos., Inc. (The)	150	6,709
Tractor Supply Co.	11	917
Vera Bradley, Inc. (a)	14	116
Vitamin Shoppe, Inc. (a)	10	48
Walgreens Boots Alliance, Inc.	122	8,311
Walmart, Inc.	235	21,893
Wendy’s Co. (The)	20	315
Williams-Sonoma, Inc.	17	864
Wingstop, Inc.	18	1,170
Yum! Brands, Inc.	35	3,180
Zumiez, Inc. (a)	12	225

		183,321

SEE NOTES TO FINANCIAL STATEMENTS.

DECEMBER 31, 2018	SIX CIRCLES TRUST	39

Six Circles U.S. Unconstrained Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF DECEMBER 31, 2018 (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	SHARES	VALUE($)
Common Stocks — continued
Storage/Warehousing — 0.0% (g)
Mobile Mini, Inc.	35	1,119

Textiles — 0.0% (g)
UniFirst Corp.	10	1,493

Toys/Games/Hobbies — 0.0% (g)
Hasbro, Inc.	24	1,932

Total Consumer Cyclical		276,830

Consumer Non-cyclical — 37.6%
Agriculture — 0.2%
Andersons, Inc. (The)	16	492
Archer-Daniels-Midland Co.	117	4,778
Bunge Ltd.	33	1,737
Universal Corp.	16	856

		7,863

Beverages — 1.6%
Brown-Forman Corp., Class A	4	211
Brown-Forman Corp., Class B	15	700
Coca-Cola Bottling Co. Consolidated	3	519
Coca-Cola Co. (The)	868	41,119
MGP Ingredients, Inc.	8	449
PepsiCo, Inc.	321	35,419

		78,417

Biotechnology — 4.1%
Acorda Therapeutics, Inc. (a)	25	390
Alexion Pharmaceuticals, Inc. (a)	85	8,282
AMAG Pharmaceuticals, Inc. (a)	22	331
Amgen, Inc.	368	71,728
ANI Pharmaceuticals, Inc. (a)	6	254
Biogen, Inc. (a)	77	23,100
Cambrex Corp. (a)	21	801
Celgene Corp. (a)	266	17,079
Emergent BioSolutions, Inc. (a)	29	1,695
Gilead Sciences, Inc.	493	30,823
Illumina, Inc. (a)	56	16,804
Incyte Corp. (a)	67	4,266
Innoviva, Inc. (a)	43	748
Medicines Co. (The) (a)	41	792
Myriad Genetics, Inc. (a)	47	1,369
Regeneron Pharmaceuticals, Inc. (a)	30	11,047
REGENXBIO, Inc. (a)	19	788
Spectrum Pharmaceuticals, Inc. (a)	64	562
Vertex Pharmaceuticals, Inc. (a)	97	16,139

		206,998

Commercial Services — 1.6%
ABM Industries, Inc.	52	1,655
American Public Education, Inc. (a)	10	298
AMN Healthcare Services, Inc. (a)	30	1,672
Automatic Data Processing, Inc.	125	16,413
Booz Allen Hamilton Holding Corp., Class A	13	588
Cardtronics plc, (United Kingdom), Class A (a)	23	603

SECURITY DESCRIPTION	SHARES	VALUE($)

Commercial Services — continued
Career Education Corp. (a)	45	519
Cintas Corp.	7	1,158
CorVel Corp. (a)	6	369
Cross Country Healthcare, Inc. (a)	23	168
Ecolab, Inc.	26	3,792
EVERTEC, Inc., (Puerto Rico)	37	1,075
FleetCor Technologies, Inc. (a)	13	2,405
Forrester Research, Inc.	7	292
FTI Consulting, Inc. (a)	24	1,609
Gartner, Inc. (a)	13	1,700
Global Payments, Inc.	23	2,385
Green Dot Corp., Class A (a)	30	2,355
Healthcare Services Group, Inc.	7	286
Heidrick & Struggles International, Inc.	12	369
HMS Holdings Corp. (a)	52	1,474
Insperity, Inc.	2	145
Kelly Services, Inc., Class A	21	422
Korn/Ferry International	36	1,408
LSC Communications, Inc.	21	145
ManpowerGroup, Inc.	11	740
MarketAxess Holdings, Inc.	2	321
Matthews International Corp., Class A	23	914
Medifast, Inc.	7	926
Monro, Inc.	22	1,482
Moody’s Corp.	18	2,586
Navigant Consulting, Inc.	27	654
Nutrisystem, Inc.	18	811
PayPal Holdings, Inc. (a)	172	14,504
Rent-A-Center, Inc. (a)	27	445
Resources Connection, Inc.	20	284
Robert Half International, Inc.	15	864
Rollins, Inc.	14	490
RR Donnelley & Sons Co.	44	173
S&P Global, Inc.	27	4,613
Sabre Corp.	41	889
Service Corp. International	18	727
Strategic Education, Inc.	14	1,577
Team, Inc. (a)	18	268
Total System Services, Inc.	25	1,995
Travelport Worldwide Ltd., (United Kingdom)	82	1,288
TrueBlue, Inc. (a)	26	584
Viad Corp.	13	662
Western Union Co. (The)	64	1,097

		82,199

Cosmetics/Personal Care — 1.3%
Avon Products, Inc., (United Kingdom) (a)	276	420
Colgate-Palmolive Co.	158	9,389
Estee Lauder Cos., Inc. (The), Class A	19	2,456
Inter Parfums, Inc.	11	750
Procter & Gamble Co. (The)	552	50,696

		63,711

SEE NOTES TO FINANCIAL STATEMENTS.

40	SIX CIRCLES TRUST	DECEMBER 31, 2018

SECURITY DESCRIPTION	SHARES	VALUE($)
Common Stocks — continued
Food — 0.8%
B&G Foods, Inc.	41	1,197
Calavo Growers, Inc.	10	712
Cal-Maine Foods, Inc.	19	818
Chefs’ Warehouse, Inc. (The) (a)	14	457
Darling Ingredients, Inc. (a)	105	2,015
Dean Foods Co.	57	218
Hershey Co. (The)	26	2,767
Hormel Foods Corp.	31	1,313
Ingredion, Inc.	13	1,145
J&J Snack Foods Corp.	10	1,507
JM Smucker Co. (The)	26	2,467
John B Sanfilippo & Son, Inc.	6	312
Kellogg Co.	65	3,706
Kroger Co. (The)	105	2,875
Lancaster Colony Corp.	1	225
McCormick & Co., Inc.	11	1,557
Mondelez International, Inc., Class A	243	9,736
Seneca Foods Corp., Class A (a)	5	128
SpartanNash Co.	23	393
Sysco Corp.	74	4,605
Tyson Foods, Inc., Class A	55	2,955
United Natural Foods, Inc. (a)	32	336

		41,444

Healthcare — Products — 7.6%
Abbott Laboratories	870	62,943
ABIOMED, Inc. (a)	17	5,561
Align Technology, Inc. (a)	28	5,791
AngioDynamics, Inc. (a)	24	489
Baxter International, Inc.	227	14,954
Becton Dickinson & Co.	126	28,440
BioTelemetry, Inc. (a)	21	1,229
Boston Scientific Corp. (a)	527	18,637
CONMED Corp.	17	1,086
Cooper Cos., Inc. (The)	19	4,752
CryoLife, Inc. (a)	21	598
Cutera, Inc. (a)	9	150
Danaher Corp.	262	27,006
DENTSPLY SIRONA, Inc.	97	3,620
Edwards Lifesciences Corp. (a)	80	12,202
Henry Schein, Inc. (a)	58	4,547
Hill-Rom Holdings, Inc.	3	289
Hologic, Inc. (a)	102	4,206
IDEXX Laboratories, Inc. (a)	33	6,093
Integer Holdings Corp. (a)	19	1,425
Intuitive Surgical, Inc. (a)	44	20,853
Invacare Corp.	20	87
Lantheus Holdings, Inc. (a)	24	374
LeMaitre Vascular, Inc.	10	235
Luminex Corp.	26	602
Medtronic plc, (Ireland)	719	65,383
Meridian Bioscience, Inc.	28	480
Merit Medical Systems, Inc. (a)	35	1,926
Natus Medical, Inc. (a)	21	725
OraSure Technologies, Inc. (a)	39	454

SECURITY DESCRIPTION	SHARES		VALUE($)

Healthcare — Products — continued
Orthofix Medical, Inc. (a)	12		640
Patterson Cos., Inc.	23		457
Repligen Corp. (a)	25		1,295
ResMed, Inc.	67		7,582
STERIS plc, (United Kingdom)	6		685
Stryker Corp.	142		22,256
Surmodics, Inc. (a)	8		396
Tactile Systems Technology, Inc. (a)	10		468
Thermo Fisher Scientific, Inc.	153		34,326
Varex Imaging Corp. (a)	24		576
Varian Medical Systems, Inc. (a)	35		3,922
West Pharmaceutical Services, Inc.	2		196
Zimmer Biomet Holdings, Inc.	78		8,072

			376,008

Healthcare — Services — 5.0%
Addus HomeCare Corp. (a)	6		415
Amedisys, Inc. (a)	18		2,131
Anthem, Inc.	118		31,003
Centene Corp. (a)	78		8,994
Chemed Corp.	—	(h)	61
Cigna Corp.	145		27,552
Community Health Systems, Inc. (a)	71		202
DaVita, Inc. (a)	48		2,467
Encompass Health Corp.	9		545
Ensign Group, Inc. (The)	31		1,191
HCA Healthcare, Inc.	102		12,742
Humana, Inc.	58		16,726
IQVIA Holdings, Inc. (a)	60		6,992
Laboratory Corp. of America Holdings (a)	38		4,843
LHC Group, Inc. (a)	18		1,726
Medpace Holdings, Inc. (a)	16		856
Providence Service Corp. (The) (a)	7		434
Quest Diagnostics, Inc.	73		6,066
Quorum Health Corp. (a)	14		42
Select Medical Holdings Corp. (a)	68		1,049
Tivity Health, Inc. (a)	26		642
UnitedHealth Group, Inc.	461		114,913
Universal Health Services, Inc., Class B	32		3,775
US Physical Therapy, Inc.	8		814
WellCare Health Plans, Inc. (a)	19		4,484

			250,665

Household Products/Wares — 0.4%
Avery Dennison Corp.	13		1,202
Central Garden & Pet Co., Class A (a)	32		1,023
Church & Dwight Co., Inc.	21		1,413
Clorox Co. (The)	21		3,215
Kimberly-Clark Corp.	86		9,795
Quanex Building Products Corp.	22		305
WD-40 Co.	10		1,751

			18,704

SEE NOTES TO FINANCIAL STATEMENTS.

DECEMBER 31, 2018	SIX CIRCLES TRUST	41

Six Circles U.S. Unconstrained Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF DECEMBER 31, 2018 (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	SHARES	VALUE($)
Common Stocks — continued
Pharmaceuticals — 15.0%
AbbVie, Inc.	1,038	95,651
Akorn, Inc. (a)	59	201
Allergan plc	121	16,151
AmerisourceBergen Corp., Class A	80	5,965
Amphastar Pharmaceuticals, Inc. (a)	22	447
Anika Therapeutics, Inc. (a)	9	318
Assertio Therapeutics, Inc. (a)	41	146
Bristol-Myers Squibb Co.	969	50,358
Cardinal Health, Inc.	187	8,335
Corcept Therapeutics, Inc. (a)	66	879
CVS Health Corp.	493	32,288
Cytokinetics, Inc. (a)	35	223
Diplomat Pharmacy, Inc. (a)	35	478
Eagle Pharmaceuticals, Inc. (a)	7	288
Eli Lilly & Co.	359	41,557
Enanta Pharmaceuticals, Inc. (a)	10	701
Endo International plc, (Ireland) (a)	125	910
Heska Corp. (a)	4	365
Johnson & Johnson	1,445	186,485
Lannett Co., Inc. (a)	21	105
McKesson Corp.	92	10,116
Merck & Co., Inc.	1,448	110,623
Momenta Pharmaceuticals, Inc. (a)	61	669
Mylan NV (a)	196	5,366
Nektar Therapeutics, Class A (a)	66	2,168
Neogen Corp. (a)	33	1,863
Owens & Minor, Inc.	40	251
Perrigo Co. plc, (Ireland)	57	2,214
Pfizer, Inc.	3,492	152,435
Phibro Animal Health Corp., Class A	13	424
Progenics Pharmaceuticals, Inc. (a)	54	228
Supernus Pharmaceuticals, Inc. (a)	33	1,091
Vanda Pharmaceuticals, Inc. (a)	33	859
Zoetis, Inc., Class A	201	17,221

		747,379

Total Consumer Non-cyclical		1,873,388

Energy — 10.3%
Coal — 0.0% (g)
Cloud Peak Energy, Inc. (a)	41	15
CONSOL Energy, Inc. (a)	17	554
SunCoke Energy, Inc. (a)	39	336

		905

Energy—Alternate Sources — 0.0% (g)
FutureFuel Corp.	16	257
Green Plains, Inc.	24	315
Renewable Energy Group, Inc. (a)	23	594
REX American Resources Corp. (a)	4	252
SolarEdge Technologies, Inc., (Israel) (a)	27	939

		2,357

Oil & Gas — 8.8%
Anadarko Petroleum Corp.	185	8,104
Apache Corp.	139	3,652

SECURITY DESCRIPTION	SHARES	VALUE($)

Oil & Gas — continued
Bonanza Creek Energy, Inc. (a)	12	247
Cabot Oil & Gas Corp.	158	3,532
Carrizo Oil & Gas, Inc. (a)	53	597
Chevron Corp.	1,236	134,441
Cimarex Energy Co.	35	2,161
Concho Resources, Inc. (a)	73	7,545
ConocoPhillips	422	26,311
Denbury Resources, Inc. (a)	286	490
Devon Energy Corp.	172	3,868
Diamondback Energy, Inc.	57	5,241
EOG Resources, Inc.	213	18,538
Exxon Mobil Corp.	1,552	105,824
Gulfport Energy Corp. (a)	99	649
Helmerich & Payne, Inc.	40	1,916
Hess Corp.	91	3,694
HighPoint Resources Corp. (a)	67	167
HollyFrontier Corp.	58	2,987
Laredo Petroleum, Inc. (a)	96	348
Marathon Oil Corp.	305	4,369
Marathon Petroleum Corp.	398	23,508
Nabors Industries Ltd.	205	410
Newfield Exploration Co. (a)	73	1,076
Noble Corp. plc, (United Kingdom) (a)	154	402
Noble Energy, Inc.	176	3,299
Occidental Petroleum Corp.	277	16,987
Par Pacific Holdings, Inc. (a)	19	273
PDC Energy, Inc. (a)	41	1,229
Penn Virginia Corp. (a)	8	450
Phillips 66	265	22,818
Pioneer Natural Resources Co.	62	8,218
Ring Energy, Inc. (a)	35	177
SRC Energy, Inc. (a)	151	712
Unit Corp. (a)	34	485
Valero Energy Corp.	286	21,453

		436,178

Oil & Gas Services — 0.9%
Archrock, Inc.	80	601
Baker Hughes a GE Co., Class A	188	4,046
Bristow Group, Inc. (a)	21	51
C&J Energy Services, Inc. (a)	39	521
CARBO Ceramics, Inc. (a)	12	43
Era Group, Inc. (a)	13	112
Exterran Corp. (a)	20	351
Geospace Technologies Corp. (a)	8	83
Gulf Island Fabrication, Inc. (a)	9	65
Halliburton Co.	321	8,535
Helix Energy Solutions Group, Inc. (a)	86	466
KLX Energy Services Holdings, Inc. (a)	14	323
Matrix Service Co. (a)	17	299
National Oilwell Varco, Inc.	141	3,611
Newpark Resources, Inc. (a)	57	391
Oil States International, Inc. (a)	37	533
Pioneer Energy Services Corp. (a)	45	56
ProPetro Holding Corp. (a)	46	561

SEE NOTES TO FINANCIAL STATEMENTS.

42	SIX CIRCLES TRUST	DECEMBER 31, 2018

SECURITY DESCRIPTION	SHARES	VALUE($)
Common Stocks — continued
Oil & Gas Services — continued
Schlumberger Ltd.	508	18,314
SEACOR Holdings, Inc. (a)	11	400
Superior Energy Services, Inc. (a)	97	326
TechnipFMC plc, (United Kingdom)	156	3,053
TETRA Technologies, Inc. (a)	76	127
US Silica Holdings, Inc.	47	479

		43,347

Pipelines — 0.6%
Kinder Morgan, Inc.	696	10,699
ONEOK, Inc.	151	8,135
Williams Cos., Inc. (The)	444	9,784

		28,618

Total Energy		511,405

Financials — 11.5%
Banks — 5.6%
Ameris Bancorp	30	956
Associated Banc-Corp.	90	1,772
BancFirst Corp.	23	1,126
BancorpSouth Bank	54	1,423
Bank of America Corp.	1,628	40,110
Bank of New York Mellon Corp. (The)	173	8,139
Bank OZK	57	1,292
BB&T Corp.	213	9,213
BOK Financial Corp.	19	1,427
Cathay General Bancorp	49	1,654
Chemical Financial Corp.	43	1,573
Citizens Financial Group, Inc.	148	4,410
City Holding Co.	10	702
Columbia Banking System, Inc.	60	2,160
Comerica, Inc.	53	3,650
Commerce Bancshares, Inc.	29	1,629
Community Bank System, Inc.	40	2,355
Cullen/Frost Bankers, Inc.	24	2,143
Customers Bancorp, Inc. (a)	23	425
CVB Financial Corp.	142	2,873
Eagle Bancorp, Inc. (a)	21	1,046
Fidelity Southern Corp.	20	525
First BanCorp, (Puerto Rico)	136	1,167
First Busey Corp.	24	590
First Commonwealth Financial Corp.	47	567
First Financial Bancorp	60	1,423
First Financial Bankshares, Inc.	50	2,871
First Horizon National Corp.	155	2,034
First Interstate BancSystem, Inc., Class A	29	1,070
First Merchants Corp.	37	1,284
First Midwest Bancorp, Inc.	77	1,519
First Republic Bank	22	1,871
Flagstar Bancorp, Inc. (a)	19	504
Franklin Financial Network, Inc. (a)	8	221
Glacier Bancorp, Inc.	58	2,282
Goldman Sachs Group, Inc. (The)	49	8,206
Great Western Bancorp, Inc.	31	971
Green Bancorp, Inc.	22	372

SECURITY DESCRIPTION	SHARES	VALUE($)

Banks — continued
Hanmi Financial Corp.	10	197
Heritage Financial Corp.	21	616
Home BancShares, Inc.	92	1,503
HomeStreet, Inc. (a)	17	351
Hope Bancorp, Inc.	113	1,340
Huntington Bancshares, Inc.	419	4,991
Independent Bank Corp.	21	1,490
Independent Bank Group, Inc.	23	1,074
KeyCorp	382	5,649
LegacyTexas Financial Group, Inc.	59	1,904
MB Financial, Inc.	40	1,587
Meta Financial Group, Inc.	22	431
Morgan Stanley	299	11,850
National Bank Holdings Corp., Class A	22	664
NBT Bancorp, Inc.	35	1,222
Northern Trust Corp.	46	3,860
OFG Bancorp, (Puerto Rico)	31	505
Old National Bancorp	94	1,448
Opus Bank	17	335
PNC Financial Services Group, Inc. (The)	102	11,931
Preferred Bank	9	397
Prosperity Bancshares, Inc.	27	1,699
Regions Financial Corp.	366	4,901
S&T Bancorp, Inc.	29	1,079
Seacoast Banking Corp. of Florida (a)	31	817
ServisFirst Bancshares, Inc.	64	2,039
Simmons First National Corp., Class A	73	1,752
South State Corp.	23	1,359
Southside Bancshares, Inc.	24	766
State Street Corp.	80	5,064
SunTrust Banks, Inc.	137	6,934
Tompkins Financial Corp.	10	748
Towne Bank	54	1,284
Triumph Bancorp, Inc. (a)	20	590
TrustCo Bank Corp.	59	406
UMB Financial Corp.	23	1,382
Union Bankshares Corp.	48	1,358
US Bancorp	340	15,561
Veritex Holdings, Inc. (a)	15	317
Walker & Dunlop, Inc.	20	886
Webster Financial Corp.	37	1,841
Wells Fargo & Co.	1,108	51,072
WesBanco, Inc.	39	1,427
Westamerica Bancorporation	22	1,216
Wintrust Financial Corp.	20	1,303
Zions Bancorp NA	63	2,558

		279,259

Diversified Financial Services — 2.9%
Air Lease Corp., Class A	5	156
Alliance Data Systems Corp.	7	1,038
American Express Co.	83	7,884
Ameriprise Financial, Inc.	31	3,240
BlackRock, Inc., Class A	28	10,855
Blucora, Inc. (a)	29	785

SEE NOTES TO FINANCIAL STATEMENTS.

DECEMBER 31, 2018	SIX CIRCLES TRUST	43

Six Circles U.S. Unconstrained Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF DECEMBER 31, 2018 (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	SHARES		VALUE($)
Common Stocks — continued
Diversified Financial Services — continued
CME Group, Inc., Class A	43		8,121
Cohen & Steers, Inc.	4		128
Discover Financial Services	77		4,533
Eaton Vance Corp.	30		1,045
Encore Capital Group, Inc. (a)	18		422
Enova International, Inc. (a)	22		428
Evercore, Inc., Class A	7		473
Franklin Resources, Inc.	75		2,213
Granite Point Mortgage Trust, Inc.	27		483
Greenhill & Co., Inc.	12		285
Intercontinental Exchange, Inc.	63		4,781
INTL. FCStone, Inc. (a)	12		428
Investment Technology Group, Inc.	21		649
Mastercard, Inc., Class A	166		31,346
Nasdaq, Inc.	28		2,308
Piper Jaffray Cos	11		699
PRA Group, Inc. (a)	28		694
Raymond James Financial, Inc.	14		1,073
SEI Investments Co.	9		422
T Rowe Price Group, Inc.	58		5,382
TD Ameritrade Holding Corp.	59		2,868
Virtus Investment Partners, Inc.	6		458
Visa, Inc., Class A	356		46,918
Waddell & Reed Financial, Inc., Class A	56		1,006
WageWorks, Inc. (a)	25		670
WisdomTree Investments, Inc.	78		516
World Acceptance Corp. (a)	5		469

			142,776

Insurance — 2.2%
Aflac, Inc.	154		7,028
Allstate Corp. (The)	67		5,555
Ambac Financial Group, Inc. (a)	33		576
American Equity Investment Life Holding Co.	59		1,643
American Financial Group, Inc.	13		1,197
Aon plc, (United Kingdom)	25		3,564
Argo Group International Holdings Ltd., (Bermuda)	2		153
Arthur J Gallagher & Co.	30		2,206
Assurant, Inc.	11		990
Assured Guaranty Ltd., (Bermuda)	11		406
Axis Capital Holdings Ltd., (Bermuda)	17		873
Brown & Brown, Inc.	16		434
Chubb Ltd., (Switzerland)	82		10,642
Cincinnati Financial Corp.	34		2,653
CNO Financial Group, Inc.	25		374
eHealth, Inc. (a)	11		435
Erie Indemnity Co., Class A	3		420
Everest Re Group Ltd., (Bermuda)	8		1,681
FBL Financial Group, Inc., Class A	–	(h)	24
Fidelity National Financial, Inc.	71		2,233
First American Financial Corp.	16		731
Hanover Insurance Group, Inc. (The)	5		619

SECURITY DESCRIPTION	SHARES	VALUE($)

Insurance — continued
Hartford Financial Services Group, Inc. (The)	98	4,336
HCI Group, Inc.	6	309
Horace Mann Educators Corp.	31	1,160
James River Group Holdings Ltd., (Bermuda)	18	670
Lincoln National Corp.	37	1,881
Marsh & McLennan Cos., Inc.	83	6,653
MetLife, Inc.	322	13,237
Navigators Group, Inc. (The)	15	1,008
NMI Holdings, Inc., Class A (a)	45	800
Old Republic International Corp.	79	1,622
ProAssurance Corp.	33	1,333
Prudential Financial, Inc.	140	11,413
Reinsurance Group of America, Inc., Class A	8	1,189
RenaissanceRe Holdings Ltd., (Bermuda)	2	309
RLI Corp.	27	1,857
Safety Insurance Group, Inc.	10	778
Selective Insurance Group, Inc.	7	432
Stewart Information Services Corp.	15	614
Third Point Reinsurance Ltd., (Bermuda) (a)	64	616
Torchmark Corp.	17	1,278
Travelers Cos., Inc. (The)	56	6,714
United Fire Group, Inc.	12	650
United Insurance Holdings Corp.	23	381
Universal Insurance Holdings, Inc.	23	872
Unum Group	51	1,505
WR Berkley Corp.	9	670

		106,724

Private Equity — 0.0% (g)
Kennedy-Wilson Holdings, Inc.	31	562

Real Estate — 0.0% (g)
HFF, Inc., Class A	24	808
Jones Lang LaSalle, Inc.	1	164
Marcus & Millichap, Inc. (a)	13	445
RE/MAX Holdings, Inc., Class A	11	340

		1,757

REITS — 0.6%
Acadia Realty Trust	52	1,243
Agree Realty Corp.	21	1,269
American Assets Trust, Inc.	24	973
Apollo Commercial Real Estate Finance, Inc.	79	1,320
Armada Hoffler Properties, Inc.	30	421
ARMOUR Residential REIT, Inc.	27	561
Capstead Mortgage Corp.	59	396
CareTrust REIT, Inc.	49	904
CBL & Associates Properties, Inc.	111	213
Cedar Realty Trust, Inc.	54	170
Chatham Lodging Trust	30	536
Chesapeake Lodging Trust	39	953

SEE NOTES TO FINANCIAL STATEMENTS.

44	SIX CIRCLES TRUST	DECEMBER 31, 2018

SECURITY DESCRIPTION	SHARES		VALUE($)
Common Stocks — continued
REITS — continued
Community Healthcare Trust, Inc.	11		305
DiamondRock Hospitality Co.	133		1,211
Easterly Government Properties, Inc.	39		605
EastGroup Properties, Inc.	23		2,065
Four Corners Property Trust, Inc.	42		1,098
Franklin Street Properties Corp.	68		424
Getty Realty Corp.	21		628
Global Net Lease, Inc.	48		837
Government Properties Income Trust	—	(h)	1
Hersha Hospitality Trust, Class A	23		400
Independence Realty Trust, Inc.	54		495
Invesco Mortgage Capital, Inc.	76		1,106
iStar, Inc.	43		397
Kite Realty Group Trust	53		752
Lexington Realty Trust	137		1,127
LTC Properties, Inc.	26		1,065
National Storage Affiliates Trust	35		923
New York Mortgage Trust, Inc.	96		567
Pennsylvania Real Estate Investment Trust	39		232
PennyMac Mortgage Investment Trust	38		709
PS Business Parks, Inc.	14		1,795
Redwood Trust, Inc.	51		766
Retail Opportunity Investments Corp.	73		1,165
RPT Realty	51		608
Saul Centers, Inc.	7		349
Summit Hotel Properties, Inc.	65		636
Universal Health Realty Income Trust	8		483
Urstadt Biddle Properties, Inc., Class A	19		365
Washington Prime Group, Inc.	116		563
Whitestone REIT, Class B	24		291

			30,927

Savings & Loans — 0.2%
Axos Financial, Inc. (a)	37		936
Banc of California, Inc.	39		517
Berkshire Hills Bancorp, Inc.	31		828
Brookline Bancorp, Inc.	50		695
Dime Community Bancshares, Inc.	28		481
Investors Bancorp, Inc.	163		1,690
Northfield Bancorp, Inc.	38		516
Northwest Bancshares, Inc.	63		1,071
Oritani Financial Corp.	35		522
Pacific Premier Bancorp, Inc. (a)	35		888
Provident Financial Services, Inc.	104		2,511
Washington Federal, Inc.	15		410
WSFS Financial Corp.	5		182

			11,247

Total Financials			573,252

Industrials — 7.9%
Aerospace/Defense — 1.8%
AAR Corp.	21		786
Aerojet Rocketdyne Holdings, Inc. (a)	45		1,596
Aerovironment, Inc. (a)	13		905
Barnes Group, Inc.	32		1,736

SECURITY DESCRIPTION	SHARES	VALUE($)

Aerospace/Defense — continued
Boeing Co. (The)	82	26,334
General Dynamics Corp.	43	6,711
Harris Corp.	15	2,038
Kaman Corp.	18	991
L3 Technologies, Inc.	9	1,579
Lockheed Martin Corp.	55	14,525
Moog, Inc., Class A	21	1,633
MSA Safety, Inc.	3	255
National Presto Industries, Inc.	3	388
Northrop Grumman Corp.	22	5,307
Raytheon Co.	40	6,203
Triumph Group, Inc.	30	349
United Technologies Corp.	149	15,853

		87,189

Building Materials — 0.4%
AAON, Inc.	25	892
American Woodmark Corp. (a)	10	530
Apogee Enterprises, Inc.	18	532
Boise Cascade Co.	24	583
Fortune Brands Home & Security, Inc.	17	665
Gibraltar Industries, Inc. (a)	20	708
Griffon Corp.	21	217
Johnson Controls International plc	211	6,261
Lennox International, Inc.	3	611
Masco Corp.	33	967
Owens Corning	13	576
Patrick Industries, Inc. (a)	14	417
PGT Innovations, Inc. (a)	36	564
Simpson Manufacturing Co., Inc.	30	1,609
Trex Co., Inc. (a)	37	2,174
Universal Forest Products, Inc.	41	1,072
US Concrete, Inc. (a)	10	353
Vulcan Materials Co.	10	968

		19,699

Electrical Components & Equipments — 0.3%
Emerson Electric Co.	147	8,805
Encore Wire Corp.	13	661
Hubbell, Inc., Class B	12	1,158
Insteel Industries, Inc.	11	272
Littelfuse, Inc.	1	238
Powell Industries, Inc.	5	135
SPX Corp. (a)	28	783
Vicor Corp. (a)	10	378

		12,430

Electronics — 1.7%
Advanced Energy Industries, Inc. (a)	24	1,032
Agilent Technologies, Inc.	121	8,171
Alarm.com Holdings, Inc. (a)	22	1,129
Allegion plc, (Ireland)	6	456
Amphenol Corp., Class A	66	5,386
Applied Optoelectronics, Inc. (a)	12	180

SEE NOTES TO FINANCIAL STATEMENTS.

DECEMBER 31, 2018	SIX CIRCLES TRUST	45

Six Circles U.S. Unconstrained Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF DECEMBER 31, 2018 (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	SHARES	VALUE($)
Common Stocks — continued
Electronics — continued
AVX Corp.	3	47
Badger Meter, Inc.	18	906
Bel Fuse, Inc., Class B	7	121
Benchmark Electronics, Inc.	28	596
Brady Corp., Class A	36	1,584
Comtech Telecommunications Corp.	15	364
Control4 Corp. (a)	16	285
Corning, Inc.	243	7,352
Electro Scientific Industries, Inc. (a)	21	638
FARO Technologies, Inc. (a)	11	433
FLIR Systems, Inc.	33	1,431
Gentex Corp.	36	724
Honeywell International, Inc.	132	17,493
II-VI, Inc. (a)	37	1,211
Itron, Inc. (a)	21	1,004
KEMET Corp.	36	630
Keysight Technologies, Inc. (a)	27	1,706
Knowles Corp. (a)	56	749
Mettler-Toledo International, Inc. (a)	10	5,381
National Instruments Corp.	14	649
nVent Electric plc, (United Kingdom)	33	732
OSI Systems, Inc. (a)	11	783
Park Electrochemical Corp.	12	223
PerkinElmer, Inc.	42	3,318
Plexus Corp. (a)	20	1,045
Sanmina Corp. (a)	43	1,040
SYNNEX Corp.	4	341
TE Connectivity Ltd., (Switzerland)	107	8,077
TTM Technologies, Inc. (a)	58	562
Waters Corp. (a)	29	5,462
Watts Water Technologies, Inc., Class A	19	1,241

		82,482

Engineering & Construction — 0.1%
Aegion Corp., Class A (a)	20	329
Arcosa, Inc. (a)	31	852
Comfort Systems USA, Inc.	23	1,011
Exponent, Inc.	36	1,815
MYR Group, Inc. (a)	10	296
Orion Group Holdings, Inc. (a)	17	75
TopBuild Corp. (a)	22	992

		5,370

Environmental Control — 0.3%
Pentair plc, (United Kingdom)	18	698
Republic Services, Inc., Class A	45	3,252
Tetra Tech, Inc.	37	1,909
US Ecology, Inc.	14	878
Waste Management, Inc.	68	6,091

		12,828

Hand/Machine Tools — 0.1%
Franklin Electric Co., Inc.	27	1,140
Lincoln Electric Holdings, Inc.	8	593
Regal Beloit Corp.	3	244

SECURITY DESCRIPTION	SHARES	VALUE($)

Hand/Machine Tools — continued
Snap-on, Inc.	10	1,408
Stanley Black & Decker, Inc.	23	2,767

		6,152

Machinery — Construction & Mining — 0.3%
Astec Industries, Inc.	14	432
BWX Technologies, Inc.	8	309
Caterpillar, Inc.	115	14,606
Oshkosh Corp.	7	441
Terex Corp.	4	114

		15,902

Machinery — Diversified — 0.4%
AGCO Corp.	4	220
Alamo Group, Inc.	6	475
Albany International Corp., Class A	18	1,136
Applied Industrial Technologies, Inc.	29	1,559
Briggs & Stratton Corp.	26	345
Chart Industries, Inc. (a)	19	1,259
Cummins, Inc.	35	4,638
Dover Corp.	25	1,747
DXP Enterprises, Inc. (a)	10	272
Graco, Inc.	13	541
Ichor Holdings Ltd. (a)	14	224
IDEX Corp.	6	794
Lindsay Corp.	7	655
Nordson Corp.	4	491
Rockwell Automation, Inc.	20	3,083
Roper Technologies, Inc.	4	1,075
SPX FLOW, Inc. (a)	26	803
Tennant Co.	11	593
Wabtec Corp.	2	161
Xylem, Inc.	15	1,032

		21,103

Metal Fabricate/Hardware — 0.1%
AZZ, Inc.	17	668
CIRCOR International, Inc. (a)	12	255
Mueller Industries, Inc.	37	852
Olympic Steel, Inc.	6	79
Timken Co. (The)	13	468
TimkenSteel Corp. (a)	23	201
Worthington Industries, Inc.	5	162

		2,685

Miscellaneous Manufacturers — 1.2%
3M Co.	117	22,291
Actuant Corp., Class A	38	800
AO Smith Corp.	20	842
AptarGroup, Inc.	5	471
Axon Enterprise, Inc. (a)	36	1,595
Carlisle Cos., Inc.	6	622
Donaldson Co., Inc.	12	525
Eaton Corp. plc	129	8,864
EnPro Industries, Inc.	13	794
ESCO Technologies, Inc.	17	1,093

SEE NOTES TO FINANCIAL STATEMENTS.

46	SIX CIRCLES TRUST	DECEMBER 31, 2018

SECURITY DESCRIPTION	SHARES	VALUE($)
Common Stocks — continued
Miscellaneous Manufacturers — continued
Fabrinet, (Thailand) (a)	23	1,177
Federal Signal Corp.	37	745
Harsco Corp. (a)	49	983
Haynes International, Inc.	8	204
Hillenbrand, Inc.	47	1,769
Illinois Tool Works, Inc.	65	8,255
Ingersoll-Rand plc	39	3,542
ITT, Inc.	5	234
John Bean Technologies Corp.	20	1,421
LSB Industries, Inc. (a)	12	65
Lydall, Inc. (a)	11	215
Myers Industries, Inc.	22	336
Proto Labs, Inc. (a)	17	1,898
Raven Industries, Inc.	22	810
Standex International Corp.	8	542
Sturm Ruger & Co., Inc.	11	564
Tredegar Corp.	17	262
Trinity Industries, Inc.	21	441

		61,360

Packaging & Containers — 0.1%
Bemis Co., Inc.	16	719
Multi-Color Corp.	9	304
Packaging Corp. of America	22	1,835
Silgan Holdings, Inc.	4	105
Sonoco Products Co.	20	1,041
WestRock Co.	72	2,728

		6,732

Shipbuilding — 0.0% (g)
Huntington Ingalls Industries, Inc.	5	924

Transportation — 1.1%
ArcBest Corp.	16	553
Atlas Air Worldwide Holdings, Inc. (a)	16	674
CH Robinson Worldwide, Inc.	20	1,683
CSX Corp.	88	5,448
Echo Global Logistics, Inc. (a)	18	364
Expeditors International of Washington, Inc.	14	978
FedEx Corp.	24	3,949
Forward Air Corp.	19	1,031
Heartland Express, Inc.	31	571
Hub Group, Inc., Class A (a)	21	787
JB Hunt Transport Services, Inc.	5	503
Kansas City Southern	10	955
Landstar System, Inc.	1	128
Marten Transport Ltd.	25	406
Matson, Inc.	27	855
Ryder System, Inc.	15	703
Saia, Inc. (a)	16	900
Union Pacific Corp.	121	16,742
United Parcel Service, Inc., Class B	184	17,974

		55,204

SECURITY DESCRIPTION	SHARES	VALUE($)

Trucking & Leasing — 0.0% (g)
GATX Corp.	5	365
Greenbrier Cos., Inc. (The)	24	954

		1,319

Total Industrials		391,379

Technology — 14.9%
Computers — 4.8%
3D Systems Corp. (a)	71	724
Accenture plc, (Ireland), Class A	179	25,298
Agilysys, Inc. (a)	11	152
Apple, Inc.	1,046	165,071
Cognizant Technology Solutions Corp., Class A	85	5,382
Cray, Inc. (a)	25	545
Cubic Corp.	18	982
Diebold Nixdorf, Inc.	46	115
DXC Technology Co.	41	2,176
Electronics For Imaging, Inc. (a)	27	677
Engility Holdings, Inc. (a)	11	316
ExlService Holdings, Inc. (a)	22	1,154
Fortinet, Inc. (a)	21	1,497
Hewlett Packard Enterprise Co.	208	2,744
HP, Inc.	232	4,737
Insight Enterprises, Inc. (a)	22	911
International Business Machines Corp.	133	15,120
Mercury Systems, Inc. (a)	30	1,435
MTS Systems Corp.	12	472
NetApp, Inc.	80	4,773
OneSpan, Inc. (a)	20	253
Qualys, Inc. (a)	21	1,571
Seagate Technology plc	38	1,475
Sykes Enterprises, Inc. (a)	26	649
TTEC Holdings, Inc.	9	250
Unisys Corp. (a)	32	368
Virtusa Corp. (a)	17	731
Western Digital Corp.	42	1,567

		241,145

Office/Business Equipment — 0.0% (g)
Xerox Corp.	85	1,689

Semiconductors — 3.9%
Advanced Micro Devices, Inc. (a)	128	2,371
Analog Devices, Inc.	110	9,451
Applied Materials, Inc.	144	4,710
Axcelis Technologies, Inc. (a)	20	356
Broadcom, Inc.	142	36,056
Brooks Automation, Inc.	45	1,165
Cabot Microelectronics Corp.	18	1,712
CEVA, Inc. (a)	13	294
Cohu, Inc.	25	408
CTS Corp.	21	540
Diodes, Inc. (a)	25	796
DSP Group, Inc. (a)	14	158
FormFactor, Inc. (a)	46	645
Intel Corp.	668	31,352

SEE NOTES TO FINANCIAL STATEMENTS.

DECEMBER 31, 2018	SIX CIRCLES TRUST	47

Six Circles U.S. Unconstrained Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF DECEMBER 31, 2018 (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	SHARES	VALUE($)
Common Stocks — continued
Semiconductors — continued
IPG Photonics Corp. (a)	5	593
KLA-Tencor Corp.	57	5,059
Kopin Corp. (a)	38	38
Kulicke & Soffa Industries, Inc., (Singapore)	42	852
Lam Research Corp.	57	7,805
Maxim Integrated Products, Inc.	106	5,394
MaxLinear, Inc., Class A (a)	39	684
Microchip Technology, Inc.	67	4,824
Micron Technology, Inc. (a)	164	5,203
MKS Instruments, Inc.	3	196
Nanometrics, Inc. (a)	15	407
NVIDIA Corp.	107	14,346
Photronics, Inc. (a)	43	412
Power Integrations, Inc.	19	1,168
Qorvo, Inc. (a)	18	1,117
QUALCOMM, Inc.	177	10,097
Rambus, Inc. (a)	67	515
Rudolph Technologies, Inc. (a)	20	403
Semtech Corp. (a)	41	1,884
Skyworks Solutions, Inc.	53	3,533
SMART Global Holdings, Inc. (a)	7	221
Texas Instruments, Inc.	328	30,999
Ultra Clean Holdings, Inc. (a)	23	197
Veeco Instruments, Inc. (a)	29	214
Xilinx, Inc.	65	5,533
Xperi Corp.	30	559

		192,267

Software — 6.2%
Activision Blizzard, Inc.	37	1,712
Adobe, Inc. (a)	71	16,165
Akamai Technologies, Inc. (a)	24	1,460
ANSYS, Inc. (a)	12	1,747
Autodesk, Inc. (a)	32	4,127
Bottomline Technologies DE, Inc. (a)	22	1,080
Broadridge Financial Solutions, Inc.	34	3,266
Cadence Design Systems, Inc. (a)	41	1,794
Cerner Corp. (a)	125	6,563
Citrix Systems, Inc.	19	1,918
Computer Programs & Systems, Inc.	8	200
CSG Systems International, Inc.	21	678
Digi International, Inc. (a)	17	174
Donnelley Financial Solutions, Inc. (a)	22	306
Dun & Bradstreet Corp. (The)	3	487
Ebix, Inc.	14	588
Fidelity National Information Services, Inc.	75	7,714
Fiserv, Inc. (a)	58	4,290
Intuit, Inc.	54	10,675
j2 Global, Inc.	7	499
Jack Henry & Associates, Inc.	17	2,114
LivePerson, Inc. (a)	36	677
ManTech International Corp., Class A	17	879
Microsoft Corp.	1,732	175,873

SECURITY DESCRIPTION	SHARES	VALUE($)

Software — continued
MicroStrategy, Inc., Class A (a)	6	767
Monotype Imaging Holdings, Inc.	27	412
MSCI, Inc., Class A	9	1,380
NextGen Healthcare, Inc. (a)	30	448
Omnicell, Inc. (a)	25	1,528
Oracle Corp.	686	30,992
Paychex, Inc.	47	3,049
PDF Solutions, Inc. (a)	17	144
Progress Software Corp.	28	997
Red Hat, Inc. (a)	26	4,552
salesforce.com, Inc. (a)	112	15,337
SPS Commerce, Inc. (a)	11	904
Synopsys, Inc. (a)	22	1,840
Tabula Rasa HealthCare, Inc. (a)	10	665
TiVo Corp.	78	738

		308,739

Total Technology		743,840

Utilities — 2.2%
Electric — 1.8%
AES Corp.	150	2,167
ALLETE, Inc.	9	675
Alliant Energy Corp.	48	2,011
American Electric Power Co., Inc.	124	9,303
Avista Corp.	55	2,355
Black Hills Corp.	10	625
CenterPoint Energy, Inc.	135	3,802
CMS Energy Corp.	53	2,653
Consolidated Edison, Inc.	76	5,811
DTE Energy Co.	38	4,180
El Paso Electric Co.	32	1,629
Evergy, Inc.	58	3,315
Eversource Energy	65	4,201
IDACORP, Inc.	8	734
MDU Resources Group, Inc.	38	904
MGE Energy, Inc.	3	204
NextEra Energy, Inc.	89	15,447
NorthWestern Corp.	11	630
OGE Energy Corp.	49	1,910
Ormat Technologies, Inc.	1	41
Otter Tail Corp.	5	263
Pinnacle West Capital Corp.	25	2,140
PNM Resources, Inc.	11	459
Portland General Electric Co.	16	755
Public Service Enterprise Group, Inc.	115	5,978
Sempra Energy	59	6,397
WEC Energy Group, Inc.	66	4,587
Xcel Energy, Inc.	104	5,108

		88,284

Gas — 0.3%
Atmos Energy Corp.	17	1,582
National Fuel Gas Co.	17	859
New Jersey Resources Corp.	12	566

SEE NOTES TO FINANCIAL STATEMENTS.

48	SIX CIRCLES TRUST	DECEMBER 31, 2018

SECURITY DESCRIPTION	SHARES	VALUE($)
Common Stocks — continued
Gas — continued
NiSource, Inc.	72	1,820
Northwest Natural Holding Co.	19	1,124
South Jersey Industries, Inc.	73	2,034
Southwest Gas Holdings, Inc.	8	627
Spire, Inc.	43	3,166
UGI Corp.	20	1,076
Vectren Corp.	15	1,076

		13,930

Water — 0.1%
American States Water Co.	26	1,776
American Water Works Co., Inc.	23	2,124
Aqua America, Inc.	30	1,013
California Water Service Group	34	1,618

		6,531

Total Utilities		108,745

Total Common Stocks (Cost $5,347,491)		4,963,117

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE($)
Short-Term Investments — 0.5%

Time Deposits — 0.5%
Australia & New Zealand Banking Group Ltd., 1.77%, 01/02/2019	800	800
BNP Paribas SA, 1.77%, 01/02/2019	11,023	11,023
Brown Brothers Harriman, 1.77%, 01/02/2019	9,249	9,249
Citibank NA, 1.77%, 01/02/2019	2,928	2,928

Total Short-Term Investments (Cost $24,000)		24,000

Total Investments — 100.2% (Cost — $5,371,491)		4,987,117

Liabilities in Excess of Other Assets — (0.2%)		(7,659)

NET ASSETS — 100.0%		$4,979,458

Percentages indicated are based on net assets.

Futures contracts outstanding as of December 31, 2018:
Exchange Traded
DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION)($)

Long Contracts

S&P 500 E-mini Index	7	03/2019	USD	846	31

Total unrealized appreciation (depreciation)					31

Summary of Investments by Industry, December 31, 2018

The following table represents the portfolio investments of the Fund by industry classifications as a percentage of total investments:

INDUSTRY	PERCENTAGE

Pharmaceuticals	15.0%

Oil & Gas	8.7%

Healthcare — Products	7.5%

Software	6.2%

Banks	5.6%

Healthcare — Services	5.0%

Computers	4.8%

Internet	4.6%

Biotechnology	4.2%

Semiconductors	3.9%

Retail	3.7%

Telecommunications	3.0%

Diversified Financial Services	2.9%

Insurance	2.1%

Electric	1.8%

INDUSTRY	PERCENTAGE

Aerospace/Defense	1.7%

Electronics	1.6%

Commercial Services	1.6%

Beverages	1.6%

Cosmetics/Personal Care	1.3%

Miscellaneous Manufacturers	1.2%

Transportation	1.1%

Others (Each less than 1.0%)	10.4%

Short-Term Investments	0.5%

NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS

REIT	— Real Estate Investment Trust
(a)	— Non-income producing security.
(g)	— Amount rounds to less than 0.05%.
(h)	— Amount rounds to less than 500.

SEE NOTES TO FINANCIAL STATEMENTS.

DECEMBER 31, 2018	SIX CIRCLES TRUST	49

Six Circles International Unconstrained Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF DECEMBER 31, 2018

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	SHARES		VALUE($)
Common Stocks — 98.7%
Australia — 0.5%
BHP Group plc	642		13,565

Austria — 0.8%
ANDRITZ AG	48		2,184
OMV AG	204		8,895
Raiffeisen Bank International AG	103		2,640
Verbund AG	86		3,697
voestalpine AG	84		2,514

			19,930

Belgium — 1.4%
Ageas	173		7,772
Colruyt SA	67		4,773
Proximus SADP	103		2,784
Solvay SA	52		5,185
Telenet Group Holding NV	35		1,648
UCB SA	58		4,767
Umicore SA	178		7,108

			34,037

Chile — 0.1%
Antofagasta plc	261		2,611

Denmark — 2.8%
AP Moller—Maersk A/S, Class A	—	(h)	556
AP Moller—Maersk A/S, Class B	1		969
Carlsberg A/S, Class B	14		1,528
Chr Hansen Holding A/S	109		9,684
Coloplast A/S, Class B	44		4,131
Danske Bank A/S	28		549
DSV A/S	184		12,141
Genmab A/S (a)	40		6,654
H Lundbeck A/S	46		2,022
ISS A/S	111		3,106
Novozymes A/S, Class B	145		6,497
Orsted A/S (e)	58		3,903
Pandora A/S	72		2,960
Tryg A/S	121		3,055
Vestas Wind Systems A/S	129		9,753
William Demant Holding A/S (a)	91		2,579

			70,087

Finland — 2.6%
Elisa OYJ	124		5,117
Fortum OYJ	97		2,114
Metso OYJ	70		1,836
Neste OYJ	226		17,534
Nokia OYJ	2,219		12,883
Nokian Renkaat OYJ	77		2,378
Orion OYJ, Class B	69		2,402
Stora Enso OYJ, Class R	385		4,459
UPM-Kymmene OYJ	502		12,719
Wartsila OYJ Abp	295		4,701

			66,143

SECURITY DESCRIPTION	SHARES	VALUE($)

France — 17.4%
Accor SA	125	5,298
Aeroports de Paris	31	5,925
Airbus SE	159	15,190
Alstom SA	147	5,937
Amundi SA (e)	39	2,087
Arkema SA	48	4,128
Atos SE	77	6,314
AXA SA	113	2,430
BioMerieux	28	1,817
BNP Paribas SA	76	3,445
Bouygues SA	22	792
Bureau Veritas SA	178	3,630
Capgemini SE	154	15,312
Carrefour SA	97	1,665
Casino Guichard Perrachon SA	56	2,342
Cie de Saint-Gobain	65	2,159
Cie Generale des Etablissements Michelin SCA	9	866
CNP Assurances	8	168
Covivio	31	2,990
Credit Agricole SA	79	850
Dassault Aviation SA	2	3,043
Dassault Systemes SE	48	5,698
Edenred	259	9,533
Eiffage SA	52	4,362
Electricite de France SA	294	4,653
Engie SA	167	2,401
EssilorLuxottica SA	99	12,503
Eurazeo SE	31	2,196
Eutelsat Communications SA	116	2,282
Faurecia SA	52	1,946
Gecina SA	30	3,908
Getlink SE	406	5,462
Hermes International	8	4,501
ICADE	23	1,729
Iliad SA	18	2,486
Imerys SA	24	1,163
Ingenico Group SA	44	2,481
Ipsen SA	34	4,440
JCDecaux SA	48	1,361
Kering SA	14	6,693
Klepierre SA	156	4,834
Legrand SA	176	9,940
LVMH Moet Hennessy Louis Vuitton SE	55	16,242
Orange SA	101	1,636
Pernod Ricard SA	50	8,238
Peugeot SA	444	9,475
Remy Cointreau SA	15	1,720
Renault SA	23	1,431
Rexel SA	246	2,619
Safran SA	155	18,614
Sanofi	474	41,082
Sartorius Stedim Biotech	35	3,497
Schneider Electric SE	40	2,682
SCOR SE	176	7,932
SEB SA	15	1,919

SEE NOTES TO FINANCIAL STATEMENTS.

50	SIX CIRCLES TRUST	DECEMBER 31, 2018

SECURITY DESCRIPTION	SHARES	VALUE($)
Common Stocks — continued
France — continued
Societe BIC SA	17	1,757
Societe Generale SA	74	2,354
Sodexo SA	60	6,124
Suez	250	3,302
Teleperformance	59	9,473
Thales SA	47	5,529
TOTAL SA	1,628	85,871
Ubisoft Entertainment SA (a)	75	6,056
Valeo SA	169	4,915
Veolia Environnement SA	360	7,369
Vinci SA	33	2,728
Wendel SA	19	2,222

		435,747

Germany — 7.1%
1&1 Drillisch AG	35	1,801
Axel Springer SE	33	1,842
Bayer AG (Registered)	75	5,247
Bayerische Motoren Werke AG	24	1,910
Brenntag AG	102	4,448
Commerzbank AG (a)	744	4,941
Covestro AG (e)	138	6,857
Daimler AG (Registered)	71	3,722
Delivery Hero SE (a) (e)	61	2,267
Deutsche Bank AG (Registered)	230	1,834
Deutsche Boerse AG	69	8,256
Deutsche Lufthansa AG (Registered)	213	4,801
Deutsche Wohnen SE	347	15,843
Evonik Industries AG	7	172
Fraport AG Frankfurt Airport Services Worldwide	28	1,999
Fresenius Medical Care AG & Co. KGaA	10	669
Fresenius SE & Co. KGaA	12	569
GEA Group AG	107	2,768
Hannover Rueck SE	58	7,853
HeidelbergCement AG	11	678
HOCHTIEF AG	14	1,925
HUGO BOSS AG	42	2,563
KION Group AG	46	2,357
LANXESS AG	57	2,633
Merck KGaA	52	5,314
METRO AG	162	2,495
MTU Aero Engines AG	66	12,000
OSRAM Licht AG	66	2,860
ProSiebenSat.1 Media SE	155	2,758
Puma SE	8	4,084
RWE AG	343	7,460
Siemens AG (Registered)	61	6,790
Siemens Healthineers AG (a) (e)	59	2,474
Symrise AG	128	9,480
Telefonica Deutschland Holding AG	505	1,986
TUI AG	287	4,127
Uniper SE	199	5,121
United Internet AG (Registered)	82	3,594
Volkswagen AG	3	505

SECURITY DESCRIPTION	SHARES	VALUE($)

Germany — continued
Vonovia SE	118	5,309
Wirecard AG	72	10,881
Zalando SE (a) (e)	73	1,888

		177,081

Ireland — 1.8%
AerCap Holdings NV (a)	112	4,418
AIB Group plc	525	2,215
Bank of Ireland Group plc	660	3,673
DCC plc	68	5,199
Kerry Group plc, Class A	153	15,152
Kingspan Group plc	101	4,314
Paddy Power Betfair plc	54	4,413
Smurfit Kappa Group plc	186	4,958

		44,342

Isle of Man — 0.1%
GVC Holdings plc	359	3,084

Italy — 3.8%
Assicurazioni Generali SpA	57	952
Atlantia SpA	17	344
Davide Campari-Milano SpA	554	4,691
Enel SpA	498	2,885
ENI SpA	2,379	37,580
Ferrari NV	110	10,905
Intesa Sanpaolo SpA	447	995
Leonardo SpA	152	1,336
Mediobanca Banca di Credito Finanziario SpA	446	3,774
Moncler SpA	160	5,334
Pirelli & C SpA (a) (e)	265	1,704
Poste Italiane SpA (e)	350	2,806
Prysmian SpA	178	3,459
Recordati SpA	71	2,453
Snam SpA	1,585	6,938
Telecom Italia SpA (a)	1,335	739
Telecom Italia SpA	821	394
Terna Rete Elettrica Nazionale SpA	1,100	6,250
UniCredit SpA	178	2,014

		95,553

Luxembourg — 1.2%
ArcelorMittal	78	1,616
Aroundtown SA	950	7,883
Eurofins Scientific SE	8	2,809
Millicom International Cellular SA, ADR	44	2,816
RTL Group SA	26	1,385
SES SA, Class A	432	8,271
Tenaris SA	387	4,159

		28,939

Mexico — 0.1%
Fresnillo plc	148	1,627

Netherlands — 12.3%
Aegon NV	530	2,485
ASML Holding NV	78	12,263

SEE NOTES TO FINANCIAL STATEMENTS.

DECEMBER 31, 2018	SIX CIRCLES TRUST	51

Six Circles International Unconstrained Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF DECEMBER 31, 2018 (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	SHARES	VALUE($)
Common Stocks — continued
Netherlands — continued
EXOR NV	77	4,181
ING Groep NV	184	1,983
Koninklijke Ahold Delhaize NV	758	19,161
Koninklijke DSM NV	33	2,659
Koninklijke KPN NV	2,252	6,577
Koninklijke Philips NV	38	1,349
Koninklijke Vopak NV	110	5,006
NN Group NV	292	11,616
NXP Semiconductors NV	31	2,240
QIAGEN NV (a)	232	7,942
Randstad NV	89	4,084
Royal Dutch Shell plc, Class A	3,877	114,125
Royal Dutch Shell plc, Class B	3,129	93,539
Wolters Kluwer NV	313	18,381

		307,591

Norway — 2.4%
Aker BP ASA	181	4,571
Equinor ASA	1,228	26,056
Gjensidige Forsikring ASA	132	2,063
Marine Harvest ASA	507	10,695
Norsk Hydro ASA	960	4,351
Orkla ASA	552	4,319
Schibsted ASA, Class B	110	3,344
Yara International ASA	124	4,770

		60,169

Portugal — 0.5%
EDP—Energias de Portugal SA	132	462
Galp Energia SGPS SA	708	11,150
Jeronimo Martins SGPS SA	167	1,975

		13,587

South Africa — 0.1%
Investec plc	445	2,499

Spain — 3.2%
ACS Actividades de Construccion y Servicios SA	200	7,758
Amadeus IT Group SA	212	14,750
Banco Bilbao Vizcaya Argentaria SA	329	1,747
Banco de Sabadell SA	4,398	5,032
Banco Santander SA	867	3,937
Bankia SA	1,022	2,991
Bankinter SA	511	4,100
Enagas SA	17	463
Grifols SA	208	5,450
Iberdrola SA	315	2,531
Mapfre SA	1,072	2,848
Naturgy Energy Group SA	120	3,055
Red Electrica Corp. SA	231	5,143
Repsol SA	1,007	16,184
Siemens Gamesa Renewable Energy SA (a)	203	2,471
Telefonica SA	228	1,919

		80,379

SECURITY DESCRIPTION	SHARES		VALUE($)

Sweden — 4.1%
Alfa Laval AB	286		6,158
Boliden AB	196		4,237
Electrolux AB, Class B	158		3,328
Epiroc AB, Class A (a)	435		4,138
Epiroc AB, Class B (a)	256		2,282
Hexagon AB, Class B	213		9,836
Husqvarna AB, Class B	275		2,039
ICA Gruppen AB	88		3,148
Industrivarden AB, Class C	114		2,314
Kinnevik AB, Class B	158		3,824
L E Lundbergforetagen AB, Class B	50		1,470
Lundin Petroleum AB	333		8,312
Securitas AB, Class B	308		4,954
Skandinaviska Enskilda Banken AB, Class A	464		4,512
Skanska AB, Class B	226		3,604
SKF AB, Class B	263		3,999
Swedbank AB, Class A	248		5,550
Swedish Match AB	224		8,825
Tele2 AB, Class B	331		4,221
Telefonaktiebolaget LM Ericsson, Class B	1,420		12,572
Telia Co. AB	751		3,570
Volvo AB, Class B	55		720

			103,613

Switzerland — 13.3%
Adecco Group AG (Registered)	114		5,354
Baloise Holding AG (Registered)	31		4,325
Barry Callebaut AG (Registered)	2		3,763
Chocoladefabriken Lindt & Spruengli AG	1		7,071
Chocoladefabriken Lindt & Spruengli AG (Registered)	—	(h)	8,284
Clariant AG (Registered) (a)	133		2,453
Coca-Cola HBC AG (a)	134		4,195
Credit Suisse Group AG (Registered) (a)	119		1,299
Dufry AG (Registered) (a)	22		2,054
EMS-Chemie Holding AG (Registered)	5		2,595
Ferguson plc	153		9,797
Geberit AG (Registered)	25		9,582
Givaudan SA (Registered)	10		22,394
Glencore plc (a)	722		2,685
Julius Baer Group Ltd. (a)	146		5,210
LafargeHolcim Ltd. (Registered) (a)	21		851
Lonza Group AG (Registered) (a)	87		22,527
Nestle SA (Registered)	520		42,237
Novartis AG (Registered)	595		50,970
Pargesa Holding SA	26		1,859
Partners Group Holding AG	16		9,650
Roche Holding AG	176		43,577
Sika AG (Registered)	125		15,837
Sonova Holding AG (Registered)	37		6,039
STMicroelectronics NV	517		7,329
Straumann Holding AG (Registered)	7		4,290
Swiss Life Holding AG (Registered) (a)	36		13,944
Swiss Prime Site AG (Registered) (a)	53		4,271
Swiss Re AG	68		6,248

SEE NOTES TO FINANCIAL STATEMENTS.

52	SIX CIRCLES TRUST	DECEMBER 31, 2018

SECURITY DESCRIPTION	SHARES	VALUE($)
Common Stocks — continued
Switzerland — continued
Temenos AG (Registered) (a)	61	7,335
Vifor Pharma AG	41	4,450

		332,475

United Arab Emirates — 0.1%
NMC Health plc	98	3,426

United Kingdom — 22.8%
3i Group plc	686	6,773
Admiral Group plc	133	3,471
Anglo American plc	346	7,743
Ashtead Group plc	410	8,544
AstraZeneca plc	497	37,108
Auto Trader Group plc (e)	990	5,745
Babcock International Group plc	209	1,304
Barclays plc	1,605	3,072
Barratt Developments plc	733	4,323
Berkeley Group Holdings plc	87	3,880
BP plc	19,157	121,107
British American Tobacco plc	194	6,188
British Land Co. plc (The)	690	4,691
BT Group plc	422	1,283
Bunzl plc	318	9,592
Burberry Group plc	273	5,993
Centrica plc	3,753	6,475
CNH Industrial NV	674	6,088
Coca-Cola European Partners plc	92	4,233
ConvaTec Group plc (e)	951	1,684
Croda International plc	134	8,005
Diageo plc	686	24,499
Direct Line Insurance Group plc	914	3,716
easyJet plc	120	1,695
Experian plc	325	7,884
Fiat Chrysler Automobiles NV (a)	131	1,890
G4S plc	1,031	2,602
GlaxoSmithKline plc	1,491	28,419
Hammerson plc	564	2,372
Hargreaves Lansdown plc	274	6,467
Imperial Brands plc	146	4,430
Informa plc	824	6,615
InterContinental Hotels Group plc	120	6,472
International Consolidated Airlines Group SA	145	1,152
Intertek Group plc	107	6,529
ITV plc	2,401	3,822
J Sainsbury plc	2,357	7,966
John Wood Group plc	1,115	7,175
Johnson Matthey plc	127	4,517
Kingfisher plc	1,532	4,029
Land Securities Group plc	569	5,840
Lloyds Banking Group plc	2,965	1,954
London Stock Exchange Group plc	292	15,161
Marks & Spencer Group plc	1,136	3,563
Meggitt plc	847	5,085
Melrose Industries plc	3,376	7,053
Merlin Entertainments plc (e)	473	1,917

SECURITY DESCRIPTION	SHARES	VALUE($)

United Kingdom — continued
Micro Focus International plc	356	6,234
Mondi plc	242	5,048
Next plc	124	6,290
Pearson plc	813	9,738
Persimmon plc	218	5,380
Rio Tinto plc	317	15,172
Royal Bank of Scotland Group plc	293	814
Royal Mail plc	743	2,577
RSA Insurance Group plc	668	4,386
Sage Group plc (The)	717	5,502
Schroders plc	81	2,529
Segro plc	915	6,868
Severn Trent plc	164	3,811
Smith & Nephew plc	579	10,842
Smiths Group plc	262	4,555
St James’s Place plc	346	4,165
Standard Chartered plc	197	1,530
Standard Life Aberdeen plc	1,542	5,048
Taylor Wimpey plc	2,316	4,028
Tesco plc	2,937	7,124
United Utilities Group plc	468	4,398
Vodafone Group plc	1,881	3,657
Weir Group plc (The)	161	2,666
Whitbread plc	180	10,502
Wm Morrison Supermarkets plc	2,636	7,167
WPP plc	54	588

		570,745

United States — 0.2%
Carnival plc	114	5,467

Total Common Stocks (Cost $2,644,435)		2,472,697

Preferred Stocks — 0.5%
Germany — 0.5%
Bayerische Motoren Werke AG	5	335
FUCHS PETROLUB SE	46	1,903
Porsche Automobil Holding SE	20	1,185
Sartorius AG	38	4,749
Volkswagen AG	18	2,858

Total Preferred Stocks (Cost $11,841)		11,030

	NUMBER OF RIGHTS
Right — 0.0% (g)
Spain — 0.0% (g)
Repsol SA, expiring 01/23/2019 (a) (Cost $459)	999	458

SEE NOTES TO FINANCIAL STATEMENTS.

DECEMBER 31, 2018	SIX CIRCLES TRUST	53

Six Circles International Unconstrained Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF DECEMBER 31, 2018 (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE($)
Short-Term Investments — 1.1%
Time Deposits — 1.1%
BNP Paribas SA, 1.77%, 01/02/2019		7,826	7,826
Brown Brothers Harriman,
(1.45%), 01/03/2019	CHF	1,951	1,985
(0.65%), 01/02/2019	DKK	2,722	418
(0.27%), 01/04/2019	JPY	1,023	9
0.24%, 01/02/2019	NOK	602	70
1.77%, 01/02/2019		1,574	1,574
Citibank NA,
(0.57%), 01/02/2019	EUR	6,329	7,251
0.37%, 01/02/2019	GBP	5,148	6,561
1.77%, 01/02/2019		852	852
Skandinaviska Enskilda Banken AB, (4.70%), 01/02/2019	SEK	7,307	824

Total Short-Term Investments (Cost $27,370)			27,370

Total Investments — 100.3% (Cost — $2,684,105)			2,511,555

Liabilities in Excess of Other Assets — (0.3)%			(7,047)

NET ASSETS — 100.0%			$2,504,508

Percentages indicated are based on net assets.

Futures contracts outstanding as of December 31, 2018:
Exchange Traded
DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION)($)

Long Contracts

EURO STOXX 50 Index	218	03/2019	EUR	7,391	37

FTSE 100 Index	81	03/2019	GBP	6,850	25

Total unrealized appreciation (depreciation)					62

SEE NOTES TO FINANCIAL STATEMENTS.

54	SIX CIRCLES TRUST	DECEMBER 31, 2018

Summary of Investments by Industry, December 31, 2018

The following table represents the portfolio investments of the Fund by industry classifications as a percentage of total investments:

INDUSTRY	PERCENTAGE

Oil & Gas	21.9%

Pharmaceuticals	9.4%

Food	6.3%

Chemicals	3.8%

Insurance	3.5%

Healthcare — Products	3.2%

Telecommunications	3.0%

Banks	2.8%

Commercial Services	2.7%

Aerospace/Defense	2.4%

Diversified Financial Services	2.3%

Mining	2.1%

Beverages	2.0%

Media	2.0%

Electric	1.9%

Software	1.8%

Apparel	1.7%

Auto Manufacturers	1.4%

Building Materials	1.4%

Computers	1.3%

Real Estate	1.3%

REITS	1.3%

Machinery — Diversified	1.2%

Engineering & Construction	1.2%

Miscellaneous Manufacturers	1.1%

Forest Products & Paper	1.1%

Others (Each less than 1.0%)	14.8%

Short-Term Investments	1.1%

NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS

ADR	— American Depositary Receipt
(a)	— Non-income producing security.
(e)

—  Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. Unless otherwise indicated, this security has been determined to be liquid under procedures established by the Board of Trustees and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(g)	— Amount rounds to less than 0.05%.
(h)	— Amount rounds to less than 500.
CHF	— Swiss Franc
DKK	— Danish Krone
EUR	— Euro
GBP	— British Pound
JPY	— Japanese Yen
NOK	— Norwegian Krone
SEK	— Swedish Krona

SEE NOTES TO FINANCIAL STATEMENTS.

DECEMBER 31, 2018	SIX CIRCLES TRUST	55

STATEMENTS OF ASSETS AND LIABILITIES

AS OF DECEMBER 31, 2018

(Amounts in thousands, except per share amounts)

	Six Circles Ultra Short Duration Fund
ASSETS:
Investments in non-affiliates, at value	$931,258
Repurchase agreements, at value	172,500
Foreign currency, at value	—	(a)
Deposits at broker for futures contracts	641
Deposits at broker for centrally cleared swaps	1,183
Deferred offering costs	93
Prepaid expenses	56
Receivables:
Fund shares sold	1,284
Interest and dividends from non-affiliates	4,346
Unrealized appreciation on forward foreign currency exchange contracts	28
Due from adviser	256

Total Assets	1,111,645

LIABILITIES:
Payables:
Due to custodian	245
Investment securities purchased	27,370
Fund shares redeemed	635
Variation margin on futures contracts	104
Variation margin on centrally cleared swaps (net upfront receipts of $35)	40
Accrued liabilities:
Investment advisory fees	89
Administration fees	19
Custodian and accounting fees	45
Trustees’ fees	—	(a)
Registration and filing fees	140
Other	108

Total Liabilities	28,795

Net Assets	$1,082,850

NET ASSETS:
Paid-in capital	$1,086,578
Total distributable earnings (loss)	(3,728)

Total Net Assets	$1,082,850

Outstanding units of beneficial interest (shares) ($0.0001 par value; unlimited number of shares authorized):	108,552
Net Asset Value, offering and redemption price per share (b):	$9.98
Cost of investments in non-affiliates	$932,863
Cost of repurchase agreements	172,500
Cost of foreign currency	—	(a)

(a)	Amount rounds to less than $500.
(b)	Per share amounts may not recalculate due to rounding of net assets and/or shares outstanding.

SEE NOTES TO FINANCIAL STATEMENTS.

56	SIX CIRCLES TRUST	DECEMBER 31, 2018

	Six Circles Tax Aware Ultra Short Duration Fund
ASSETS:
Investments in non-affiliates, at value	$1,116,279
Repurchase agreements, at value	11,000
Foreign currency, at value	—	(a)
Deposits at broker for futures contracts	626
Deposits at broker for centrally cleared swaps	1,158
Deferred offering costs	93
Prepaid expenses	56
Receivables:
Fund shares sold	791
Interest and dividends from non-affiliates	5,540
Unrealized appreciation on forward foreign currency exchange contracts	6
Due from adviser	261

Total Assets	1,135,810

LIABILITIES:
Payables:
Due to custodian	223
Investment securities purchased	34,735
Fund shares redeemed	2,315
Variation margin on futures contracts	112
Variation margin on centrally cleared swaps (net upfront receipts of $25)	11
Accrued liabilities:
Investment advisory fees	81
Administration fees	19
Custodian and accounting fees	38
Trustees’ fees	—	(a)
Registration and filing fees	172
Other	100

Total Liabilities	37,806

Net Assets	$1,098,004

NET ASSETS:
Paid-in capital	$1,100,445
Total distributable earnings (loss)	(2,441)

Total Net Assets	$1,098,004

Outstanding units of beneficial interest (shares) ($0.0001 par value; unlimited number of shares authorized):	110,043
Net Asset Value, offering and redemption price per share (b):	$9.98
Cost of investments in non-affiliates	$1,116,486
Cost of repurchase agreements	11,000
Cost of foreign currency	—	(a)

(a)	Amount rounds to less than $500.
(b)	Per share amounts may not recalculate due to rounding of net assets and/or shares outstanding.

SEE NOTES TO FINANCIAL STATEMENTS.

DECEMBER 31, 2018	SIX CIRCLES TRUST	57

STATEMENTS OF ASSETS AND LIABILITIES

AS OF DECEMBER 31, 2018

(Amounts in thousands, except per share amounts)

Six Circles U.S. Unconstrained Equity Fund
ASSETS:
Investments in non-affiliates, at value	$4,987,117
Cash	75
Deposits at broker for futures contracts	43
Deferred offering costs	89
Prepaid expenses	12
Receivables:
Investment securities sold	1,730
Fund shares sold	13,653
Interest and dividends from non-affiliates	4,996
Tax reclaims	99
Variation margin on futures contracts	7

Total Assets	5,007,821

LIABILITIES:
Payables:
Investment securities purchased	22,398
Fund shares redeemed	4,794
Accrued liabilities:
Investment advisory fees	126
Administration fees	17
Custodian and accounting fees	65
Trustees’ fees	1
Registration and filing fees	762
Other	200

Total Liabilities	28,363

Net Assets	$4,979,458

NET ASSETS:
Paid-in capital	$5,400,898
Total distributable earnings (loss)	(421,440)

Total Net Assets	$4,979,458

Outstanding units of beneficial interest (shares) ($0.0001 par value; unlimited number of shares authorized):	550,310
Net Asset Value, offering and redemption price per share (b):	$9.05
Cost of investments in non-affiliates	$5,371,491

(b)	Per share amounts may not recalculate due to rounding of net assets and/or shares outstanding.

SEE NOTES TO FINANCIAL STATEMENTS.

58	SIX CIRCLES TRUST	DECEMBER 31, 2018

Six Circles International Unconstrained Equity Fund
ASSETS:
Investments in non-affiliates, at value	$2,511,555
Cash	35
Deposits at broker for futures contracts	840
Deferred offering costs	89
Prepaid expenses	12
Receivables:
Investment securities sold	5,185
Fund shares sold	7,431
Interest and dividends from non-affiliates	2,236
Tax reclaims	179

Total Assets	2,527,562

LIABILITIES:
Payables:
Due to custodian	9
Investment securities purchased	19,588
Fund shares redeemed	2,694
Variation margin on futures contracts	13
Accrued liabilities:
Investment advisory fees	83
Administration fees	19
Custodian and accounting fees	135
Trustees’ fees	1
Registration and filing fees	382
Other	130

Total Liabilities	23,054

Net Assets	$2,504,508

NET ASSETS:
Paid-in capital	$2,720,802
Total distributable earnings (loss)	(216,294)

Total Net Assets	$2,504,508

Outstanding units of beneficial interest (shares) ($0.0001 par value; unlimited number of shares authorized):	301,894
Net Asset Value, offering and redemption price per share (b):	$8.30
Cost of investments in non-affiliates	$2,684,105
Cost of foreign currency	(9)

(b)	Per share amounts may not recalculate due to rounding of net assets and/or shares outstanding.

SEE NOTES TO FINANCIAL STATEMENTS.

DECEMBER 31, 2018	SIX CIRCLES TRUST	59

STATEMENTS OF OPERATIONS

FOR THE PERIOD ENDED DECEMBER 31, 2018

(Amounts in thousands)

Six Circles Ultra Short Duration Fund*
INVESTMENT INCOME:
Interest income from non-affiliates	$5,858

Total investment income	5,858

EXPENSES:
Investment advisory fees	544
Administration fees	19
Custodian and accounting fees	45
Professional fees	94
Organizational fees	217
Trustees’ fees	218
Printing and mailing costs	23
Registration and filing fees	190
Transfer agency fees	37
Recoupment of expense reimbursement	277
Offering costs	69
Interest expense	5
Other	4

Total expenses	1,742

Less advisory fees waived	(334)
Less expense reimbursements	(533)

Net expenses	875

Net investment income (loss)	4,983

REALIZED/UNREALIZED GAINS (LOSSES):
Net realized gain (loss) on:
Investments in non-affiliates	3
Futures contracts	(1,413)
Securities sold short	(7)
Foreign currency transactions	— (a)
Forward foreign currency exchange contracts	2
Swaps	243

Net realized gain (loss)	(1,172)

Change in net unrealized appreciation (depreciation) of:
Investments in non-affiliates	(1,605)
Futures contracts	(245)
Foreign currency translations	3
Forward foreign currency exchange contracts	28
Swaps	(685)

Change in net unrealized appreciation (depreciation)	(2,504)

Net realized/unrealized gains (losses)	(3,676)

Change in net assets resulting from operations	$1,307

*	Six Circles Ultra Short Duration Fund was launched on July 9, 2018.
(a)	Amount rounds to less than $500.

SEE NOTES TO FINANCIAL STATEMENTS.

60	SIX CIRCLES TRUST	DECEMBER 31, 2018

Six Circles Tax Aware Ultra Short Duration Fund*
INVESTMENT INCOME:
Interest income from non-affiliates	$4,548

Total investment income	4,548

EXPENSES:
Investment advisory fees	535
Administration fees	19
Custodian and accounting fees	38
Professional fees	84
Organizational fees	217
Trustees’ fees	217
Printing and mailing costs	23
Registration and filing fees	222
Transfer agency fees	37
Recoupment of expense reimbursement	275
Offering costs	69
Interest expense	6
Other	4

Total expenses	1,746

Less advisory fees waived	(348)
Less expense reimbursements	(536)

Net expenses	862

Net investment income (loss)	3,686

REALIZED/UNREALIZED GAINS (LOSSES):
Net realized gain (loss) on:
Investments in non-affiliates	1
Futures contracts	(1,382)
Securities sold short	(6)
Foreign currency transactions	(6)
Forward foreign currency exchange contracts	2
Swaps	237

Net realized gain (loss)	(1,154)

Change in net unrealized appreciation (depreciation) of:
Investments in non-affiliates	(207)
Futures contracts	(290)
Foreign currency translations	3
Forward foreign currency exchange contracts	6
Swaps	(675)

Change in net unrealized appreciation (depreciation)	(1,163)

Net realized/unrealized gains (losses)	(2,317)

Change in net assets resulting from operations	$1,369

*	Six Circles Tax Aware Ultra Short Duration Fund was launched on July 9, 2018.

SEE NOTES TO FINANCIAL STATEMENTS.

DECEMBER 31, 2018	SIX CIRCLES TRUST	61

STATEMENTS OF OPERATIONS

FOR THE PERIOD ENDED DECEMBER 31, 2018

(Amounts in thousands)

Six Circles U.S. Unconstrained Equity Fund*
INVESTMENT INCOME:
Interest income from non-affiliates	$434
Dividend income from non-affiliates	20,716
Foreign taxes withheld	(10)

Total investment income	21,140

EXPENSES:
Investment advisory fees	2,189
Administration fees	17
Custodian and accounting fees	65
Professional fees	183
Organizational fees	217
Trustees’ fees	150
Printing and mailing costs	102
Registration and filing fees	773
Transfer agency fees	37
Recoupment of expense reimbursement	527
Offering costs	66
Interest expense	— (a)
Other	7

Total expenses	4,333

Less advisory fees waived	(1,927)
Less expense reimbursements	(527)

Net expenses	1,879

Net investment income (loss)	19,261

REALIZED/UNREALIZED GAINS (LOSSES):
Net realized gain (loss) on:
Investments in non-affiliates	(36,716)
Futures contracts	203

Net realized gain (loss)	(36,513)

Change in net unrealized appreciation (depreciation) of:
Investments in non-affiliates	(384,374)
Futures contracts	31

Change in net unrealized appreciation (depreciation)	(384,343)

Net realized/unrealized gains (losses)	(420,856)

Change in net assets resulting from operations	$(401,595)

*	Six Circles U.S. Unconstrained Equity Fund was launched on July 9, 2018.
(a)	Amount rounds to less than $500.

SEE NOTES TO FINANCIAL STATEMENTS.

62	SIX CIRCLES TRUST	DECEMBER 31, 2018

Six Circles International Unconstrained Equity Fund*
INVESTMENT INCOME:
Interest income from non-affiliates	$195
Dividend income from non-affiliates	9,273
Foreign taxes withheld	(596)

Total investment income	8,872

EXPENSES:
Investment advisory fees	1,085
Administration fees	19
Custodian and accounting fees	135
Professional fees	119
Organizational fees	217
Trustees’ fees	93
Printing and mailing costs	49
Registration and filing fees	393
Transfer agency fees	37
Recoupment of expense reimbursement	580
Offering costs	65
Interest expense	24
Other	4

Total expenses	2,820

Less advisory fees waived	(911)
Less expense reimbursements	(580)

Net expenses	1,329

Net investment income (loss)	7,543

REALIZED/UNREALIZED GAINS (LOSSES):
Net realized gain (loss) on:
Investments in non-affiliates	(37,930)
Futures contracts	(5,742)
Foreign currency transactions	(2,763)

Net realized gain (loss)	(46,435)

Change in net unrealized appreciation (depreciation) of:
Investments in non-affiliates	(172,550)
Futures contracts	62
Foreign currency translations	52

Change in net unrealized appreciation (depreciation)	(172,436)

Net realized/unrealized gains (losses)	(218,871)

Change in net assets resulting from operations	$(211,328)

*	Six Circles International Unconstrained Equity Fund was launched on July 9, 2018.

SEE NOTES TO FINANCIAL STATEMENTS.

DECEMBER 31, 2018	SIX CIRCLES TRUST	63

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE PERIOD ENDED DECEMBER 31, 2018

(Amounts in thousands)

Six Circles Ultra Short Duration Fund*
Period Ended December 31, 2018
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$4,983
Net realized gain (loss)	(1,172)
Change in net unrealized appreciation (depreciation)	(2,504)

Change in net assets resulting from operations	1,307

DISTRIBUTIONS TO SHAREHOLDERS:
Distributions to shareholders	(5,035)

CAPITAL TRANSACTIONS:
Change in net assets resulting from capital transactions	1,086,578

NET ASSETS:
Change in net assets	1,082,850
Beginning of period	—

End of period	$1,082,850

CAPITAL TRANSACTIONS:
Proceeds from shares issued	$1,156,695
Distributions reinvested	5,035
Cost of shares redeemed	(75,152)

Total change in net assets resulting from capital transactions	$1,086,578

SHARE TRANSACTIONS:
Issued	115,561
Reinvested	504
Redeemed	(7,513)

Change in Shares	108,552

*	Six Circles Ultra Short Duration Fund was launched on July 9, 2018.

SEE NOTES TO FINANCIAL STATEMENTS.

64	SIX CIRCLES TRUST	DECEMBER 31, 2018

Six Circles Tax Aware Ultra Short Duration Fund*
Period Ended December 31, 2018
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$3,686
Net realized gain (loss)	(1,154)
Change in net unrealized appreciation (depreciation)	(1,163)

Change in net assets resulting from operations	1,369

DISTRIBUTIONS TO SHAREHOLDERS:
Distributions to shareholders	(3,810)

CAPITAL TRANSACTIONS:
Change in net assets resulting from capital transactions	1,100,445

NET ASSETS:
Change in net assets	1,098,004
Beginning of period	—

End of period	$1,098,004

CAPITAL TRANSACTIONS:
Proceeds from shares issued	$1,164,544
Distributions reinvested	3,810
Cost of shares redeemed	(67,909)

Total change in net assets resulting from capital transactions	$1,100,445

SHARE TRANSACTIONS:
Issued	116,455
Reinvested	381
Redeemed	(6,793)

Change in Shares	110,043

*	Six Circles Tax Aware Ultra Short Duration Fund was launched on July 9, 2018.

SEE NOTES TO FINANCIAL STATEMENTS.

DECEMBER 31, 2018	SIX CIRCLES TRUST	65

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE PERIOD ENDED DECEMBER 31, 2018

(Amounts in thousands)

Six Circles U.S. Unconstrained Equity Fund*
Period Ended December 31, 2018
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$19,261
Net realized gain (loss)	(36,513)
Change in net unrealized appreciation (depreciation)	(384,343)

Change in net assets resulting from operations	(401,595)

DISTRIBUTIONS TO SHAREHOLDERS:
Distributions to shareholders	(19,845)

CAPITAL TRANSACTIONS:
Change in net assets resulting from capital transactions	5,400,898

NET ASSETS:
Change in net assets	4,979,458
Beginning of period	—

End of period	$4,979,458

CAPITAL TRANSACTIONS:
Proceeds from shares issued	$5,520,423
Distributions reinvested	19,845
Cost of shares redeemed	(139,370)

Total change in net assets resulting from capital transactions	$5,400,898

SHARE TRANSACTIONS:
Issued	562,971
Reinvested	2,208
Redeemed	(14,869)

Change in Shares	550,310

*	Six Circles U.S. Unconstrained Equity Fund was launched on July 9, 2018.

SEE NOTES TO FINANCIAL STATEMENTS.

66	SIX CIRCLES TRUST	DECEMBER 31, 2018

Six Circles International Unconstrained Equity Fund*
Period Ended December 31, 2018
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$7,543
Net realized gain (loss)	(46,435)
Change in net unrealized appreciation (depreciation)	(172,436)

Change in net assets resulting from operations	(211,328)

DISTRIBUTIONS TO SHAREHOLDERS:
Distributions to shareholders	(4,966)

CAPITAL TRANSACTIONS:
Change in net assets resulting from capital transactions	2,720,802

NET ASSETS:
Change in net assets	2,504,508
Beginning of period	—

End of period	$2,504,508

CAPITAL TRANSACTIONS:
Proceeds from shares issued	$2,786,528
Distributions reinvested	4,966
Cost of shares redeemed	(70,692)

Total change in net assets resulting from capital transactions	$2,720,802

SHARE TRANSACTIONS:
Issued	309,559
Reinvested	602
Redeemed	(8,267)

Change in Shares	301,894

*	Six Circles International Unconstrained Equity Fund was launched on July 9, 2018.

SEE NOTES TO FINANCIAL STATEMENTS.

DECEMBER 31, 2018	SIX CIRCLES TRUST	67

FINANCIAL HIGHLIGHTS

FOR THE PERIOD ENDED DECEMBER 31, 2018

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss) (b)	Net realized and unrealized gains (losses) on investments and foreign currency transactions	Total from investment operations	Net investment income	Net realized gain	Total distributions

Six Circles Ultra Short Duration Fund*
Period Ended December 31, 2018	$10.00	$0.11	$(0.04)	$0.07	$(0.09)	$—	$(0.09)

*	Six Circles Ultra Short Duration Fund was launched on July 9, 2018.
(a)	Certain expenses incurred by the Fund were not annualized for the period.
(b)	Calculated based upon average shares outstanding.
(c)	Not annualized for periods less than one year.
(d)

Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(e)	Includes interest expense, if applicable, which is less than 0.005% unless otherwise noted.

SEE NOTES TO FINANCIAL STATEMENTS.

68	SIX CIRCLES TRUST	DECEMBER 31, 2018

	Ratios/Supplemental data
			Ratios to average net assets (a)
Net asset value, end of period	Total return (c)(d)	Net assets, end of period (000’s)	Net expenses (e)	Net investment income (loss)	Expenses without waivers and reimbursements	Portfolio turnover rate (c)

$9.98	0.74%	$1,082,850	0.23%	2.46%	0.63%	24.56%

SEE NOTES TO FINANCIAL STATEMENTS.

DECEMBER 31, 2018	SIX CIRCLES TRUST	69

FINANCIAL HIGHLIGHTS

FOR THE PERIOD ENDED DECEMBER 31, 2018

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss) (b)	Net realized and unrealized gains (losses) on investments and foreign currency transactions	Total from investment operations	Net investment income	Net realized gain	Total distributions

Six Circles Tax Aware Ultra Short Duration Fund*
Period Ended December 31, 2018	$10.00	$0.08	$(0.03)	$0.05	$(0.07)	$—	$(0.07)

*	Six Circles Tax Aware Ultra Short Duration Fund was launched on July 9, 2018.
(a)	Certain expenses incurred by the Fund were not annualized for the period.
(b)	Calculated based upon average shares outstanding.
(c)	Not annualized for periods less than one year.
(d)

Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(e)	Includes interest expense, if applicable, which is less than 0.005% unless otherwise noted.

SEE NOTES TO FINANCIAL STATEMENTS.

70	SIX CIRCLES TRUST	DECEMBER 31, 2018

	Ratios/Supplemental data
			Ratios to average net assets (a)
Net asset value, end of period	Total return (c)(d)	Net assets, end of period (000’s)	Net expenses (e)	Net investment income (loss)	Expenses without waivers and reimbursements	Portfolio turnover rate (c)

$9.98	0.48%	$1,098,004	0.22%	1.90%	0.64%	33.02%

SEE NOTES TO FINANCIAL STATEMENTS.

DECEMBER 31, 2018	SIX CIRCLES TRUST	71

FINANCIAL HIGHLIGHTS

FOR THE PERIOD ENDED DECEMBER 31, 2018

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss) (b)	Net realized and unrealized gains (losses) on investments and foreign currency transactions	Total from investment operations	Net investment income	Net realized gain		Total distributions

Six Circles U.S. Unconstrained Equity Fund*
Period Ended December 31, 2018	$10.00	$0.10	$(1.01)	$(0.91)	$(0.04)	$—	(f)	$(0.04)

*	Six Circles U.S. Unconstrained Equity Fund was launched on July 9, 2018.
(a)	Certain expenses incurred by the Fund were not annualized for the period.
(b)	Calculated based upon average shares outstanding.
(c)	Not annualized for periods less than one year.
(d)

Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(e)	Includes interest expense, if applicable, which is less than 0.005% unless otherwise noted.
(f)	Amount rounds to less than $0.005.

SEE NOTES TO FINANCIAL STATEMENTS.

72	SIX CIRCLES TRUST	DECEMBER 31, 2018

	Ratios/Supplemental data
			Ratios to average net assets (a)
Net asset value, end of period	Total return (c)(d)	Net assets, end of period (000’s)	Net expenses (e)	Net investment income (loss)	Expenses without waivers and reimbursements	Portfolio turnover rate (c)

$9.05	(9.13)%	$4,979,458	0.14%	2.27%	0.42%	15.24%

SEE NOTES TO FINANCIAL STATEMENTS.

DECEMBER 31, 2018	SIX CIRCLES TRUST	73

FINANCIAL HIGHLIGHTS

FOR THE PERIOD ENDED DECEMBER 31, 2018

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss) (b)	Net realized and unrealized gains (losses) on investments and foreign currency transactions	Total from investment operations	Net investment income	Net realized gain	Total distributions

Six Circles International Unconstrained Equity Fund*
Period Ended December 31, 2018	$10.00	$0.07	$(1.75)	$(1.68)	$(0.02)	$—	$(0.02)

*	Six Circles International Unconstrained Equity Fund was launched on July 9, 2018.
(a)	Certain expenses incurred by the Fund were not annualized for the period.
(b)	Calculated based upon average shares outstanding.
(c)	Not annualized for periods less than one year.
(d)

Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(e)	Includes interest expense, which was 0.006% for the period ended December 31, 2018.

SEE NOTES TO FINANCIAL STATEMENTS.

74	SIX CIRCLES TRUST	DECEMBER 31, 2018

	Ratios/Supplemental data
			Ratios to average net assets (a)
Net asset value, end of period	Total return (c)(d)	Net assets, end of period (000’s)	Net expenses (e)	Net investment income (loss)	Expenses without waivers and reimbursements	Portfolio turnover rate (c)

$8.30	(16.83)%	$2,504,508	0.21%	1.84%	0.55%	76.24%

SEE NOTES TO FINANCIAL STATEMENTS.

DECEMBER 31, 2018	SIX CIRCLES TRUST	75

NOTES TO FINANCIAL STATEMENTS

AS OF DECEMBER 31, 2018

1. Organization

Six Circles Trust (the “Trust”) was formed on November 8, 2017, as a Delaware statutory trust, pursuant to a Declaration of Trust dated November 8, 2017, as amended and restated June 12, 2018, and further amended September 21, 2018 and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The Trust consists of the following series that were in operation as of December 31, 2018: Six Circles Ultra Short Duration Fund, Six Circles Tax Aware Ultra Short Duration Fund, Six Circles U.S. Unconstrained Equity Fund, and Six Circles International Unconstrained Equity Fund (each, a “Fund” and collectively, the “Funds”). The Funds are classified as “non-diversified” funds. Each Fund currently offers one class of shares. The Funds commenced operations on July 9, 2018.

The investment objective of each of the Six Circles Ultra Short Duration Fund and the Six Circles Tax Aware Ultra Short Duration Fund is to generate current income consistent with capital preservation.

The investment objective of each of the Six Circles U.S. Unconstrained Equity Fund and the Six Circles International Unconstrained Equity Fund is to provide capital appreciation.

The Six Circles Managed Equity Portfolio U.S. Unconstrained Fund and the Six Circles Managed Equity Portfolio International Unconstrained Fund were established as new series of the Trust September 21, 2018, but were not yet in operation as of December 31, 2018. The objective of both Funds is to provide capital appreciation.

J.P. Morgan Private Investments Inc. (“JPMPI”), an indirect, wholly-owned subsidiary of JPMorgan Chase & Co. (“JPMorgan”), acts as the Funds’ investment adviser (the “Adviser”). The Adviser has engaged certain Sub-Advisers to manage the assets of the Funds.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements. The Funds are investment companies and, accordingly, follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 — Investment Companies, which is part of U.S. generally accepted accounting principles (“GAAP”). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

A. Valuation of Investments — The valuation of investments is in accordance with GAAP and the Funds’ valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at unadjusted quoted prices and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

The Board has appointed the Six Circles Funds Valuation Committee (“VC”), comprised of officers of the Funds and other personnel of the Adviser, to assist the Board with the oversight and monitoring of the valuation of the Funds’ investments. The VC oversees and carries out policies and procedures for the valuation of investments held by the Funds. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events and pricing vendor due diligence. The VC, through the Adviser, is responsible for assessing the potential impacts to the fair values on an ongoing basis, and discussing this on at least a quarterly basis with the Board.

A market-based approach is primarily used to value the Funds’ investments for which market quotations are readily available and which are generally valued at their current market value. Other securities and assets, including securities for which market quotations are not readily available, market quotations are determined not to be reliable, or whose value has been materially affected by events occurring after the close of trading on the exchange or market on which the security is principally traded but before a Fund’s net asset value (“NAV”) is calculated, are valued by approved pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”) or may be internally fair valued using methods set forth by the valuation policies approved by the Board. The valuation may include related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information for the investment in order to determine the fair value of the investment. An income-based valuation approach may be used in which the anticipated future cash flows of the investment are discounted to calculate the fair value. Discounts may be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based on current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used, had a ready market for the investments existed, and such differences could be material.

Equity securities listed on a North American, Central American, South American or Caribbean (“Americas”) securities exchange are generally valued at the last sale price or official market closing price on the primary exchange on which the security is principally traded that is reported before the time when the net assets values of the Funds are calculated on a valuation date. The Funds calculate their NAV as of 4 p.m. Eastern time each day the New York Stock Exchange (NYSE) is open for trading.

Foreign equity securities are valued as of the close of trading on the stock exchange on which the security is primarily traded, or as of 4 p.m. Eastern time. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the day that the value of the security is determined. Generally foreign equity securities, as well as certain derivatives with equity reference obligations, are valued by applying international fair value factors provided by approved Pricing Services.

76	SIX CIRCLES TRUST	DECEMBER 31, 2018

The factors seek to adjust the local closing price for movements of local markets post-closing, but prior to the time the NAVs are calculated. The fair valued securities are converted at the exchange rates available at 4 p.m. Eastern time.

Fixed income securities are valued based on prices received from Pricing Services. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, Pricing Services may consider a variety of inputs and factors, including, but not limited to proprietary models that may take into account market transactions in securities with comparable characteristics, yield curves, option-adjusted spreads, credit spreads, estimated default rates, coupon rates, underlying collateral and estimated cash flows.

Futures are generally valued on the basis of available market quotations. Swaps and forward foreign currency exchange contracts are valued utilizing market quotations from approved Pricing Services.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Funds’ investments are summarized into the three broad levels listed below.

•	Level 1 —Unadjusted inputs using quoted prices in active markets for identical investments.
•

Level 2 —Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 —Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Funds’ assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following tables represent each valuation input as presented on the Schedules of Portfolio Investments (“SOIs”) (amounts in thousands):

Six Circles Ultra Short Duration Fund

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Debt Securities
Asset-Backed Securities	$—	$103,945	$—	$103,945
Certificates of Deposit	—	3,253	—	3,253
Collateralized Mortgage Obligations	—	8,147	—	8,147
Commercial Mortgage-Backed Securities	—	20,366	—	20,366
Corporate Bonds
Basic Materials	—	3,792	—	3,792
Communications	—	34,389	—	34,389
Consumer Cyclical	—	56,771	—	56,771
Consumer Non-cyclical	—	92,966	—	92,966
Diversified	—	197	—	197
Energy	—	29,535	—	29,535
Financial	—	196,839	—	196,839
Industrial	—	33,046	—	33,046
Technology	—	29,677	—	29,677
Utilities	—	23,198	—	23,198

Total Corporate Bonds	—	500,410	—	500,410

Foreign Government Securities	—	18,566	—	18,566
Mortgage-Backed Securities	—	30,556	—	30,556
U.S. Government Agency Securities	—	27,567	—	27,567
U.S. Treasury Obligations	—	48,422	—	48,422

DECEMBER 31, 2018	SIX CIRCLES TRUST	77

NOTES TO FINANCIAL STATEMENTS

AS OF DECEMBER 31, 2018 (continued)

Six Circles Ultra Short Duration Fund (Continued)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Short-Term Investments
Certificates of Deposit	$—	$38,851	$—	$38,851
Commercial Papers	—	81,588	—	81,588
Corporate Note	—	1,300	—	1,300
Foreign Government Security	—	15,476	—	15,476
Repurchase Agreements	—	172,500	—	172,500
Time Deposits	—	3,995	—	3,995
U.S. Treasury Obligations	—	28,816	—	28,816

Total Short-Term Investments	—	342,526	—	342,526

Total Investments in Securities	$—	$1,103,758	$—	$1,103,758

Appreciation in Other Financial Instruments
Futures Contracts	$530	$—	$—	$530
Forward Foreign Currency Exchange Contracts	—	28	—	28
Swaps		1,730		1,730

Total Appreciation in Other Financial Instruments	$530	$1,758	$—	$2,288

Depreciation in Other Financial Instruments
Futures Contracts	$(775)	$—	$—	$(775)
Swaps	—	(2,415)	—	(2,415)

Total Depreciation in Other Financial Instruments	$(775)	$(2,415)	$—	$(3,190)

Six Circles Tax Aware Ultra Short Duration Fund

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOIs”) (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Debt Securities
Asset-Backed Securities	$—	$39,895	$—	$39,895
Collateralized Mortgage Obligations	—	8,147	—	8,147
Commercial Mortgage-Backed Securities	—	10,165	—	10,165
Corporate Bonds
Basic Materials	—	412	—	412
Communications	—	18,927	—	18,927
Consumer Cyclical	—	24,303	—	24,303
Consumer Non-cyclical	—	37,727	—	37,727
Diversified	—	197	—	197
Energy	—	18,673	—	18,673
Financial	—	85,461	—	85,461
Industrial	—	3,898	—	3,898
Technology	—	12,574	—	12,574
Utilities	—	11,643	—	11,643

Total Corporate Bonds	—	213,815	—	213,815

Foreign Government Securities	—	17,918	—	17,918
Mortgage-Backed Securities	—	30,771	—	30,771
Municipal Bonds	—	696,989	—	696,989
U.S. Government Agency Securities	—	28,071	—	28,071

78	SIX CIRCLES TRUST	DECEMBER 31, 2018

Six Circles Tax Aware Ultra Short Duration Fund (Continued)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Short-Term Investments
Commercial Papers	$—	$31,896	$—	$31,896
Municipal Bonds	—	36,516	—	36,516
Repurchase Agreements	—	11,000	—	11,000
Time Deposits	—	2,096	—	2,096

Total Short-Term Investments	—	81,508	—	81,508

Total Investments in Securities	$—	$1,127,279	$—	$1,127,279

Appreciation in Other Financial Instruments
Futures Contracts	$570	$—	$—	$570
Forward Foreign Currency Exchange Contracts	—	6	—	6
Centrally Cleared Interest Rate Swaps		1,724		1,724

Total Appreciation in Other Financial Instruments	$570	$1,730	$—	$2,300

Depreciation in Other Financial Instruments
Futures Contracts	$(860)	$—	$—	$(860)
Centrally Cleared Interest Rate Swaps	—	(2,399)	—	(2,399)

Total Depreciation in Other Financial Instruments	$(860)	$(2,399)	$—	$(3,259)

Six Circles U.S. Unconstrained Equity Fund

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOIs”) (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks
Basic Materials	$59,347	$—	$—	$59,347
Communications	424,931	—	—	424,931
Consumer Cyclical	276,830	—	—	276,830
Consumer Non-cyclical	1,873,388	—	—	1,873,388
Energy	511,405	—	—	511,405
Financials	573,252	—	—	573,252
Industrials	391,379	—	—	391,379
Technology	743,840	—	—	743,840
Utilities	108,745	—	—	108,745

Total Common Stocks	4,963,117	—	—	4,963,117

Short-Term Investments
Time Deposits	—	24,000	—	24,000

Total Short-Term Investments	—	24,000	—	24,000

Total Investments in Securities	$4,963,117	$24,000	$—	$4,987,117

Appreciation in Other Financial Instruments
Futures Contracts	$31	$—	$—	$31

DECEMBER 31, 2018	SIX CIRCLES TRUST	79

NOTES TO FINANCIAL STATEMENTS

AS OF DECEMBER 31, 2018 (continued)

Six Circles International Unconstrained Equity Fund

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOIs”) (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks
Australia	$—	$13,565	$—	$13,565
Austria	—	19,930	—	19,930
Belgium	—	34,037	—	34,037
Chile	—	2,611	—	2,611
Denmark	—	70,087	—	70,087
Finland	—	66,143	—	66,143
France	—	435,747	—	435,747
Germany	—	177,081	—	177,081
Ireland	4,418	39,924	—	44,342
Isle of Man	—	3,084	—	3,084
Italy	—	95,553	—	95,553
Luxembourg	—	28,939	—	28,939
Mexico	—	1,627	—	1,627
Netherlands	2,240	305,351	—	307,591
Norway	—	60,169	—	60,169
Portugal	—	13,587	—	13,587
South Africa	—	2,499	—	2,499
Spain	—	80,379	—	80,379
Sweden	—	103,613	—	103,613
Switzerland	—	332,475	—	332,475
United Arab Emirates	—	3,426	—	3,426
United Kingdom	4,233	566,512	—	570,745
United States	—	5,467	—	5,467

Total Common Stocks	10,891	2,461,806	—	2,472,697

Preferred Stock
Germany	—	11,030	—	11,030

Total Preferred Stocks	—	11,030	—	11,030

Right
Rights	—	458	—	458
Short-Term Investments
Time Deposits	—	27,370	—	27,370

Total Short-Term Investments	—	27,370	—	27,370

Total Investments in Securities	$10,891	$2,500,664	$—	$2,511,555

Appreciation in Other Financial Instruments
Futures Contracts	$62	$—	$—	$62

Total Appreciation in Other Financial Instruments	$62	$—	$—	$62

B. Restricted Securities — Certain securities held by the Funds may be subject to legal or contractual restrictions on resale. Restricted securities generally are resold in transactions exempt from registration under the Securities Act of 1933 (the “Securities Act”). Disposal of these securities may involve time-consuming negotiations and expense. Prompt sale at the current valuation may be difficult and could adversely affect the net asset value of the Funds.

As of December 31, 2018, the Funds had no investments in restricted securities other than securities sold to the Funds under Rule 144A or Regulation S under the Securities Act.

C. When-Issued Securities, Delayed Delivery Securities and Forward Commitments — The Funds may purchase when-issued securities, including To Be Announced (“TBA”) securities, and enter into contracts to purchase or sell securities for a fixed price that may be settled a month or more after the trade date, or purchase delayed delivery securities which generally settle seven days after the trade date. When-issued securities are securities that have been authorized, but not issued in the market. A forward commitment involves entering into a contract to purchase or sell securities

80	SIX CIRCLES TRUST	DECEMBER 31, 2018

for a fixed price at a future date that may be settled a month or more after the trade date. A delayed delivery security is agreed upon in advance between the buyer and the seller of the security and is generally delivered beyond seven days of the agreed upon date. The purchase of securities on a when-issued, delayed delivery or forward commitment basis involves the risk that the value of the security to be purchased declines before the settlement date. The sale of securities on a forward commitment basis involves the risk that the value of the securities sold may increase before the settlement date. The Funds may be exposed to credit risk if the counterparty fails to perform under the terms of the transaction. Interest income for securities purchased on a when-issued, delayed delivery or forward commitment basis is not accrued until the settlement date.

D. Derivatives — The Funds used derivative instruments including futures, forward foreign currency exchange contracts and swaps, in connection with their respective investment strategies. Derivative instruments may be used as substitutes for securities in which the Funds can invest, to hedge portfolio investments or to generate income or gain to the Funds. Derivatives may also be used to manage duration, sector and yield curve exposures as well as credit and spread volatility.

The Funds may be subject to various risks from the use of derivatives including the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index; counterparty credit risk related to derivatives counterparties’ failure to perform under contract terms; liquidity risk related to the lack of a liquid market for these contracts allowing a Fund to close out its position(s); and documentation risk relating to disagreement over contract terms. Investing in certain derivatives also results in a form of leverage and as such, the Funds’ risk of loss associated with these instruments may exceed their value, as recorded on the Statements of Assets and Liabilities.

The Funds are party to various derivative contracts governed by International Swaps and Derivatives Association master agreements (“ISDA agreements”). The Funds’ ISDA agreements, which are separately negotiated by the Sub-Advisers, with each dealer counterparty, may contain provisions allowing, absent other considerations, a counterparty to exercise rights, to the extent not otherwise waived, against the Funds in the event the Funds’ net assets decline over time by a pre-determined percentage or fall below a pre-determined floor. The ISDA agreements may also contain provisions allowing, absent other conditions, the Funds to exercise rights, to the extent not otherwise waived, against a counterparty (e.g., decline in a counterparty’s credit rating below a specified level). Such rights for both a counterparty and the Funds often include the ability to terminate (i.e., close out) open contracts at prices which may favor a counterparty, which could have an adverse effect on the Funds. The ISDA agreements give the Funds and a counterparty the right, upon an event of default, to close out all transactions traded under such agreements and to net amounts owed or due across all transactions and offset such net payable or receivable with collateral posted to a segregated account by one party to the other.

Counterparty credit risk may be mitigated to the extent a counterparty posts collateral for mark to market gains to the Fund.

Notes D(1) — D(3) below describe the various derivatives used by the Funds.

(1) Futures Contracts — The Funds used interest rate futures and index futures to manage interest rate risks associated with portfolio investments and/or to gain or reduce exposure to fluctuations of a particular country or region as well as to lengthen or shorten the duration of the overall investment portfolio.

Futures contracts provide for the delayed delivery of the underlying instrument at a fixed price or are settled for a cash amount based on the change in the value of the underlying instrument at a specific date in the future. Upon entering into a futures contract, the Funds are required to deposit with the broker, cash or securities in an amount equal to a certain percentage of the contract amount, which is referred to as the initial margin deposit. Subsequent payments, referred to as variation margin, are made or received by the Funds periodically and are based on changes in the market value of open futures contracts. Changes in the market value of open futures contracts are recorded as Change in net unrealized appreciation/depreciation on the Statements of Operations. Realized gains or losses, representing the difference between the value of the contract at the time it was opened and the value at the time it was closed, are reported on the Statements of Operations at the closing or expiration of the futures contract. Securities deposited as initial margin are designated on the SOIs and cash deposited is recorded on the Statements of Assets and Liabilities. A receivable from and/or a payable to brokers for the daily variation margin is also recorded on the Statements of Assets and Liabilities. Futures contracts outstanding at year end, if any, are listed after each Fund’s SOIs.

The use of futures contracts may expose the Funds to interest rate risk. The Funds may be subject to the risk that the change in the value of the futures contract may not correlate perfectly with the underlying instrument. Use of long futures contracts subjects the Fund to risk of loss in excess of the amounts shown on the Statements of Assets and Liabilities, up to the notional amount of the futures contracts. Use of short futures contracts subjects the Fund to unlimited risk of loss. The Funds may enter into futures contracts only on exchanges or boards of trade. The exchange or board of trade acts as the counterparty to each futures transaction; therefore, the Funds credit risk is limited to failure of the exchange or board of trade. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day’s settlement price, which could effectively prevent the liquidation of positions.

The Funds’ futures contracts are not subject to master netting arrangements (the right to close out all transactions traded with a counterparty and net amounts owed or due across transactions).

(2) Forward Foreign Currency Exchange Contracts — Six Circles Ultra Short Duration Fund and Six Circles Tax Aware Ultra Short Duration Fund may be exposed to foreign currency risks associated with some or all of the portfolio investments and used forward foreign currency exchange contracts to hedge or manage certain of these exposures as part of an investment strategy. The Funds also bought forward foreign currency exchange contracts to gain exposure to currencies. Forward foreign currency exchange contracts represent obligations to purchase or sell foreign currency on

DECEMBER 31, 2018	SIX CIRCLES TRUST	81

NOTES TO FINANCIAL STATEMENTS

AS OF DECEMBER 31, 2018 (continued)

a specified future date at a price fixed at the time the contracts are entered into. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in U.S. Dollars without the delivery of foreign currency. Forward contracts outstanding at year end, if any, are listed after each Fund’s SOIs.

The values of the forward foreign currency exchange contracts are adjusted daily based on the applicable exchange rate of the underlying currency. Changes in the value of these contracts are recorded as unrealized appreciation/depreciation until the contract settlement date. When the forward foreign currency exchange contract is closed, the Fund records a realized gain or loss equal to the difference between the value at the time the contract was opened and the value at the time it was closed. The Fund also records a realized gain or loss when a forward foreign currency exchange contract offsets another forward foreign currency exchange contract with the same counterparty upon settlement.

The Funds’ forward foreign currency exchange contracts may be subject to master netting arrangements (the right to close out all transactions with a counterparty and net amounts owed or due across transactions). The Funds may be required to post or receive collateral for non-deliverable forward foreign currency exchange contracts.

(3) Swaps — Six Circles Ultra Short Duration Fund and Six Circles Tax Aware Ultra Short Duration Fund engaged in various swap transactions, including interest swaps, to manage interest rate (e.g., duration, yield curve) risks within their respective portfolios. The Funds also used swaps as alternatives to direct investments. Swap transactions are negotiated contracts over the counter (“OTC swaps”) between a fund and a counterparty or centrally cleared (“centrally cleared swaps”) with a central clearinghouse through a Futures Commission Merchant (“FCM”), to exchange investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals. Swap contracts outstanding at year end, if any, are listed after each Fund’s SOIs.

Upfront payments made and/or received are recorded as assets or liabilities, respectively on the Statements of Assets and Liabilities and amortized over the term of the swap. The value of an OTC swap agreement is recorded as either an asset or a liability on the Statements of Assets and Liabilities at the beginning of the measurement period.

Upon entering into a centrally cleared swap, the Funds are required to deposit with the FCM cash or securities, which is referred to as initial margin deposit. Securities deposited as initial margin are designated on the SOIs and cash deposited is recorded on the Statements of Assets and Liabilities. Daily changes in valuation of centrally cleared swaps, if any, are recorded as a variation margin receivable or payable on the Statements of Assets and Liabilities. The change in the value of swaps, including accruals of periodic amounts of interest to be paid or received on swaps, is reported as Change in net unrealized appreciation/depreciation on the Statements of Operations. A realized gain or loss is recorded upon payment or receipt of a periodic payment or payment made upon termination of a swap agreement.

The central clearing house acts as the counterparty to each centrally cleared swap transaction, therefore credit risk is limited to the failure of the clearing house.
The Funds may be required to post or receive collateral in the form of cash or securities based on the net value of the Fund’s outstanding OTC swap contracts with the counterparty in the form of cash or securities. Daily movement of collateral is subject to minimum threshold amounts. Collateral posted by the Funds is held in a segregated account at the Funds’ custodian bank. Collateral received by the Funds is held in escrow in segregated accounts maintained by Brown Brothers Harriman & Co.

Interest Rate Swaps

Six Circles Ultra Short Duration Fund and Six Circles Tax Aware Ultra Short Duration Fund entered into interest rate swap contracts to manage fund exposure to interest rates and/or to preserve or generate a return on a particular investment or portion of its portfolio. These are agreements between counterparties to exchange periodic payments based on interest rates. One cash flow stream will typically be a floating rate payment based upon a specified interest rate while the other is typically a fixed interest rate.

82	SIX CIRCLES TRUST	DECEMBER 31, 2018

(4) Summary of Derivatives Information

The following tables present the value of derivatives held as of December 31, 2018, by their primary underlying risk exposure and respective location on the Statements of Assets and Liabilities (amounts in thousands):

Six Circles Ultra Short Duration Fund

Derivative Contracts	Statements of Assets and Liabilities Location
Gross Assets:		Futures Contracts (a)	Forward Foreign Exchange Contracts	Centrally Cleared Swaps (b)	Total
Interest rate contracts	Receivables, Net Assets — Unrealized Appreciation	$530	$—	$1,658	$2,188
Foreign exchange contracts	Receivables	—	28	—	28

Total		$530	$28	$1,658	$2,216

Gross Liabilities:
Interest rate contracts	Payables, Net Assets — Unrealized Depreciation	$(775)	$—	$(2,378)	$(3,153)

(a)

This amount represents the cumulative appreciation (depreciation) of futures contracts as reported on the SOIs. The Statements of Assets and Liabilities only reflect the current day variation margin receivable/payable from/to brokers.

(b)

This amount represents the value of centrally cleared swaps as reported on the SOIs. The Statements of Assets and Liabilities only reflect the current day variation margin receivable/payable from/to brokers.

Six Circles Tax Aware Ultra Short Duration Fund

Derivative Contracts	Statements of Assets and Liabilities Location
Gross Assets:		Futures Contracts (a)	Forward Foreign Exchange Contracts	Centrally Cleared Swaps (b)	Total
Interest rate contracts	Receivables, Net Assets — Unrealized Appreciation	$570	$—	$1,641	$2,211
Foreign exchange contracts	Receivables	—	6	—	6

Total		$570	$6	$1,641	$2,217

Gross Liabilities:
Interest rate contracts	Payables, Net Assets — Unrealized Depreciation	$(860)	$—	$(2,341)	$(3,201)

(a)

This amount represents the cumulative appreciation (depreciation) of futures contracts as reported on the SOIs. The Statements of Assets and Liabilities only reflect the current day variation margin receivable/payable from/to brokers.

(b)

This amount represents the value of centrally cleared swaps as reported on the SOIs. The Statements of Assets and Liabilities only reflect the current day variation margin receivable/payable from/to brokers.

Six Circles U.S. Unconstrained Equity Fund

Derivative Contracts	Statements of Assets and Liabilities Location
Gross Assets:		Futures Contracts (a)
Equity contracts	Receivables, Net Assets — Unrealized Appreciation	$31

(a)	This amount represents the cumulative appreciation (depreciation) of futures contracts as reported on the SOIs.
The Statements of Assets and Liabilities only reflect the current day variation margin receivable/payable from/to brokers.

Six Circles International Unconstrained Equity Fund

Derivative Contracts	Statements of Assets and Liabilities Location
Gross Assets:		Futures Contracts (a)
Equity contracts	Receivables, Net Assets — Unrealized Appreciation	$62

(a)	This amount represents the cumulative appreciation (depreciation) of futures contracts as reported on the SOIs.
The Statements of Assets and Liabilities only reflect the current day variation margin receivable/payable from/to brokers.

DECEMBER 31, 2018	SIX CIRCLES TRUST	83

NOTES TO FINANCIAL STATEMENTS

AS OF DECEMBER 31, 2018 (continued)

The following tables present the Funds’ gross derivative assets and liabilities by counterparty net of amounts available for offset under netting arrangements and any related collateral received or posted by the Fund as of December 31, 2018 (amounts in thousands):

Six Circles Ultra Short Duration Fund

Counterparty	Gross Amount of Derivative Assets Subject to Netting Arrangements Presented on the Statements of Assets and Liabilities (a)	Derivatives Available for offset	Collateral Received	Net Amount Due From Counterparty (Not less than zero)
Nomura International plc	$22	$—	$—	$22
Morgan Stanley & Co.	6	—	—	6

	$28	$—	$—	$28

(a)	For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities subject to master netting arrangements on the Statements of Assets and Liabilities.

Six Circles Tax Aware Ultra Short Duration Fund

Counterparty	Gross Amount of Derivative Assets Subject to Netting Arrangements Presented on the Statements of Assets and Liabilities (a)	Derivatives Available for offset	Collateral Received	Net Amount Due From Counterparty (Not less than zero)
Morgan Stanley & Co.	$6	$—	$—	$6

(a)	For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities subject to master netting arrangements on the Statements of Assets and Liabilities.

The following tables present the effect of derivatives on the Statements of Operations for the period ended December 31, 2018, by primary underlying risk exposure (amounts in thousands):

Six Circles Ultra Short Duration Fund

Amount of Realized Gain (Loss) on Derivatives Recognized on the Statements of Operations
Derivative Contracts	Futures Contracts	Forward Foreign Currency Exchange Contracts	Swaps	Total
Interest rate contracts	$(1,413)	$—	$243	$(1,170)
Foreign exchange contracts	—	2	—	2

Total	$(1,413)	$2	$243	$(1,168)

Amount of Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized on the Statements of Operations
Derivative Contracts	Futures Contracts	Forward Foreign Currency Exchange Contracts	Swaps	Total
Interest rate contracts	$(245)	$—	$(685)	$(930)
Foreign exchange contracts	—	28	—	28

Total	$(245)	$28	$(685)	$(902)

84	SIX CIRCLES TRUST	DECEMBER 31, 2018

Six Circles Tax Aware Ultra Short Duration Fund

Amount of Realized Gain (Loss) on Derivatives Recognized on the Statements of Operations
Derivative Contracts	Futures Contracts	Forward Foreign Currency Exchange Contracts	Swaps	Total
Interest rate contracts	$(1,382)	$—	$237	$(1,145)
Foreign exchange contracts	—	2	—	2

Total	$(1,382)	$2	$237	$(1,143)

Amount of Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized on the Statements of Operations
Derivative Contracts	Futures Contracts	Forward Foreign Currency Exchange Contracts	Swaps	Total
Interest rate contracts	$(290)	$—	$(675)	$(965)
Foreign exchange contracts	—	6	—	6

Total	$(290)	$6	$(675)	$(959)

Six Circles U.S. Unconstrained Equity Fund

Amount of Realized Gain (Loss) on Derivatives Recognized on the Statements of Operations
Derivative Contracts	Futures Contracts
Equity contracts	$203

Amount of Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized on the Statements of Operations
Derivative Contracts	Futures Contracts
Equity contracts	$31

Six Circles International Unconstrained Equity Fund

Amount of Realized Gain (Loss) on Derivatives Recognized on the Statements of Operations
Derivative Contracts	Futures Contracts
Equity contracts	$(5,742)

Amount of Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized on the Statements of Operations
Derivative Contracts	Futures Contracts
Equity contracts	$62

Derivatives Volume

The tables below disclose the volume of the Funds’ futures contracts, forward foreign currency exchange contracts and swaps activity during the period ended December 31, 2018 (amounts in thousands, except number of contracts). Please refer to the tables in the Summary of Derivative Information for derivative-related gains and losses associated with volume activity (amounts in thousands).

	Six Circles Ultra Short Duration Fund		Six Circles Tax Aware Ultra Short Duration Fund		Six Circles U.S. Unconstrained Equity Fund		Six Circles International Unconstrained Equity Fund
Futures Contracts — Interest:
Average Notional Amount Long	$146,056		$144,864		$5,077	(a)	$21,889	(b)
Average Notional Amount Short	111,461		109,584		—		2,554	(a)
Forward Foreign Currency Exchange:
Average Principal Amount Sold	5,414		234		—		—
Interest rate swaps:
Average Notional Amount	330,800	(b)	307,633	(b)	—		—

(a)	Positions were open for less than one month during the period.
(b)	Positions were held for three months during the period.

DECEMBER 31, 2018	SIX CIRCLES TRUST	85

NOTES TO FINANCIAL STATEMENTS

AS OF DECEMBER 31, 2018 (continued)

E. Foreign Currency Translation — The books and records of the Funds are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the prevailing exchange rates of such currencies against the U.S. dollar. The market value of investment securities and other assets and liabilities are translated at the exchange rate as of the valuation date. Purchases and sales of investment securities, income and expenses are translated at the exchange rate prevailing on the respective dates of such transactions.

The Funds do not isolate the effect of changes in foreign exchange rates from changes in market prices on securities held. Accordingly, such changes are included within the Change in net unrealized appreciation/depreciation on investments on the Statements of Operations.

Reported realized foreign currency gains and losses arise from the disposition of foreign currency. Currency gains or losses may be realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on each Fund’s books on the transaction date and the U.S. dollar equivalent of the amounts actually received or paid. These reported realized foreign currency gains and losses are included in Net realized gain (loss) on foreign currency transactions on the Statements of Operations. Unrealized foreign currency gains and losses arise from changes (due to changes in exchange rates) in the value of foreign currency and other assets and liabilities denominated in foreign currencies, which are held at period end and are included in Change in net unrealized appreciation/depreciation on foreign currency translations on the Statements of Operations.

F. Short Sales — The Funds may engage in short sales as part of their normal investment activities. In a short sale, the Funds sell securities they do not own in anticipation of a decline in the market value of those securities. In order to deliver securities to the purchaser, the Funds borrow securities from a broker. To close out a short position, the Funds deliver the same securities to the broker.

The Funds are required to pledge cash or securities to the broker as collateral for the securities sold short. Collateral requirements are calculated daily based on the current market value of the short positions. Cash collateral deposited with the custodian is recorded as Restricted cash on the Statements of Assets and Liabilities. Securities segregated as collateral are denoted on the SOIs. The Funds may receive or pay the net of the following amounts: (i) a portion of the income from the investment of cash collateral; (ii) the broker’s fee on the borrowed securities (calculated daily based upon the market value of each borrowed security and a variable rate that is dependent on availability of the security); and (iii) a financing charge for the difference between the market value of the short position and cash collateral deposited with the broker. The net income or fee is reported as Interest income or Interest expense, respectively, on securities sold short on the Statements of Operations. The Funds are obligated to pay the broker dividends declared on short positions when a position is open on the record date. Dividends on short positions are reported on ex-dividend date on the Statements of Operations as Dividend expense on securities sold short.

Liabilities for securities sold short are reported at market value on the Statements of Assets and Liabilities and the change in market value is recorded as Change in net unrealized appreciation (depreciation) on the Statements of Operations. Short sale transactions may result in unlimited losses as the security’s price increases and the short position loses value. There is no upward limit on the price a borrowed security could attain. The Funds are also subject to risk of loss if the broker were to fail to perform its obligations under the contractual terms. The Funds will record a realized loss if the price of the borrowed security increases between the date of the short sale and the date on which the Funds replace the borrowed security. The Funds will record a realized gain if the price of the borrowed security declines between those dates.

G. Security Transactions, Investment Income and Expense Allocation — Securities transactions are recorded on a trade date basis. Realized gain and loss from securities transactions are recorded on an identified cost basis for financial reporting and federal income tax purposes. Interest income is determined on the basis of coupon interest accrued using the effective interest method which adjusts for amortization of premiums and accretion of discounts. Dividend income, net of foreign taxes withheld, if any, is recorded on the ex-dividend date or when the Fund first learns of the dividend. Tax Aware Ultra Short Duration Fund and Ultra Short Duration Fund invests in treasury inflation protected securities (TIPS). The principal amount of TIPS is adjusted periodically and is increased for inflation or decreased for deflation based on a monthly published index. These adjustments are recorded as increases or decreases to interest income on the Statements of Operations. Coupon payments are based on the adjusted principal at the time the interest is paid. Distributions received from certain investments held by the Funds may be comprised of dividends, realized gains and returns of capital. The Funds originally estimate the expected classification of such payments. The amounts may subsequently be reclassified upon receipt of information from the issuer.

The Funds are charged for those expenses of the Trust that are directly attributable to each Fund. Expenses that are not directly attributable to a Fund are typically allocated among the Funds in proportion to their respective net assets.

H. Repurchase Agreements — The Funds may invest in repurchase agreements, which are short term investments whereby the Funds acquire ownership of a debt security and the seller agrees to repurchase the security at a future date at a specified price. When entering into repurchase agreements, it is the Funds’ policy that their custodian take possession of the underlying collateral securities, the market value of which, at all times, shall equal at least 100% of the principal amount of the repurchase transaction. The repurchase agreements further authorize the Funds to demand additional collateral in the event that the dollar value of the collateral falls below 100%. The Funds will make payments for such securities only upon physical delivery or upon evidence of book entry transfer to the account of the custodian.

I. Federal Income Tax — Each Fund is treated as a separate taxable entity for Federal income tax purposes. Each Fund’s policy is to comply with the provisions of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”) applicable to regulated investment companies. Each Fund intends to distribute to shareholders, substantially all of its distributable net investment income and net realized capital gains on investments. Accordingly, no provision for Federal income tax is necessary.

86	SIX CIRCLES TRUST	DECEMBER 31, 2018

The Funds follow the provisions of FASB Codification Section 740 (“ASC Section 740”) “Accounting for Uncertainty in Income Taxes” which clarifies the accounting for uncertainty in tax positions taken or expected to be taken on a tax return. ASC Section 740 sets forth a threshold for financial statement recognition, measurement and disclosure of tax positions taken or expected to be taken on a tax return. The Funds are required to recognize the tax effects of certain tax positions under a “more likely than not” standard, that based on their technical merits, have more than 50 percent likelihood of being sustained upon examination. Management has analyzed the tax positions taken on the Funds’ federal income tax returns for all open years, and has concluded that no provision for federal income tax is required in the Funds’ financial statements. At December 31, 2018, the Funds did not have any uncertain tax benefits that require recognition, de-recognition or disclosure. The Funds’ federal, state and local income and federal excise tax returns for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

J. Foreign Tax — The Funds may be subject to foreign taxes on income, gains on investments or currency purchases/repatriation, a portion of which may be recoverable. The Funds will accrue such taxes and recoveries as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

K. Distributions to Shareholders — Distributions to shareholders are recorded on the ex-dividend date. Distributions from net investment income and net realized capital gains are generally declared and paid according to the following schedule:

Fund Name	Net Investment Income	Net Realized Capital Gains
Six Circles Ultra Short Duration Fund	Monthly	Annual
Six Circles Tax Aware Ultra Short Duration Fund	Monthly	Annual
Six Circles U.S. Unconstrained Equity Fund	Annual	Annual
Six Circles International Unconstrained Equity Fund	Annual	Annual

Income and capital gain distributions will be determined in accordance with federal income tax regulations which may differ from GAAP. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character.

Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes. These differences will reverse at some time in the future. Differences in classification may also result from the treatment of short- term gains as ordinary income for tax purposes. As a result, income dividends and capital gain distributions declared during a fiscal period may differ significantly from the net investment income (loss) and realized gain (loss) reported on the Fund financial statements presented under GAAP.

Distributions classified as a tax basis return of capital, if any, are reflected on the Statement of Changes in Net Assets and have been recorded to paid-in capital.

3. Fees and Other Transactions with Affiliates

A. Investment Advisory Fees — The Adviser serves as the Funds’ investment adviser pursuant to an investment advisory agreement (the “Investment Advisory Agreement”). Under the terms of the Investment Advisory Agreement, the Adviser generally manages the Funds’ investments in accordance with the stated policies of each Fund, subject to the supervision of the Funds’ Board of Trustees. For the services provided to the Funds, the Adviser receives a fee, accrued daily and paid monthly, at the annual rate of 0.25% of the average daily net assets of each Fund.

The Adviser selects and oversees professional money managers (the “Sub-Advisers”) who are responsible for investing the assets of the Funds under sub-advisory agreements (the “Sub-Advisory Agreements”). Pursuant to each respective Sub-Advisory Agreement, the Adviser agrees to pay each Sub-Adviser a sub-advisory fee from its investment advisory fees. BlackRock Investment Management, LLC (“BlackRock”), BNY Mellon Asset Management North America Corporation, (now known as Mellon Investments Corporation) (“Mellon”), Goldman Sachs Asset Management, L.P. (“Goldman”) and Pacific Investment Management Company LLC (“PIMCO”) currently serve as the Sub-Advisers to the Funds. The Sub-Advisers are paid a management fee by the Adviser pursuant to their individually negotiated Sub-Advisory Agreements.

As of December 31, 2018, the allocation of assets to each Sub-Adviser for the Funds was as follows:

Sub—Adviser	Six Circles Ultra Short Duration Fund %	Six Circles Tax Aware Ultra Short Duration Fund %	Six Circles U.S. Unconstrained Equity Fund %	Six Circles International Unconstrained Equity Fund %
BlackRock	30	—	100	100
PIMCO	30	30	—	—
Goldman Sachs	40	40	—	—
Mellon	—	30	—	—

On October 5, 2018, the Adviser engaged Russell Investments Implementation Services, LLC (“Russell”) to provide stand-by interim sub-advisory services, as well as transition management services, for each Fund, to be utilized as needed in certain transitional circumstances involving a Fund Sub-Adviser. As of December 31, 2018, the Funds have not allocated assets to Russell.

DECEMBER 31, 2018	SIX CIRCLES TRUST	87

NOTES TO FINANCIAL STATEMENTS

AS OF DECEMBER 31, 2018 (continued)

The Adviser waived Investment Advisory fees and/or reimbursed expenses as outlined in Note 3G.

B. Administration and Accounting Fees — Pursuant to an Administrative Agency Agreement, Brown Brothers Harriman & Co. (the “Administrator”) provides certain administration and fund accounting services to the Funds.

C. Distribution Fees — Pursuant to a Distribution Agreement, Foreside Fund Services, LLC (the “Distributor”), will serve as the Funds’ principal underwriter and acts as the agent of the Funds’ in connection with the continuous offering of shares of each Fund. The Distributor and its officers have no role in determining the investment policies or which securities are to be purchased or sold by the Funds. The Distributor does not receive compensation from the Funds, but instead is compensated by the Adviser for certain distribution-related expenses.

D. Custodian — Pursuant to a Custodian Agreement, Brown Brothers Harriman & Co. serves as the custodian (the “Custodian”) for each of the Funds and is responsible for holding portfolio securities and cash and maintaining the books of account and records of portfolio transactions.

E. Transfer Agent — Pursuant to a Transfer Agency and Service Agreement, DST Asset Manager Solutions, Inc. (the “Transfer Agent”) serves as each Fund’s transfer and dividend disbursing agent. The Transfer Agent is responsible for maintaining account records, detailing the ownership of Fund shares and for crediting income, capital gains and other changes in share ownership to shareholder accounts.

F. Organization and Offering Costs — Offering costs, including professional fees, printing fees and initial registration costs, are amortized over a period not longer than twelve months from the date the Fund commenced operations. Organization costs paid in connection with the organization of the Trust were recorded as an expense at the time the Funds commenced operations.

G. Waivers and Reimbursements — The Adviser has contractually agreed through at least April 30, 2020, to waive any management fees that exceed the aggregate management fees the Adviser is contractually required to pay the Fund’s Sub-Advisers. Thereafter, this waiver will continue for subsequent one year terms unless terminated in accordance with its terms. Such waivers are not subject to reimbursement by the Fund. The Adviser has also contractually agreed through at least April 30, 2020, to reimburse expenses to the extent Total Annual Fund Operating Expenses (excluding acquired fund fees and expenses, if any, dividend and interest expenses related to short sales, brokerage fees, interest on borrowings, taxes, expenses related to litigation and potential litigation, and extraordinary expenses) exceed the following percentages of the average daily net assets of each Fund (the “Expense Cap”):

Fund	Expense Cap
Six Circles Ultra Short Duration Fund	0.40%
Six Circles Tax Aware Ultra Short Duration Fund	0.40%
Six Circles U.S. Unconstrained Equity Fund	0.45%
Six Circles International Unconstrained Equity Fund	0.50%

An expense reimbursement by the Fund’s Adviser is subject to repayment by the Fund only to the extent it can be made within thirty-six months following the date of such reimbursement by the Adviser. Repayment must be limited to amounts that would not cause the Fund’s operating expenses (taking into account any reimbursements by the Adviser and repayments by the Fund) to exceed the Expense Cap in effect at the time of the reimbursement by the Adviser or at the time of repayment by the Fund. This expense reimbursement is in effect through April 30, 2020, at which time the Adviser and/or its affiliates will determine whether to renew or revise it.

For the period ended December 31, 2018, the amounts waived and reimbursed by the Adviser, as well as the amounts available for potential future recoupment by the Adviser and the expiration schedule at December 31, 2018 are as follows (amounts in thousands):

Fund	Fees reimbursed for the period ended December 31, 2018	Total potential recoupment amount December 31, 2018	Potential recoupment amount expiring December 31, 2021
Six Circles Ultra Short Duration Fund	$533	$256	$256
Six Circles Tax Aware Ultra Short Duration Fund	536	261	261
Six Circles U.S. Unconstrained Equity Fund*	527	—	—
Six Circles International Unconstrained Equity Fund*	580	—	—

Totals	$2,176	$517	$517

*	Fund has recouped all eligible expenses during the period.

H. Cross Trades — The Funds may participate in purchase and sale transactions with the Funds or other funds or accounts that have a common investment adviser (or Sub-Adviser), commonly referred to as “cross trades.” These cross trades are executed in accordance with procedures adopted by the Trust’s Board and comply with Rule 17a-7 of the 1940 Act, which require, among other things, that such cross trades be effected at

88	SIX CIRCLES TRUST	DECEMBER 31, 2018

the independent current market price of the security. During the year ended December 31, 2018, the aggregate value of purchases and sale cross trades with other funds or accounts, including those entered by Sub-Advisers, were as follows (amounts in thousands):

Fund Name	Purchases	Sales
Six Circles Ultra Short Duration Fund	$108,869	$—
Six Circles Tax Aware Ultra Short Duration Fund	113,220	—
Six Circles U.S. Unconstrained Equity Fund	63,119	607
Six Circles International Unconstrained Equity Fund	177,180	150,524

There were no cross trades between the Funds during the period.

4. Investment Transactions

During the period ended December 31, 2018, purchases and sales of investments (excluding short-term investments) were as follows (amounts in thousands):

	Purchases (excluding U.S. Government)	Sales (excluding U.S. Government)	Purchases of U.S. Government	Sales of U.S. Government
Six Circles Ultra Short Duration Fund	$477,090	$6,609	$118,439	$50,863
Six Circles Tax Aware Ultra Short Duration Fund	963,447	94,393	107,133	48,233
Six Circles U.S. Unconstrained Equity Fund	5,755,811	340,907	—	—
Six Circles International Unconstrained Equity Fund	3,532,149	837,929	—	—

5. Risks, Concentrations and Indemnifications

In the normal course of business, the Funds enter into contracts that contain a variety of representations which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown. The amount of exposure would depend on future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

Since the Funds are non-diversified, they may invest a greater percentage of their assets in a particular issuer or group of issuers than a diversified fund would. This increased investment in fewer issuers may result in the Funds` shares being more sensitive to economic results among those issuing the securities.

The Six Circles International Unconstrained Equity Fund may have elements of risk not typically associated with investments in the United States of America due to concentrated investments in a limited number of countries or regions, which may vary throughout the year depending on the Funds. Such concentrations may subject the Funds to additional risks resulting from political or economic conditions in such countries or regions and the possible imposition of adverse governmental laws or currency exchange restrictions could cause the securities and their markets to be less liquid and their prices to be more volatile than those of comparable U.S. securities.

As of December 31, 2018, the Six Circles International Unconstrained Equity Fund had non-U.S. country allocations representing greater than 10% of Net Assets as follows:

France	Netherlands	Switzerland	United Kingdom
17.4%	12.3%	13.3%	22.8%

As of December 31, 2018, a significant portion of the Six Circles International Unconstrained Equity Fund’s net assets consisted of securities that were denominated in foreign currencies. Changes in currency exchange rates will affect the value of, and investment income from, such securities.

Six Circles Ultra Short Duration Fund and Six Circles Tax Aware Ultra Short Duration Fund are subject to risks associated with securities with contractual cash flows including asset-backed and mortgage related securities such as collateralized mortgage obligations, mortgage pass-through securities and commercial mortgage-backed securities, including securities backed by sub-prime mortgage loans. The value, liquidity and related income of these securities are sensitive to changes in economic conditions, including real estate value, pre-payments, delinquencies and/or defaults, and may be adversely affected by shifts in the market’s perception of the issuers and changes in interest rates.

Six Circles Ultra Short Duration Fund and Six Circles Tax Aware Ultra Short Duration Fund may invest in high yield securities that are not rated or rated below investment grade (commonly known as “junk bonds”). These securities are considered to be high risk investments. Investments in lower-rated securities or unrated securities of comparable quality tend to be more sensitive to economic conditions than higher rated securities. Junk bonds involve a greater risk of default by the issuer because such securities are generally unsecured and are often subordinated to other creditors’ claims. The market price of these securities can change suddenly and unexpectedly. As a result, the Funds are intended for investors who are able and willing to assume a high degree of risk.

The Funds are subject to the risk that, should the Funds decide to sell an illiquid investment when a ready buyer is not available at a price the Funds deem to be representative of its value, the value of the Funds’ net assets could be adversely affected.

DECEMBER 31, 2018	SIX CIRCLES TRUST	89

NOTES TO FINANCIAL STATEMENTS

AS OF DECEMBER 31, 2018 (continued)

Derivatives may be riskier than other types of investments because they may be more sensitive to changes in economic or market conditions than other types of investments and could result in losses that significantly exceed each Fund’s original investment. Many derivatives create leverage thereby causing the Funds to be more volatile than they would have been if they had not used derivatives. Derivatives also expose the Funds to counterparty risk (the risk that the derivative counterparty will not fulfill its contractual obligations), including credit risk of the derivative counterparty.

The Funds are also subject to counterparty credit risk, which is the risk that a counterparty fails to perform on agreements with the Funds such as swap contracts and forward foreign currency exchange contracts.

The Funds are subject to interest rate and credit risk. The value of debt securities may decline as interest rates increase. The Funds could lose money if the issuer of a fixed income security is unable to pay interest or repay principal when it is due. The Fund may invest in variable and floating rate securities. Although these instruments are generally less sensitive to interest rate changes than fixed rate instruments, the value of variable and floating rate securities may decline if their interest rates do not rise as quickly, or as much, as general interest rates. Many factors can cause interest rates to rise. Some examples include central bank monetary policy, rising inflation rates and general economic conditions. The ability of the issuers of debt to meet their obligations may be affected by the economic and political developments in a specific industry or region.

The Six Circles Tax Aware Ultra Short Duration Fund invests primarily in a portfolio of debt obligations issued by states, territories and possessions of the United States and by the District of Columbia, and by their political subdivisions and duly constituted authorities. These debt obligations may be insured by private insurers who guarantee the payment of principal and interest in the event of issuer default. The value of these investments may be impacted by changes to bond insurers’ ratings and the Fund’s ability to collect principal and interest in the event of an issuer’s default may be limited if the private insurer does not have the wherewithal to satisfy its obligation.

6. Income Taxes and Distributions to Shareholders

For Federal income tax purposes, the estimated cost and unrealized appreciation (depreciation) in value of investments held at December 31, 2018 were as follows (amounts in thousands):

	Aggregate Tax Cost*	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Six Circles Ultra Short Duration Fund	$1,104,891	$3,524	$(5,594)	$(2,070)
Six Circles Tax Aware Ultra Short Duration Fund	1,126,954	3,908	(4,567)	(659)
Six Circles U.S. Unconstrained Equity Fund	5,390,854	46,774	(450,480)	(403,706)
Six Circles International Unconstrained Equity Fund	2,713,906	32,119	(234,408)	(202,289)

*	The tax cost includes the proceeds from short sales which may result in a net negative cost.

The difference between book and tax basis appreciation (depreciation) on investments is primarily attributed to investments in swap contracts, mark-to market of forward foreign currency contracts, mark to market of futures contracts, straddle loss deferrals, wash sale loss deferrals and mark-to market investments in passive foreign investment companies (“PFICs”).

The tax character of distributions paid during the period ended December 31, 2018 was as follows (amounts in thousands):

	Ordinary Income*	Net Long-Term Capital Gains	Tax Exempt Income	Total Distributions Paid
Six Circles Ultra Short Duration Fund	$5,035	$—	$—	$5,035
Six Circles Tax Aware Ultra Short Duration Fund	2,452	—	1,358	3,810
Six Circles U.S. Unconstrained Equity Fund	19,801	44	—	19,845
Six Circles International Unconstrained Equity Fund	4,966	—	—	4,966

*	Short-term gain distributions are treated as ordinary income for income tax purposes.

As of December 31, 2018, the estimated components of net assets (excluding paid-in-capital) on a tax basis were as follows (amounts in thousands):

	Current Distributable Ordinary Income	Current Distributable Long-Term Capital Gain or (Tax Basis Capital Loss Carryover)	Other Book/Tax Temporary Differences	Unrealized Appreciation (Depreciation)
Six Circles Ultra Short Duration Fund	$354	$(2,015)	$437	$(2,504)
Six Circles Tax Aware Ultra Short Duration Fund	244	(2,029)	507	(1,163)
Six Circles U.S. Unconstrained Equity Fund	—	131	(37,228)	(384,343)
Six Circles International Unconstrained Equity Fund	—	(13,956)	(29,902)	(172,436)

90	SIX CIRCLES TRUST	DECEMBER 31, 2018

For the Funds, the cumulative timing differences primarily consist of capital loss carryforwards, post-October capital loss deferrals, investments in swap contracts, mark to market of forward foreign currency contracts, mark to market futures contracts, straddle loss deferrals, wash sale loss deferrals and mark-to market investments in passive foreign investment companies (“PFICs”).

As of December 31, 2018, the following Funds had the following post-enactment net capital loss carryforwards (amounts in thousands):

	Capital Loss Carryforward Character
	Short-Term	Long-Term
Six Circles Ultra Short Duration Fund	$693	$1,322
Six Circles Tax Aware Ultra Short Duration Fund	693	1,336
Six Circles International Unconstrained Equity Fund	10,548	3,408

Net capital losses incurred after October 31 within the taxable year are deemed to arise on the first business day of the Funds’ next taxable year. For the year ended December 31, 2018 the Funds deferred to January 1, 2019 the following specified ordinary losses and net capital losses of (amounts in thousands):

	Net Capital Loss		Specified Ordinary Loss
	Short-Term	Long-Term
Six Circles U.S. Unconstrained Equity Fund	$17,866	—	$—
Six Circles International Unconstrained Equity Fund	—	—	100

7. Ownership Concentration

As of December 31, 2018, each of the Funds had one affiliated omnibus account for the benefit of its clients which owned 100% of its outstanding shares.

8. Recent Accounting Pronouncements

In March 2017, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) 2017-08 (“ASU 2017-08”) Premium Amortization on Purchased Callable Debt Securities, which shortens the premium amortization period for purchased non-contingently callable debt securities. ASU 2017-08 requires that the premium be amortized to the earliest call date, for purchased non-contingently callable debt securities. ASU 2017-08 is effective for the fiscal years, and interim periods within those fiscal years, beginning after December 15, 2018. Management is currently evaluating the implications of these changes on the financial statements, if any.

In August 2018, FASB issued Accounting Standards Update No. 2018-13, “Fair Value Measurement (Topic 820: Disclosure Framework — Changes to the Disclosure Requirements for Fair Value Measurement” (“ASU 2018-13”). ASU 2018-13 eliminates the requirement to disclose the amount of and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy, the timing of transfers between levels of the fair value hierarchy and the valuation processes for Level 3 fair value measurements. ASU 2018-13 does not eliminate the requirement to disclose the range and weighted average used to develop significant unobservable inputs for Level 3 fair value measurements, and the changes in unrealized gains and losses for recurring Level 3 fair value measurements. ASU 2018-13 requires that information is provided about the measurement uncertainty of Level 3 fair value measurements as of the reporting date. The guidance is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2019. Management has early adopted the above guidance and determined there to be no impact on the current year financial statements.

9. Subsequent Events

The Funds have evaluated subsequent events through the date of issuance of this report and have determined that there are no material events that need disclosure.

DECEMBER 31, 2018	SIX CIRCLES TRUST	91

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees of Six Circles Trust and Shareholders of Six Circles Ultra Short Duration Fund, Six Circles Tax Aware Ultra Short Duration Fund, Six Circles U.S. Unconstrained Equity Fund and Six Circles International Unconstrained Equity Fund

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the schedules of portfolio investments, of Six Circles Ultra Short Duration Fund, Six Circles Tax Aware Ultra Short Duration Fund, Six Circles U.S. Unconstrained Equity Fund and Six Circles International Unconstrained Equity Fund (constituting Six Circles Trust, hereafter collectively referred to as the “Funds”) as of December 31, 2018, the related statements of operations and changes in net assets, including the related notes, and the financial highlights for the period July 9, 2018 (commencement of operations) through December 31, 2018 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of December 31, 2018, and the results of each of their operations, changes in each of their net assets, and each of the financial highlights for the period July 9, 2018 (commencement of operations) through December 31, 2018 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinions

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2018 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.

/s/ PricewaterhouseCoopers LLP

New York, New York

February 22, 2019

We have served as the auditor of one or more investment companies in the Six Circles Trust complex since 2018.

92	SIX CIRCLES TRUST	DECEMBER 31, 2018

SCHEDULE OF SHAREHOLDER EXPENSES

(Unaudited)

Hypothetical $1,000 Investment

As a shareholder of the Funds, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption fees and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these ongoing costs with the ongoing costs of investing in other mutual funds. The examples assume that you had a $1,000 investment in each fund at the beginning of the reporting period, July 9, 2018, and continued to hold your shares at the end of the reporting period, December 31, 2018.

Actual Expenses

For each Class of each Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. Therefore, the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher. The examples also assume all dividends and distributions have been reinvested.

	Beginning Account Value July 9, 2018	Ending Account Value December 31, 2018	Expenses Paid During the Period*	Annualized Expense Ratio
Six Circles Ultra Short Duration Fund
Actual*	$1,000.00	$1,007.40	$1.92	0.40%
Hypothetical**	1,000.00	1,022.94	2.02	0.40
Six Circles Tax Aware Ultra Short Duration Fund
Actual*	1,000.00	1,004.80	1.92	0.40
Hypothetical**	1,000.00	1,022.94	2.02	0.40
Six Circles U.S. Unconstrained Equity Fund
Actual*	1,000.00	908.70	0.96	0.21
Hypothetical**	1,000.00	1,023.88	1.06	0.21
Six Circles International Unconstrained Equity Fund
Actual*	1,000.00	831.70	1.36	0.31
Hypothetical**	1,000.00	1,023.39	1.56	0.31

*	Expenses are equal to each Fund’s respective annualized expense ratio, multiplied by the average account value over the period, multiplied by 175/365 (to reflect the one-half year period).
**

Expenses are equal to the Fund’s respective annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the actual period). Commencement of operations was July 9, 2018.

DECEMBER 31, 2018	SIX CIRCLES TRUST	93

TAX INFORMATION

The following information is provided with respect to the distributions paid during the taxable year ended December 31, 2018:

	Six Circles U.S. Unconstrained Equity Fund	Six Circles International Unconstrained Equity Fund	Six Circles Ultra Short Duration Fund	Six Circles Tax Aware Ultra Short Duration Fund
Record Date	12/18/2018	12/18/2018	Monthly	Monthly
Payable Date	12/20/2018	12/20/2018	Monthly	Monthly
Ordinary Income:
Qualified Dividend Income for Individuals	80.18%	100%	—	—
Dividends Qualifying for the Dividends Received
Deduction for Corporations	88.70%	—		—
Foreign Source Income	—	100%*	—	—
Foreign Tax Paid Per Share	—	0.001251	—	—
Interest from Tax-Exempt Obligations	—	—	—	35.64%
Interest from Federal Obligations	—	—	12.79%	8.80%
Long-Term Capital Gain Dividend	—	—	—	—

*	Expressed as a percentage of the cash distribution grossed-up for foreign taxes.

The law varies in each state as to whether and what percentage of dividend income attributable to Federal obligations is exempt from state income tax. We recommend that you consult with your tax adviser to determine if any portion of the dividends you received is exempt from state income taxes.

The foreign taxes paid represent taxes incurred by the Fund on income received by the Fund from foreign sources. Foreign taxes paid may be included in taxable income with an offsetting deduction from gross income or may be taken as a credit for taxes paid to foreign governments. You should consult your tax adviser regarding the appropriate treatment of foreign taxes paid.

Please retain this information for your records.

94	SIX CIRCLES TRUST	DECEMBER 31, 2018

TRUSTEES

The names of the Trustees of the Trust, together with information regarding their year of birth, the year each Trustee first became a Board member of the Trust, principal occupations and other board memberships, including those in any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Securities Exchange Act”) or subject to the requirements of Section 15(d) of the Securities Exchange Act or any company registered as an investment company under the 1940 Act, are shown below. The contact address for each of the Trustees is 270 Park Avenue, New York, NY 10017. The Funds’ Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request by calling collect at 1-212-464-2070, or on the Funds’ website at www.sixcirclesfunds.com/literature.

Name (Year of Birth; Positions with the Funds since)	Principal Occupation During Past 5 Years	Number of Funds in Fund Complex Overseen by Trustee (1)	Other Directorships Held During the Past 5 Years
Independent Trustees
Lisa M. Borders (1957); Trustee since inception	President and Chief Executive Officer, TIME’S UP (October 2018–Present); President, Women’s National Basketball Association (2016–October 2018); Vice President, The Coca-Cola Company (2013–2016).	6	Trustee, Duke University; Chairman, The Coca-Cola Foundation

James P. Donovan (1950); Lead Independent Trustee since inception	Chairman, Cross Culture Coach LLC (2012–present)	6	Chairman, Cross Culture Coach LLC

Kevin Klingert (1962); Trustee since inception	Retired; Senior Advisor, Morgan Stanley Investment Management Inc. (2016–2017); Managing Director, Morgan Stanley Investment Management Inc. (2007–2016).	6	N/A

Neil Medugno (1957); Trustee since inception	Retired; Partner, Wellington Management Company LLP, Chief Financial Officer, Wellington Funds Group (1994–2017).	6	Director, Easterly Acquisition Corp LLC (July 2018–Nov 2018)

Lauren K. Stack (1963); Trustee since inception	Principal, b2G Capital, Inc. (2016–present); Chief Operating Officer, Corcoran Gallery of Art (2011–2015).	6	Director, ACT for Alexandria; Director, Inova Alexandria Hospital Foundation; Director, Capitol Post
Interested Trustees

Mary E. Savino (1962); Chairman since inception	Managing Director, JPMorgan Securities LLC, Asset & Wealth Management division, Head of JPMorgan Private Investments Inc. Investment Advisory Business (2016–present); Global Head of Portfolio Management Group (2013–2016); Global Head of Client Portfolio Management for Global Access Funds (2009–2013); various other positions including Head of US Mutual Funds since joining the firm in 1988.	6	Director, J.P. Morgan Private Investments Inc.

(1)

A Fund Complex means two or more registered investment companies that hold themselves out to investors as related companies for purposes of investment and investor services or have a common investment adviser or have an investment adviser that is an affiliated person of the investment adviser of any of the other registered investment companies. The Six Circles Funds Complex for which the Board of Trustees serves currently includes 1 registered investment company (6 funds).

DECEMBER 31, 2018	SIX CIRCLES TRUST	95

OFFICERS

The Trust’s executive officers (listed below) generally are employees of the Adviser or one of its affiliates. The officers conduct and supervise the business operations of the Trust. The officers hold office until a successor has been elected and duly qualified. The Trust has no employees. The names of the officers of the Funds, together with their year of birth, information regarding their positions held with the Trust and principal occupations are shown below. The contact address for each of the officers, unless otherwise noted, is 270 Park Avenue, New York, NY 10017.

Name (Year of Birth), Positions Held with the Trust (Since)	Principal Occupations During Past 5 Years

Mary E. Savino (1962), President and Principal Executive Officer since inception	Managing Director, JPMorgan Securities LLC, Asset & Wealth Management division, Head of JPMorgan Private Investments Inc. Investment Advisory Business (2016-present); Global Head of Portfolio Management Group (2013-2016); Global Head of Client Portfolio Management for Global Access Funds (2009-2013); various other positions including Head of US Mutual Funds since joining the firm in 1988.

Abby L. Ingber (1962), Chief Legal Officer and Secretary since inception	Executive Director and Assistant General Counsel, JPMorgan Chase Bank, N.A. (2017-present); Deputy General Counsel, Schroder Investment Management North America Inc. and Chief Legal Officer and Secretary, Schroder Funds (2006-2017).

Michael Choi (1971), Chief Compliance Officer since inception	Chief Compliance Officer, J.P. Morgan Private Investments Inc. (2016-present); Managing Director, JPMorgan Chase Bank, N.A. (2018-present); Executive Director; Assistant General Counsel, JPMorgan Chase Bank, N.A. (2008-2016).

Gregory R. McNeil (1975), Principal Financial Officer and Treasurer since inception	Executive Director, JPMorgan Securities LLC (2018-present); Vice President, AQR Capital Management, LLC; Treasurer, AQR Funds (2015-2018); Assistant Treasurer, Franklin Templeton Investments (2010-2015).

Gina M. Andes (1976), Assistant Treasurer since inception	Vice President, JP Morgan Securities LLC (2017-present); Vice President, J.P. Morgan Investment Management Inc. (formerly JPMorgan Funds Management, Inc.) (2013-2017).

96	SIX CIRCLES TRUST	DECEMBER 31, 2018

BOARD REVIEW AND APPROVAL OF INVESTMENT ADVISORY AGREEMENT WITH JPMPI

(Unaudited)

The Board of Trustees (the “Board”) of the Six Circles Trust (the “Trust”), including the Trustees who are not “interested persons” (as defined in the Investment Company Act of 1940, as amended, the “1940 Act”) of J.P. Morgan Private Investments Inc. (“JPMPI” or the “Adviser”), the Sub-Advisers (as defined below) or their affiliates (the “Independent Trustees”), as part of the Board’s initial organizational meeting for the Trust, met in person on June 12-13, 2018 (the “Meeting”) to consider and approve (i) the proposed Investment Advisory Agreement (the “Advisory Agreement”) between the Trust, on behalf of the Six Circles U.S. Unconstrained Equity Fund, the Six Circles International Unconstrained Equity Fund, the Six Circles Tax Aware Ultra Short Duration Fund and the Six Circles Ultra Short Duration Fund (each a “Fund” and together, the “Funds”), each a series of the Trust, and JPMPI; and (ii) the proposed Sub-Advisory Agreements (each a “Sub-Advisory Agreement” and, together, the “Sub-Advisory Agreements” and, the Sub-Advisory Agreements together with the Advisory Agreement, the “Agreements”) between JPMPI and each of BlackRock Investment Management, LLC (“BlackRock”), Goldman Sachs Asset Management, L.P. (“Goldman”), Pacific Investment Management Company LLC (“PIMCO”) and BNY Mellon Asset Management North America Corporation (“Mellon” and, together with BlackRock, Goldman and PIMCO, each a “Sub-Adviser” and, together, the “Sub-Advisers”), each for an initial term of two years. At the Meeting, the Board, including the Independent Trustees, unanimously approved the Advisory Agreement and each Sub-Advisory Agreement.

Materials Requested Prior to Meeting. Prior to the Meeting, Ropes & Gray LLP (“Ropes & Gray”), counsel to the Independent Trustees, had prepared letters on behalf of the Independent Trustees requesting detailed information from JPMPI and each Sub-Adviser in connection with the proposed Advisory Agreement and Sub-Advisory Agreements in an effort to observe the requirement under Section 15(c) of the 1940 Act that the Trustees request and evaluate, and that the investment adviser and sub-advisers furnish, such information as may be necessary to evaluate the terms of the proposed agreements. JPMPI and each Sub-Adviser responded to the information requests and provided memoranda and related materials and information for consideration by the Trustees, which were included in the materials for the Meeting (together, the “15(c) Materials”). Following receipt and review, the Independent Trustees and their counsel, Ropes & Gray, held separate conference calls on June 1, 2018 and on June 7, 2018 to consider the 15(c) Materials and related proposed advisory and sub-advisory arrangements, during which the Independent Trustees raised various questions and requests for additional information to be responded to by JPMPI. Subsequent calls were held with representatives from JPMPI to communicate the Independent Trustees’ additional questions and requests for information, each of which was responded to by JPMPI either in writing or orally at the Meeting.

Set forth below is a summary of the material factors evaluated by the Trustees that formed the basis for the Board’s approval of the Advisory Agreement and the Sub-Advisory Agreements. The Trustees’ conclusions as to the approval of the Agreements were based on a comprehensive consideration of all information provided to the Trustees. In deciding to approve the Advisory Agreement and Sub-Advisory Agreements, the Board did not identify any single factor or particular information that, in isolation, was controlling. Some of the factors that figured particularly in the Trustees’ deliberations are described below, although individual Trustees may have evaluated the information presented differently from one another, attributing different weights to various factors.

Materials Reviewed. In considering the approval of the Advisory Agreement and Sub-Advisory Agreements, the Board took into account the wide variety of materials relating to the services to be provided by JPMPI, BlackRock, Goldman, PIMCO and Mellon provided prior to and during the Meeting, the presentations made during the Meeting, and the extensive discussions during the Meeting. The Board reviewed information relating to, among other things, proposed Fund operations, including the compliance programs of the Adviser and Sub-Advisers, valuation, and other information related to personnel of the Adviser and Sub-Advisers that would be providing investment management services to the Funds. They also reviewed comparative fee information prepared by Broadridge Financial Solutions (“Broadridge”), an independent provider of investment company performance and fee and expense data, a memorandum provided by Ropes & Gray regarding the responsibilities of the Board in considering the approval of advisory and sub-advisory agreements for the Funds, and information regarding personnel who would be providing investment management services to the Funds.

Representatives of the Sub-Advisers also participated in the Meeting, at which the Board discussed the proposed arrangements with each Sub-Adviser. The Independent Trustees also discussed the proposed Advisory Agreement and Sub-Advisory Agreement in an executive session of the Meeting with Ropes & Gray at which no representatives of JPMPI or the Sub-Advisers were present.

Review Process. In connection with the approval of the Advisory Agreement and Sub-Advisory Agreements, the Board reviewed written materials provided by JPMPI, which included, among other things, comparative fee data prepared by Broadridge, an independent provider of investment company performance and fee and expense data. The Board also requested and received assistance and advice regarding applicable legal standards from counsel to the Independent Trustees. The Board additionally considered the written information provided by the Adviser and Sub-Advisers in response to the Board’s requests for information. The Board also heard oral presentations on matters related to the Advisory Agreement and Sub-Advisory Agreements.

DECEMBER 31, 2018	SIX CIRCLES TRUST	97

BOARD REVIEW AND APPROVAL OF INVESTMENT ADVISORY AGREEMENT WITH JPMPI

(Unaudited) (continued)

Nature, Extent and Quality of Services. The Board considered the depth and quality of the investment management processes of JPMPI, BlackRock, Goldman, PIMCO and Mellon, including for each entity, the experience and capabilities of its senior management, investment and other personnel, and the overall financial strength and stability of the organizations. The Board also considered the nature, extent and quality of the various services that JPMPI would provide under the Advisory Agreement. The Board also noted JPMPI’s commitment to investing in information technology supporting compliance, as well as JPMPI’s continuing efforts to attract and retain qualified personnel and to maintain and enhance its resources and systems. The Board considered its review of JPMPI’s policies, procedures and systems to assure compliance with applicable laws and regulations and to conduct effective oversight of each Sub-Adviser; and its processes to keep the Board informed about matters relevant to the Funds and their shareholders.

Similarly, the Board considered the sub-advisory services proposed to be provided by each Sub-Adviser to the Funds. The Board also considered information about each Sub-Advisers’ investment personnel responsible for providing services under the Sub-Advisory Agreements. The Board reviewed the nature and quality of each Sub-Advisers’ investment management, trading, risk management, compliance capabilities and resources, research capabilities, and the experience and capabilities of its portfolio management personnel, and the overall financial strength of each organization. The Board noted the certificates received from JPMPI and the Sub-Advisers regarding both their compliance programs and codes of ethics, which noted that JPMPI and the Sub-Advisers each had compliance policies and procedures in place that were reasonably designed to prevent violations of the federal securities laws with respect to the services provided by JPMPI and each Sub-Adviser and that JPMPI and each Sub-Adviser had adopted a code of ethics that included provisions reasonably necessary to prevent access persons from (i) engaging in certain specified conduct and (ii) violating the code of ethics.

Ultimately, the Board concluded that the nature, extent and quality of services proposed to be provided by JPMPI, BlackRock, Goldman, PIMCO and Mellon under the Advisory Agreement and Sub-Advisory Agreements were likely to benefit the Funds and their shareholders.

Investment Performance. Since the Funds had not yet commenced operations, the Board did not receive or consider investment performance information related to the Funds. The Board considered the manner in which the Adviser and the Sub-Advisers proposed to manage the Funds, as well as the Sub-Adviser performance records in managing accounts similar to the strategies they will use to manage their respective sleeves of the Funds, as applicable, as described in the 15(c) Materials. The Board also discussed the background and experience of the Funds’ proposed Sub-Advisers. The Board concluded that based on the experience of the Adviser and the Funds’ proposed Sub-Advisers, the Adviser had a reasonable expectation of delivering acceptable performance to shareholders of the Funds.

Advisory Fees and Total Expenses. JPMPI reported to the Board that, in proposing fees and expenses for each Fund, JPMPI considered a number of factors, including the type and complexity of the services to be provided, the estimated cost of providing services, the risk assumed by JPMPI in the provision of services, the impact on potential returns from different levels of fees, the competitive marketplace for financial products, and the attractiveness of potential returns to prospective investors in the Funds. The Board noted JPMPI’s explanation that the proposed advisory fee is consistent across all four Funds because each Fund is expected to receive similar investment management services from JPMPI, including asset allocation, investment oversight and other management services.

The Board next reviewed the proposed advisory fee schedule for the Funds. The Board noted that the Adviser had: (1) agreed to contractually reimburse expenses for the Funds to the extent the total expense ratio for each Fund exceeded a certain specified limit; and (2) agreed to contractually waive any advisory fees that exceeded the aggregate advisory fees JPMPI is contractually required to pay to the Sub-Advisers. The Board considered how these agreements would affect the expenses borne by Fund shareholders.

The Board reviewed the proposed advisory fee and estimated total expenses of each Fund (each as a percentage of average net assets) and compared such amounts with the average and median fees and expense levels of other similar funds. With respect to advisory fees, the Board reviewed data from Broadridge that compared the average and median advisory fees of other funds in a peer group of comparable funds, as well as the universe of other similar funds. The Board compared each Fund’s estimated total expenses to other funds in the applicable peer group provided by Broadridge and found the total expenses of each Fund to be reasonable. The Board noted that the Broadridge information showed that the proposed advisory fee for each Fund was in the low to middle range of the applicable Broadridge peer group and universe. They further noted that the estimated total expense ratio for each Fund was also within the middle range of total expenses, when taking into account the proposed expense reimbursement arrangement. The Board also found the proposed fees to be paid by JPMPI to the Sub-Advisers to be reasonable, noting that the Funds will not pay the fees to the Sub-Advisers directly, but that JPMPI will compensate the Sub-Advisers out of the advisory fee it receives from the Funds. The Board noted that neither JPMPI nor the Sub-Advisers identified any funds or accounts with similar investment objectives and strategies as the Funds. The Board further noted the Adviser’s views regarding the limitations of fee comparisons to separately managed accounts in

98	SIX CIRCLES TRUST	DECEMBER 31, 2018

light of the differences in services provided to the Funds as compared to those provided to separately managed accounts. Additionally, the Board noted the most-favored nation provisions agreed to by each of the Sub-Advisers, which should help ensure the fee rates charged by the Sub-Advisers are at least equal to the range of fees the Sub-Advisers charge to similar clients.

Based on the information presented by JPMPI, the Sub-Advisers and Broadridge, members of the Board then determined that the level of the advisory fees to be charged by JPMPI, the level of the sub-advisory fees to be paid by JPMPI to each Sub-Adviser, as well as the estimated total expenses of each Fund, are reasonable, fair and equitable and that approval of the Advisory Agreement and Sub-Advisory Agreements would likely benefit each Fund and its shareholders.

Adviser Costs, Level of Profits and Economies of Scale. As the Funds are newly organized, information regarding JPMPI’s and the Sub-Advisers’ actual costs in providing services to the Funds was not available.

The Board considered the estimated profits to be realized by the Adviser in connection with the operation of the Funds as well as the estimated profits to be realized by the Sub-Advisers in connection with the operation of the Funds based on profitability estimates included with the 15(c) Materials, and whether the amount of estimated profit represented a fair entrepreneurial profit for the management of the Funds. In doing so, the Board also took into account the entrepreneurial and business risk JPMPI will undertake as investment manager and sponsor of the Funds. The Board also considered the Funds’ estimated operating expenses and the expected impact of the proposed expense limitation agreement and fee waiver agreement to be observed by JPMPI on the Adviser’s estimated profits. The Board noted that JPMPI did not expect to be profitable with respect to the Funds during their first year of operations.

The Board further noted that the proposed advisory fee rates to be paid to JPMPI do not have break points, but due to the proposed fee waiver arrangements, JPMPI will not retain any portion of the advisory fees paid by the Funds. Additionally, the Board noted that Six Circles Tax Aware Ultra Short Duration Fund and Six Circles Ultra Short Duration Fund sub-advisory fees contain breakpoints, which may help to reflect economies of scale.

Ultimately, the Board concluded that each Fund’s proposed fee and expense structure is reasonable, fair and equitable.

Ancillary Benefits. The Board next considered whether the Adviser, Sub-Advisers or any of their affiliates may receive other benefits as a result of the Adviser’s or Sub-Adviser’s proposed relationship with the Trust or the Funds. The Board considered that the Adviser was not affiliated with any of the Funds’ proposed service providers, and therefore would not benefit from those contractual relationships. The Board additionally considered that the Sub-Advisers were not affiliated with any of the Funds’ proposed service providers, and therefore would not benefit from those contractual relationships. The Board also considered the proprietary nature of the Funds and whether any benefit would result to the Adviser by placing assets of JPMPI private bank clients into the Funds. The Board also considered portfolio trading practices, noting that while the Adviser was affiliated with a broker-dealer, the broker-dealer affiliate would not execute portfolio transactions on behalf of the Funds and would not receive the benefit of research provided by any such broker-dealer. Additionally, the Board considered that JPMorgan Chase Bank, N.A. and its affiliates (“J.P. Morgan”) will receive the ancillary benefit of collecting fees from J.P. Morgan accounts that invest in the Funds. Taking these considerations into account, the Board concluded that the Adviser, the Sub-Advisers and their affiliates would not receive collateral benefits that would materially affect the reasonableness of the proposed advisory fees under the Advisory Agreement or Sub-Advisory Agreements.

Conclusions. Having requested and received such information from the Adviser and Sub-Advisers as the Board believed to be reasonably necessary to evaluate the terms of the proposed Advisory Agreement and Sub-Advisory Agreements, the Board, including the Independent Trustees, unanimously concluded that the advisory fee structures were reasonable, fair and equitable and, in light of the matters that the Trustees had considered to be relevant in the exercise of their reasonable judgment, approved the Advisory Agreement and the Sub-Advisory Agreements for an initial term of two years.

Board Review and Approval of the Sub-Advisory Agreement with Russell Investments Implementation Services, Inc. (the “New Sub-advisory Agreement”)

The Board of Trustees (the “Board”) of the Six Circles Trust (the “Trust”), including the Trustees who are not “interested persons” (as defined in the Investment Company Act of 1940, as amended, the “1940 Act”) of J.P. Morgan Private Investments Inc. (“JPMPI” or the “Adviser”) and the Sub-Adviser (as defined below) or their affiliates (the “Independent Trustees”), met in person on September 21, 2018 (the “Meeting”) to consider and approve a proposed Sub-Advisory Agreement (the “New Sub-Advisory Agreement”) between JPMPI and Russell Investments Implementation Services, Inc. (“RIIS” or the “Sub-Adviser”) for an initial term of two years. At the Meeting, the Board, including the Independent Trustees, unanimously approved the New Sub-Advisory Agreement.

Pursuant to the New Sub-Advisory Agreement, RIIS was proposed to be engaged to serve as an “interim” sub-adviser to the Funds as needed to manage the portfolio of a Fund or sleeve thereof for an interim period (i) in the event that it would be prudent to allocate Fund flows away from an existing sub-adviser for a period of time, or (ii) to facilitate a transition

DECEMBER 31, 2018	SIX CIRCLES TRUST	99

BOARD REVIEW AND APPROVAL OF INVESTMENT ADVISORY AGREEMENT WITH JPMPI

(Unaudited) (continued)

in the event the Adviser determines to terminate an existing sub-adviser, pending identification, approval and implementation of a new sub-adviser. Separate from the proposed New Sub-Advisory Agreement, RIIS was also proposed to be engaged by JPMPI as a transition manager available as needed, to provide transition management execution services, to efficiently transition portfolios managed by an existing sub-adviser over to a new sub-adviser or to another existing sub-adviser, pursuant to a proposed Implementation Services Agreement between JPMPI and RIIS.

Materials Requested Prior to Meeting. Prior to the Meeting, Ropes & Gray LLP (“Ropes & Gray”), counsel to the Independent Trustees, had prepared a letter on behalf of the Independent Trustees requesting detailed information from RIIS in connection with the proposed New Sub-Advisory Agreement in an effort to observe the requirement under Section 15(c) of the 1940 Act that the Trustees request and evaluate, and that the investment adviser and sub-adviser furnish, such information as may be necessary to evaluate the terms of the proposed agreement. RIIS responded to the information request and provided written materials and information for consideration by the Trustees, which were included in the materials for the Meeting. JPMPI also provided information regarding the proposed arrangements with RIIS, and also referred to information that had been previously provided to the Board in connection with a June 12-13, 2018 meeting to consider matters relating to the organization of the Trust and initial approval of investment advisory and other arrangements between JPMPI and the Trust (the materials provided by JPMPI and RIIS for the Meeting, together with the materials previously provided by JPMPI for the June 12-13, 2018 Board meeting, together, the “15(c) Materials”). Following receipt and review, the Independent Trustees and Ropes & Gray, held a conference call on September 17, 2018 to consider the 15(c) Materials and proposed New Sub-Advisory Agreement, during which the Independent Trustees raised various questions and requests for additional information to be responded to, each of which was responded to by JPMPI or RIIS either in writing or orally at the Meeting.

Set forth below is a summary of the material factors evaluated by the Trustees that formed the basis for the Board’s approval of the New Sub-Advisory Agreement. The Trustees’ conclusions as to the approval of the New Sub-Advisory Agreement were based on a comprehensive consideration of all information provided to the Trustees. In deciding to approve the New Sub-Advisory Agreement, the Board did not identify any single factor or particular information that, in isolation, was controlling. Some of the factors that figured particularly in the Trustees’ deliberations are described below, although individual Trustees may have evaluated the information presented differently from one another, attributing different weights to various factors.

Materials Reviewed. In considering the approval of the New Sub-Advisory Agreement, the Board took into account the wide variety of materials relating to the interim sub-advisory services to be provided by RIIS prior to and during the Meeting, the presentations by JPMPI and RIIS made during the Meeting, and the extensive discussions during the Meeting. The Board reviewed information relating to, among other things, the proposed interim sub-advisory services to be provided by RIIS, including information related to the capabilities of RIIS to manage the various asset categories represented in the Funds on an interim basis and the personnel of RIIS that would be providing investment management services to the Funds as and when called for, and the circumstances under which RIIS may be utilized by JPMPI as an interim sub-adviser in connection with JPMPI’s selection and oversight of the Funds’ sub-advisers. The Board also considered information relating to the compliance program of RIIS. The Board also considered a memorandum prepared by Ropes & Gray regarding the responsibilities of the Trustees in considering the approval of advisory and sub-advisory agreements for the Funds.

Representatives of RIIS also participated in the Meeting, at which the Board discussed the proposed arrangements with RIIS. The Independent Trustees also discussed the proposed New Sub-Advisory Agreement in an executive session of the Meeting with Ropes & Gray at which no representatives of JPMPI or RIIS were present.

Review Process. In connection with the approval of the New Sub-Advisory Agreement, the Board reviewed written materials provided by JPMPI and RIIS. The Board also requested and received assistance and advice regarding applicable legal standards from Ropes & Gray. The Board additionally considered the written information provided by RIIS in response to the Board’s request for information, and other information provided by JPMPI. The Board also heard oral presentations on matters related to the New Sub-Advisory Agreement and related arrangements from representatives of JPMPI and RIIS.

Nature, Extent and Quality of Services. The Board considered the depth and quality of the investment management process of RIIS, including the experience and capabilities of its senior management, investment and other personnel, and the overall financial strength and stability of the organization. The Board also considered the sub-advisory services proposed to be provided by RIIS to the Funds if and when called upon to serve as an interim sub-adviser. The Board further considered information about RIIS’s investment personnel responsible for providing services under the New Sub-Advisory Agreement. The Board reviewed the nature and quality of RIIS’s investment management, trading, risk management, compliance capabilities and resources, research capabilities, and the experience and capabilities of its portfolio management personnel, including the availability of RIIS personnel with significant experience in municipal securities, and the firm’s overall financial strength.

100	SIX CIRCLES TRUST	DECEMBER 31, 2018

The Board noted the certificates received from RIIS regarding both its compliance program and code of ethics, which noted that RIIS had compliance policies and procedures in place that were reasonably designed to prevent violations of the federal securities laws with respect to the services provided by RIIS and that RIIS had adopted a code of ethics that included provisions reasonably necessary to prevent access persons from (i) engaging in certain specified conduct and (ii) violating its code of ethics.

Ultimately, the Board concluded that the nature, extent and quality of services proposed to be provided by RIIS under the New Sub-Advisory Agreement if and when called upon to serve as an interim sub-adviser were likely to benefit the Funds and their shareholders.

Investment Performance. Since the Funds had not yet utilized RIIS’s sub-advisory services, the Board did not receive or consider investment performance information related to the Funds’ performance with RIIS serving as a Sub-Adviser. The Board considered the manner in which RIIS proposed to manage the Funds or particular sleeves of the Funds as an interim sub-adviser. The Board also discussed the background and experience of RIIS and its personnel. The Board concluded that based on the experience of RIIS, RIIS had a reasonable expectation of delivering acceptable performance to shareholders of the Funds if called upon to serve as an interim sub-adviser.

Advisory Fees and Total Expenses. JPMPI reported to the Board that, in proposing the sub-advisory fees to be paid to RIIS by JPMPI for each Fund, JPMPI considered a number of factors, including the type and complexity of the services to be provided, the cost of providing services, the impact on potential returns from different levels of fees, the competitive marketplace for financial products, and the attractiveness of potential returns to prospective investors in the Funds.

The Board next reviewed the proposed sub-advisory fee schedule under the New Sub-Advisory Agreement. The Board noted RIIS’s explanation that the proposed sub-advisory fee is consistent across all four Funds and each applicable investment sleeve because each Fund and sleeve would receive similar investment management services from RIIS if it serves as an interim sub-adviser. The Board found the proposed fees to be paid by JPMPI to RIIS to be reasonable. Among other factors, they noted that the Funds will not pay the fees to RIIS directly, but that JPMPI will compensate RIIS out of the advisory fee it receives from the Funds, the rates of which were previously approved by the Board and are not proposed to change in connection with the retention of RIIS as an interim sub-adviser. In this regard, the Board noted that JPMPI had previously: (1) agreed to contractually reimburse expenses of the Funds to the extent the total expense ratio for each Fund exceeds a certain specified limit; and (2) agreed to contractually waive any advisory fees that exceeded the aggregate advisory fees

JPMPI is contractually required to pay to the Fund’s sub-advisers, and that these arrangements would remain in place and apply to any fees paid to RIIS under the New Sub-Advisory Agreement. Additionally, the Board noted the most-favored nation provisions agreed to by RIIS, which should help ensure the sub-advisory fee rates charged by RIIS are at least equal to the range of fees it charges to similar clients.

Based on the information presented, members of the Board determined that the level of sub-advisory fees to be paid by JPMPI to RIIS under the New Sub-Advisory Agreement are reasonable, fair and equitable and would likely benefit each Fund and its shareholders.

Adviser Costs, Level of Profits and Economies of Scale. The Board noted that, as the Funds have not yet utilized RIIS’s interim sub-advisory services, information regarding RIIS’s costs in providing services to the Funds was not available. The Board also noted that JPMPI had no current plans to utilize RIIS for any particular Fund strategy as of the date thereof, or what level of assets might be managed by RIIS over any particular time period. Accordingly, it was noted that RIIS’s profitability with respect to its interim sub-advisory services on behalf of the Funds could not reasonably be estimated at this time.

The Board noted that JPMPI’s estimated profitability from its relationship with the Funds remained the same as had been considered by the Board in connection with the organization of the Trust and initial approval of the Funds’ advisory and sub-advisory arrangements at the June 12-13, 2018 Board meeting, and is not currently expected to be impacted by the proposed New Sub-Advisory Agreement and related arrangements with RIIS.

The Board further noted that the sub-advisory fee rates to be paid by JPMPI to RIIS include breakpoints, which may help to reflect economies of scale.

Ultimately, the Board concluded that each Fund’s proposed fee and expense structure with respect to the New Sub-Advisory Agreement is reasonable, fair and equitable.

Ancillary Benefits. The Board next considered whether RIIS or any of its affiliates may receive other benefits as a result of RIIS’s proposed relationship with the Trust or the Funds. The Board considered that RIIS was not affiliated with any of the Funds’ service providers, and therefore would not benefit from those contractual relationships. The Board also considered portfolio trading practices of RIIS, noting the relatively low trading costs that RIIS expects to incur in completing portfolio transactions for the Funds. Additionally, the Board considered that RIIS may receive ancillary benefits of potentially receiving fees from serving as transition manager to the Funds under the Implementation Services Agreement between the JPMPI and RIIS, but noted that those possible fees are not contingent on RIIS serving as an interim Sub-Adviser and would be for serv-

DECEMBER 31, 2018	SIX CIRCLES TRUST	101

BOARD REVIEW AND APPROVAL OF INVESTMENT ADVISORY AGREEMENT WITH JPMPI

(Unaudited) (continued)

ices that are distinct from RIIS’s sub-advisory services. As such, the Board concluded that RIIS and its affiliates would not receive collateral benefits that would materially affect the reasonableness of the proposed sub-advisory fees under the New Sub-Advisory Agreement.

Conclusions. Having requested and received such information from JPMPI and RIIS as the Board believed to be reasonably necessary to evaluate the terms of the proposed New Sub-Advisory Agreement, the Board, including the Independent

Trustees, unanimously concluded that the proposed sub-advisory fee structure was reasonable, fair and equitable and, in light of the matters that the Trustees had considered to be relevant in the exercise of their reasonable judgment, approved the New Sub-Advisory Agreement for an initial term of two years. The Board also unanimously approved the Implementation Services Agreement, finding it to be fair to, and in the best interest of, each Fund and its shareholders.

102	SIX CIRCLES TRUST	DECEMBER 31, 2018

Rev. Feb 2019

FACTS	WHAT DOES SIX CIRCLES TRUST* DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we may collect and share depend on the product or service you have with us. This information can include:

◾  Social Security number

◾  account balances and transaction history

◾  investment experience and risk tolerance

When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Six Circles Trust, chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does Six Circles Trust share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes — to offer our products and services to you	No	We don’t share
For joint marketing with other financial companies	No	We don’t share
For our affiliates’ everyday business purposes — information about your transactions and experiences	Yes	No
For our affiliates’ everyday business purposes — information about your creditworthiness	No	We don’t share
For nonaffiliates to market to you	No	We don’t share

*

Six Circles Trust and its fund series do not currently, nor are they expected to, collect personal non-public information from individuals, since holdings are held on the books of each fund on an omnibus basis by financial intermediaries. To the extent Six Circles Trust does get access to personsal information through its affiliates or otherwise, this statement would apply.

Questions?	Call 212-464-2070 to speak with a J.P. Morgan representative. For operator relay assistance, first dial 711.

Who we are
Who is providing this notice?	Six Circles Trust

What we do
How does Six Circles Trust protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings. We only authorize our personnel to access information about you when they need it to do their work for us. We require companies working for us to protect your information.
How does Six Circles Trust collect my personal information?

We may collect your personal information, for example, when you

◾  open an account or make a wire transfer

◾  direct us to buy securities or direct us to sell your securities

◾  provide your account information

Why can’t I limit all sharing?

Federal law gives you the right to limit only

◾  sharing for affiliates’ everyday business purposes – information about your creditworthiness

◾  affiliates from using your information to market to you

◾  sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates

Companies related by common ownership or control. They can be financial and nonfinancial companies.

◾  Our affiliates include companies with the Chase or J.P. Morgan name including J.P. Morgan Private Investments Inc., our investment adviser.

Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ◾ We do not share with nonaffiliates so they can market to you
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ◾ We don’t jointly market

The Six Circles Funds are distributed by Foreside Fund Services, LLC a member of FINRA.

Contact Six Circles Funds collect at 1-212-464-2070 for a fund prospectus. You can also visit us at www.sixcirclesfunds.com. Investors should carefully consider the investment objectives and risk as well as charges and expenses of the Six Circles Funds before investing. The prospectus contains this and other information about the Six Circles Funds. Read the prospectus carefully before investing.

The Six Circles Funds file complete schedules of their fund holdings for the first and third quarters of their fiscal year with the SEC on Form N-Q. The Six Circles Funds’ Forms N-Q are available on the SEC’s website at http://www.sec.gov. Shareholders may request a Form N-Q without charge by calling collect at 1-212-464-2070 or by visiting the Six Circles Funds’ website at www.sixcirclesfunds.com/literature.

A description of the Six Circles Funds’ policies and procedures with respect to the disclosure of the Six Circles Funds’ holdings is available in the prospectuses and Statements of Additional Information.

A copy of proxy policies and procedures is available without charge upon request by calling collect 1-212-464-2070 and on the Six Circles Funds’ website at www.sixcirclesfunds.com. A description of such policies and procedures is on the SEC’s website at www.sec.gov. The Trustees have delegated the authority to vote proxies for securities owned by the Fund to the Adviser, and the Adviser in turn has delegated such authority to the Sub-Advisers. A copy of the Six Circles Funds’ voting record for the most recent 12-month period ended June 30 will be available on the SEC’s website at www.sec.gov or at the Six Circles Funds’ website at www.sixcirclesfunds.com no later than August 31 of each year. The Six Circles Funds’ proxy voting record will include, among other things, a brief description of the matter voted on for each fund security, and will state how each vote was cast, for example, for or against the proposal.

©JPMorgan Chase & Co. 2019. All rights reserved. December 31, 2018.

Item 2. Code of Ethics.

As of the period ended December 31, 2018 (the “Reporting Period”), the Registrant has adopted a code of ethics that applies to the Registrant’s principal executive officer and principal financial officer, principal accounting officer or controller or persons performing similar functions. During the Reporting Period, there have been no changes to, amendments to or waivers from, any provision of the code of ethics.

Item 3. Audit Committee Financial Expert.

The Board of Trustees of the Registrant has determined that Registrant has an audit committee financial expert as defined in Item 3(b) and (c) to Form N-CSR and has designated Mr. Neil Medugno as the Registrant’s audit committee financial expert. Mr. Neil Medugno is an “independent” Trustee pursuant to paragraph (a)(2) of Item 3 to Form N-CSR. The Securities and Exchange Commission has stated that the designation or identification of a person as an audit committee financial expert does not impose on such person any duties, obligations or liabilities that are greater than the duties, obligations and liabilities imposed on such person as a member of the Audit Committee and the Board of Trustees in the absence of such designation or identification.

Item 4. Principal Accountant Fees and Services.

The following fees paid to PricewaterhouseCoopers, LLP, the Registrant’s principal accounting firm, are for services rendered for the fiscal year ended December 31, 2018, the Funds first year of operations.

(a)	Audit Fees

The aggregate fees billed for the fiscal year ended December 31, 2018 for professional services rendered by the principal accountant for the audit of the Registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements was $185,000.

(b)	Audit Related Fees

The aggregate fees billed for the fiscal year ended December 31, 2018 for assurance and related services rendered to the Registrant by the principal accountant that are reasonably related to the performance of the audit of the Registrant’s financial statements and are not reported under paragraph (a) of this Item was $0.

(c)	Tax Fees

The aggregate fees billed for the fiscal year ended December 31, 2018 for professional services rendered to the Registrant by the principal accountant for tax compliance, tax advice and tax planning was $42,500. These services consisted of (i) review or preparation of U.S. federal, state, local and excise tax returns; (ii) U.S. federal, state and local entity tax planning, advice and assistance regarding statutory, regulatory or administrative developments, and (iii) tax advice regarding tax qualification.

(d)	All Other Fees

The aggregate fees billed for the fiscal year ended December 31, 2018 for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item was $16,000.

The other services provided to the Registrant consisted of examinations pursuant to Rule 17f-2 of the Investment Company Act of 1940, as amended and filings of Form N-17f-2 “Certificate of Accounting of Securities and Similar Investments in the Custody of Management Investment Companies” with the U.S. Securities and Exchange Commission (“17f-2 Services”) in addition to audit services, tax services and 17f-2 Services provided to other series of the Registrant.

(e)	(1)

Pursuant to the Registrant’s Audit Committee Charter that has been adopted by the audit committee, the audit committee shall approve all audit and permissible non-audit services to be provided to the Registrant and all permissible non-audit services to be provided to its investment adviser or any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the Registrant if the engagement relates directly to the operations and financial reporting of the Registrant. The audit committee has delegated to its Chairman the approval of such services subject to reports to the full audit committee at its next subsequent meeting.

(e)	(2)

The percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X, with respect to: Audit-Related Fees were 100%; Tax Fees were 100%; and Other Fees were 0%.

(f)	Not applicable.

(g)

The aggregate non-audit fees billed by the Registrant’s accountant for services rendered to the Registrant, and rendered to the Registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the Registrant were $0.

(h)

The Registrant’s audit committee has considered whether the provision of non-audit services that were rendered to the Registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the Registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

Item 5. Audit Committee of Listed Registrants.

Not Applicable

Item 6. Investments.

(a)	A Schedule of Investments in securities of unaffiliated issuers as of the close of the Reporting Period is included as part of the report to shareholders filed under Item 1 of this Form N-CSR.

(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11. Controls and Procedures.

(a)

The Registrant’s principal executive and financial officers have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this Form N-CSR, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (the “Exchange Act”).

(b)

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant’s second fiscal quarter of the period covered by this Form N-CSR, that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits.

(a)(1)

Code of Ethics applicable to Principal Executive and Principal Financial Officers of Registrant pursuant to Section 406 of the Sarbanes-Oxley Act of 2002 are filed as Exhibit 13(a)(1) to this Form N-CSR.

(a)(2)	Certifications required by Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are filed as Exhibit 13(a)(2) to this Form N-CSR.

(a)(3)	Not applicable.

(a)(4)	Not applicable.

(b)	Certifications required by Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are furnished as Exhibit 13(b) to this Form N-CSR.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Six Circles Trust

By:

/s/ Mary Savino
Mary Savino
Title: President - Principal Executive Officer
Date: February 27, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:

/s/ Mary Savino
Mary Savino
Title: President - Principal Executive Officer
Date: February 27, 2019

By:

/s/ Gregory McNeil
Gregory McNeil
Title: Treasurer - Principal Financial Officer

Date: February 27, 2019